UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholder

Fidelity® Emerging Markets Equity Central Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2019
Cayman Islands	18.5%
Korea (South)	10.6%
China	10.5%
India	9.8%
Brazil	7.1%
Taiwan	6.7%
South Africa	5.7%
United States of America*	5.1%
Russia	5.0%
Other	21.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2019

% of fund's net assets
Stocks and Equity Futures	96.5
Short-Term Investments and Net Other Assets (Liabilities)	3.5

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	3.0
Sberbank of Russia (Russia, Banks)	2.2
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	2.2
ICICI Bank Ltd. (India, Banks)	1.6
Meituan Dianping Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.4
27.2

Top Market Sectors as of March 31, 2019

% of fund's net assets
Financials	24.9
Consumer Discretionary	15.8
Information Technology	12.3
Communication Services	9.6
Materials	7.4
Energy	7.3
Consumer Staples	6.5
Industrials	4.7
Real Estate	3.2
Health Care	2.2

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
Argentina - 0.6%
Banco Macro SA sponsored ADR	7,569	$346,357
BBVA Banco Frances SA sponsored ADR	69,073	656,884
Bolsas y Mercados Argentinos SA	35,590	265,100
Central Puerto SA sponsored ADR	80,200	737,038
Grupo Financiero Galicia SA sponsored ADR	87,956	2,244,637
Inversiones y Representaciones SA ADR (a)	43,002	468,722
Loma Negra Compania Industrial Argentina SA ADR (a)	46,214	506,043
Pampa Holding SA sponsored ADR (a)(b)	27,765	765,481
YPF SA Class D sponsored ADR	43,900	615,039

TOTAL ARGENTINA		6,605,301

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	616,000	227,443
Bahrain - 0.0%
Ahli United Bank	152,400	137,817
Bangladesh - 0.2%
BRAC Bank Ltd.	579,798	531,338
Olympic Industries Ltd.	102,216	281,988
Square Pharmaceuticals Ltd.	261,275	830,443
The City Bank Ltd.	576,312	181,058

TOTAL BANGLADESH		1,824,827

Bermuda - 1.4%
AGTech Holdings Ltd. (a)	3,416,000	221,933
Central European Media Enterprises Ltd. Class A (a)	110,071	438,083
Cosan Ltd. Class A	82,000	950,380
Credicorp Ltd. (United States)	25,232	6,054,418
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	100,028
Kunlun Energy Co. Ltd.	514,000	536,921
Man Wah Holdings Ltd.	236,600	138,645
Marvell Technology Group Ltd.	33,600	668,304
Pacific Basin Shipping Ltd.	5,990,000	1,289,575
Shangri-La Asia Ltd.	3,170,000	4,506,678

TOTAL BERMUDA		14,904,965

Brazil - 3.6%
Azul SA sponsored ADR (a)	92,800	2,710,688
B2W Companhia Global do Varejo (a)	25,100	270,658
Banco do Brasil SA	663,340	8,254,160
BR Malls Participacoes SA	334,100	1,072,608
BTG Pactual Participations Ltd. unit	332,700	3,076,032
Companhia de Saneamento de Minas Gerais	180,230	2,811,153
Direcional Engenharia SA	657,600	1,456,164
Localiza Rent A Car SA	319,020	2,693,706
Natura Cosmeticos SA	534,400	6,195,210
Notre Dame Intermedica Participacoes SA	235,520	1,973,018
Petrobras Distribuidora SA	363,200	2,147,466
Vale SA sponsored ADR	437,315	5,711,334

TOTAL BRAZIL		38,372,197

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	94,900	2,349,724
Canada - 0.2%
OceanaGold Corp.	89,300	280,660
Pan American Silver Corp.	157,200	2,082,900

TOTAL CANADA		2,363,560

Cayman Islands - 18.5%
58.com, Inc. ADR (a)	16,645	1,093,244
Airtac International Group	195,000	2,521,307
Alibaba Group Holding Ltd. sponsored ADR (a)	200,922	36,658,219
Ant International Co. Ltd. Class C (c)(d)	296,486	1,915,300
China Biologic Products Holdings, Inc. (a)	13,976	1,275,310
China Literature Ltd. (a)(e)	176,760	827,512
China Resources Land Ltd.	891,000	3,995,338
China State Construction International Holdings Ltd.	2,428,000	2,273,365
CStone Pharmaceuticals Co. Ltd. (a)(e)	919,830	1,860,764
Ctrip.com International Ltd. ADR (a)	18,809	821,765
ENN Energy Holdings Ltd.	190,590	1,842,786
Eurocharm Holdings Co. Ltd.	22,000	95,531
Haitian International Holdings Ltd.	1,022,000	2,322,624
HUYA, Inc. ADR (b)	81,700	2,298,221
JD.com, Inc. sponsored ADR (a)	389,699	11,749,425
Kingdee International Software Group Co. Ltd.	1,193,000	1,379,937
Kingsoft Corp. Ltd.	3,782,000	9,616,459
Koolearn Technology Holding Ltd. (a)(e)	1,016,000	1,312,396
LexinFintech Holdings Ltd. ADR (a)	56,500	593,250
Meituan Dianping Class B (b)	2,428,780	16,367,297
Momo, Inc. ADR	148,000	5,659,520
NetEase, Inc. ADR	37,900	9,150,955
PPDAI Group, Inc. ADR (a)	94,600	357,588
Sea Ltd. ADR (a)	139,800	3,288,096
Shenzhou International Group Holdings Ltd.	715,300	9,585,992
Shimao Property Holdings Ltd.	228,720	715,301
SITC International Holdings Co. Ltd.	351,000	360,392
Sunny Optical Technology Group Co. Ltd.	243,000	2,902,089
Tencent Holdings Ltd.	1,216,300	55,934,952
Tencent Music Entertainment Group ADR (a)	217	3,888
Uni-President China Holdings Ltd.	4,799,400	4,707,722
Up Fintech Holdings Ltd. ADR (a)(b)	19,100	247,154
Weidai Ltd. ADR	26,100	301,716
Wise Talent Information Technology Co. Ltd. (a)	372,141	1,097,467
Xinyi Solar Holdings Ltd.	186,000	89,565
Zai Lab Ltd. ADR (a)	30,700	905,957

TOTAL CAYMAN ISLANDS		196,128,404

Chile - 0.5%
Compania Cervecerias Unidas SA sponsored ADR	56,200	1,655,652
Sociedad Matriz SAAM SA	3,076,967	307,468
Vina Concha y Toro SA	1,431,604	2,978,893

TOTAL CHILE		4,942,013

China - 10.5%
BBMG Corp. (H Shares)	6,195,500	2,273,013
Beijing Sinnet Technology Co. Ltd. (A Shares)	262,000	731,893
China Communications Construction Co. Ltd. (H Shares)	1,246,000	1,288,864
China Life Insurance Co. Ltd. (H Shares)	3,596,900	9,697,721
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,748,650	2,607,358
China Oilfield Services Ltd. (H Shares)	2,784,000	3,007,448
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,009,900	7,886,027
China Petroleum & Chemical Corp. (H Shares)	7,782,000	6,176,307
Glodon Co. Ltd. (A Shares)	178,300	791,878
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	164,100	857,411
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	269,950	2,666,501
Industrial & Commercial Bank of China Ltd. (H Shares)	43,030,400	31,519,284
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	259,821	2,532,384
PICC Property & Casualty Co. Ltd. (H Shares)	2,798,900	3,180,426
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,038,000	11,686,031
Qingdao Haier Co. Ltd. (A Shares)	4,193,902	10,690,871
SAIC Motor Corp. Ltd. (A Shares)	30,200	117,299
Shanghai International Airport Co. Ltd. (A Shares)	369,800	3,424,151
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares) (a)	115,330	2,307,614
Shenzhen Sunway Communication Co. Ltd. (A Shares)	149,400	641,489
Sinopec Engineering Group Co. Ltd. (H Shares)	1,716,000	1,674,477
Sinopharm Group Co. Ltd. (H Shares)	90,740	377,989
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	770,082	1,991,735
Tsingtao Brewery Co. Ltd. (H Shares)	604,000	2,846,897
WuXi AppTec Co. Ltd. (H Shares) (a)(e)	47,600	579,390

TOTAL CHINA		111,554,458

Colombia - 0.5%
Bancolombia SA	3,020	37,513
Bancolombia SA sponsored ADR	53,518	2,732,629
Ecopetrol SA	1,312,774	1,406,236
Inversiones Argos SA	130,737	742,258

TOTAL COLOMBIA		4,918,636

Egypt - 0.1%
EFG-Hermes Holding SAE (a)	158,700	155,586
JUHAYNA Food Industries	50,000	38,229
Six of October Development & Investment Co. (a)	310,200	300,713

TOTAL EGYPT		494,528

Greece - 0.5%
Fourlis Holdings SA	55,567	314,778
Titan Cement Co. SA (Reg.)	209,900	4,534,870

TOTAL GREECE		4,849,648

Hong Kong - 3.0%
AIA Group Ltd.	155,600	1,555,964
China Everbright International Ltd.	1,804,000	1,833,887
China Overseas Land and Investment Ltd.	1,962,460	7,449,896
China Resources Beer Holdings Co. Ltd.	1,264,666	5,324,519
China Resources Power Holdings Co. Ltd.	541,523	814,014
China Unicom Ltd.	2,031,720	2,586,838
China Unicom Ltd. sponsored ADR (b)	44,500	569,600
CNOOC Ltd.	5,030,000	9,369,282
Far East Horizon Ltd.	1,734,074	1,837,909

TOTAL HONG KONG		31,341,909

Hungary - 0.0%
OTP Bank PLC	7,467	328,546
India - 9.8%
Adani Ports & Special Economic Zone Ltd. (a)	659,296	3,603,567
Axis Bank Ltd. (a)	683,143	7,674,682
Axis Bank Ltd. GDR (Reg. S) (a)	6,940	387,946
Bharti Infratel Ltd.	155,984	706,589
Embassy Office Parks (REIT) (a)	34,000	147,431
Federal Bank Ltd.	2,253,267	3,141,253
ICICI Bank Ltd.	513,338	2,969,373
ICICI Bank Ltd. sponsored ADR	1,267,180	14,521,883
IndoStar Capital Finance Ltd. (e)	147,355	886,239
Indraprastha Gas Ltd. (a)	639,320	2,822,581
ITC Ltd.	1,826,487	7,847,413
JK Cement Ltd. (a)	177,398	2,222,315
Larsen & Toubro Ltd.	221,278	4,430,677
LIC Housing Finance Ltd.	1,037,641	7,981,969
Mahindra & Mahindra Ltd.	16,092	156,745
Manappuram General Finance & Leasing Ltd.	1,922,479	3,481,775
NTPC Ltd.	505,680	984,536
Oberoi Realty Ltd.	336,763	2,571,539
Petronet LNG Ltd.	556,168	2,022,173
Phoenix Mills Ltd.	219,843	2,090,391
Power Grid Corp. of India Ltd.	887,936	2,539,894
Reliance Industries Ltd.	751,397	14,805,839
Shree Cement Ltd.	12,200	3,291,831
Shriram Transport Finance Co. Ltd.	157,400	2,906,161
SREI Infrastructure Finance Ltd.	434,995	187,051
State Bank of India (a)	1,494,500	6,928,682
Torrent Pharmaceuticals Ltd.	116,002	3,269,132

TOTAL INDIA		104,579,667

Indonesia - 1.3%
PT Bank Mandiri (Persero) Tbk	6,307,400	3,309,770
PT Bank Rakyat Indonesia Tbk	33,348,900	9,683,200
PT Media Nusantara Citra Tbk	16,048,900	845,272

TOTAL INDONESIA		13,838,242

Japan - 0.8%
Keyence Corp.	2,600	1,617,992
LINE Corp. (a)(b)	33,600	1,183,218
Nintendo Co. Ltd.	6,800	1,949,499
SoftBank Corp.	19,340	1,885,200
Square Enix Holdings Co. Ltd.	24,700	864,712
Zozo, Inc.	43,100	811,212

TOTAL JAPAN		8,311,833

Kenya - 0.2%
Safaricom Ltd.	6,197,333	1,693,815
Korea (South) - 9.2%
AMOREPACIFIC Group, Inc.	63,609	3,891,519
BS Financial Group, Inc.	421,707	2,476,159
Cafe24 Corp. (a)	4,500	427,196
Daou Technology, Inc.	134,990	2,509,593
Hanon Systems	228,912	2,283,788
Hyundai Fire & Marine Insurance Co. Ltd.	67,468	2,247,648
Hyundai Mobis	72,973	13,373,947
Iljin Materials Co. Ltd.	30,452	993,073
Kakao Corp.	9,940	904,312
KB Financial Group, Inc.	158,486	5,851,183
Korea Electric Power Corp.	55,539	1,457,466
Korea Electric Power Corp. sponsored ADR	18,700	243,287
LG Chemical Ltd.	9,050	2,911,528
LG Corp.	59,765	4,071,364
LG Innotek Co. Ltd.	11,200	1,156,771
NAVER Corp.	12,600	1,373,357
NCSOFT Corp.	7,006	3,054,521
Netmarble Corp. (e)	8,470	930,647
POSCO	29,491	6,558,452
S-Oil Corp.	25,970	2,045,367
Samsung Electronics Co. Ltd.	380,183	14,921,260
Samsung Life Insurance Co. Ltd.	33,376	2,467,298
Samsung SDI Co. Ltd.	22,012	4,150,287
Shinhan Financial Group Co. Ltd.	134,410	4,979,752
SK Hynix, Inc.	170,575	11,125,271
ViroMed Co. Ltd. (a)	6,200	1,524,863

TOTAL KOREA (SOUTH)		97,929,909

Kuwait - 0.3%
Boubyan Bank KSC	277,500	552,080
National Bank of Kuwait	1,039,815	3,077,387

TOTAL KUWAIT		3,629,467

Luxembourg - 0.7%
Corp. America Airports SA (a)	51,502	425,922
Samsonite International SA (e)	2,279,100	7,301,876
Tenaris SA sponsored ADR (b)	5,022	141,872

TOTAL LUXEMBOURG		7,869,670

Malaysia - 0.4%
British American Tobacco (Malaysia) Bhd	243,700	2,157,334
IHH Healthcare Bhd	1,433,000	2,025,330

TOTAL MALAYSIA		4,182,664

Mexico - 2.1%
America Movil S.A.B. de CV Series L sponsored ADR	171,200	2,444,736
Fibra Uno Administracion SA de CV	1,690,800	2,336,253
Gruma S.A.B. de CV Series B	436,300	4,455,103
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	250,796	2,226,513
Grupo Financiero Banorte S.A.B. de CV Series O	543,732	2,956,452
Macquarie Mexican (REIT) (e)	2,336,926	2,531,938
Wal-Mart de Mexico SA de CV Series V	1,820,500	4,869,611

TOTAL MEXICO		21,820,606

Morocco - 0.1%
Attijariwafa Bank	15,551	683,507
Netherlands - 0.3%
NXP Semiconductors NV	15,000	1,325,850
Yandex NV Series A (a)	66,814	2,294,393

TOTAL NETHERLANDS		3,620,243

Nigeria - 0.7%
Dangote Cement PLC	1,287,610	681,256
Guaranty Trust Bank PLC	21,530,720	2,150,090
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	956,627
Nigerian Breweries PLC	2,525,631	466,997
Transnational Corp. of Nigeria PLC	42,692,145	143,096
Zenith Bank PLC	53,885,209	3,254,010

TOTAL NIGERIA		7,652,076

Pakistan - 0.2%
Habib Bank Ltd.	850,500	800,588
Indus Motor Co. Ltd.	21,577	200,041
Maple Leaf Cement Factory Ltd.	728,817	193,920
United Bank Ltd.	370,400	367,189

TOTAL PAKISTAN		1,561,738

Panama - 0.2%
Copa Holdings SA Class A	30,400	2,450,544
Peru - 0.9%
Alicorp SA Class C	116,159	379,885
Compania de Minas Buenaventura SA sponsored ADR	527,590	9,116,755
Ferreycorp SAA	326,923	243,395

TOTAL PERU		9,740,035

Philippines - 1.3%
Ayala Corp.	87,075	1,553,730
BDO Unibank, Inc.	446,433	1,133,879
International Container Terminal Services, Inc.	355,217	881,300
Jollibee Food Corp.	150,263	904,202
Metro Pacific Investments Corp.	7,555,300	695,581
Metropolitan Bank & Trust Co.	2,785,392	4,224,617
PUREGOLD Price Club, Inc.	428,487	391,234
Robinsons Land Corp.	4,600,970	2,139,783
SM Investments Corp.	80,925	1,434,775
Universal Robina Corp.	212,643	613,549

TOTAL PHILIPPINES		13,972,650

Poland - 0.2%
Dino Polska SA (a)(e)	51,600	1,626,192
Globe Trade Centre SA	138,157	324,576
Inter Cars SA	3,491	193,672

TOTAL POLAND		2,144,440

Romania - 0.1%
Banca Transilvania SA	1,737,268	846,990
BRD-Groupe Societe Generale	214,326	654,653

TOTAL ROMANIA		1,501,643

Russia - 5.0%
Lukoil PJSC sponsored ADR	133,200	11,934,720
MMC Norilsk Nickel PJSC sponsored ADR	345,500	7,296,960
NOVATEK OAO GDR (Reg. S)	33,700	5,776,180
Sberbank of Russia	3,118,550	10,187,025
Sberbank of Russia sponsored ADR	997,392	13,225,418
Tatneft PAO	256,300	2,949,120
Unipro PJSC	50,810,800	2,001,767

TOTAL RUSSIA		53,371,190

Saudi Arabia - 0.2%
Abdullah Al Othaim Markets Co.	18,000	344,128
Al Rajhi Bank	23,800	676,492
Aldrees Petroleum and Transport Services Co.	24,360	176,675
Bupa Arabia for Cooperative Insurance Co.	11,820	261,907
Mouwasat Medical Services Co.	12,700	270,908
SABIC	5,100	168,352
Saudi Co. for Hardware CJSC	14,250	277,374
United International Transportation Co.	45,500	392,477

TOTAL SAUDI ARABIA		2,568,313

Singapore - 0.2%
First Resources Ltd.	1,987,200	2,404,728
Slovenia - 0.0%
Nova Ljubljanska banka d.d. unit	9,200	125,905
South Africa - 5.7%
African Rainbow Minerals Ltd.	34,200	402,234
Anglo American Platinum Ltd.	3,500	178,569
AngloGold Ashanti Ltd.	263,800	3,468,496
Barclays Africa Group Ltd.	786,841	8,294,448
Bidvest Group Ltd.	197,662	2,650,791
DRDGOLD Ltd.	1,295,045	262,234
FirstRand Ltd.	528,000	2,303,933
Impala Platinum Holdings Ltd. (a)	1,184,900	5,009,367
Imperial Holdings Ltd.	296,167	1,228,902
Mondi Ltd.	183,600	4,056,346
Motus Holdings Ltd.	215,900	1,224,287
Mr Price Group Ltd.	231,600	3,042,040
MultiChoice Group Ltd. (a)	11,600	97,037
Nampak Ltd. (a)	424,210	329,872
Naspers Ltd. Class N	99,600	23,210,949
Pick 'n Pay Stores Ltd.	565,408	2,602,356
Pretoria Portland Cement Co. Ltd. (a)	685,034	223,142
Sanlam Ltd.	47,500	242,821
Sasol Ltd.	46,000	1,434,307
Shoprite Holdings Ltd.	27,516	302,473
Steinhoff Africa Retail Ltd. (e)	212,700	259,449

TOTAL SOUTH AFRICA		60,824,053

Spain - 0.1%
Cemex Latam Holdings SA (a)	133,579	201,121
Prosegur Cash SA (e)	167,333	369,405

TOTAL SPAIN		570,526

Sri Lanka - 0.0%
Chevron Lubricants Lanka Ltd.	2,815	1,004
Taiwan - 6.7%
Chroma ATE, Inc.	227,000	1,077,660
Delta Electronics, Inc.	308,000	1,586,960
King's Town Bank	1,343,000	1,392,657
Largan Precision Co. Ltd.	20,000	2,981,302
Nanya Technology Corp.	1,443,000	2,871,130
PChome Online, Inc. (a)	73,000	307,528
Taiwan Semiconductor Manufacturing Co. Ltd.	6,355,869	50,841,021
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	90,080	3,689,677
Unified-President Enterprises Corp.	2,455,000	5,950,744
United Microelectronics Corp.	1,127,000	426,270

TOTAL TAIWAN		71,124,949

Thailand - 1.1%
PTT Global Chemical PCL (For. Reg.)	1,952,200	4,137,581
PTT PCL (For. Reg.)	215,900	326,606
Siam Cement PCL (For. Reg.)	452,000	6,866,183
Thai Beverage PCL	656,133	409,100

TOTAL THAILAND		11,739,470

Turkey - 0.7%
Aselsan A/S	626,300	2,390,398
Enerjisa Enerji A/S (e)	265,200	245,437
Tupras Turkiye Petrol Rafinerileri A/S	169,758	3,799,802
Turkiye Garanti Bankasi A/S	876,900	1,311,693

TOTAL TURKEY		7,747,330

United Arab Emirates - 0.8%
DP World Ltd.	141,902	2,270,432
Dubai Financial Market PJSC	1,385,094	277,912
Dubai Parks and Resorts PJSC (a)	1,683,610	110,922
Emaar Properties PJSC	2,946,033	3,753,572
National Bank of Abu Dhabi PJSC	579,854	2,408,987

TOTAL UNITED ARAB EMIRATES		8,821,825

United Kingdom - 0.2%
Antofagasta PLC	33,033	415,610
ASA International (a)(e)	26,600	155,557
Georgia Capital PLC (a)	19,500	276,836
NMC Health PLC	5,647	167,987
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS AG London Bank Warrant Program) A warrants 4/8/20 (a)(e)	270,490	699,593
Tullow Oil PLC	87,033	272,735

TOTAL UNITED KINGDOM		1,988,318

United States of America - 1.2%
Activision Blizzard, Inc.	48,700	2,217,311
MercadoLibre, Inc. (a)	17,036	8,649,688
NVIDIA Corp.	8,000	1,436,480

TOTAL UNITED STATES OF AMERICA		12,303,479

Vietnam - 0.7%
Bank For Foreign Trade JSC	213,280	618,589
Binh Minh Plastic JSC	50,220	105,076
Ho Chi Minh City Securities Co.	220,217	267,631
Ho Chi Minh City Securities Co. rights 4/19/19 (a)	101,950	41,593
Petrolimex	148,900	381,170
PetroVietnam Drilling & Well Services JSC (a)	358,470	276,530
PetroVietnam Technical Services Corp.	364,793	323,855
Saigon Securities, Inc.	302,890	355,051
Vietjet Aviation JSC	83,716	420,312
Vietnam Dairy Products Corp.	331,556	1,926,123
Vietnam Engine & Agricultural Machinery Corp.	70,000	158,680
Vietnam Technological & Commercial Joint Stock Bank (a)	722,700	797,325
Vincom Retail JSC (a)	691,100	1,030,515
Vingroup JSC (a)	45,000	224,767

TOTAL VIETNAM		6,927,217

TOTAL COMMON STOCKS
(Cost $847,425,028)		969,045,032

Nonconvertible Preferred Stocks - 4.9%
Brazil - 3.5%
Ambev SA sponsored ADR	812,800	3,495,040
Banco do Estado Rio Grande do Sul SA	241,060	1,489,328
Companhia Paranaense de Energia-Copel:
(PN-B)	5,860	54,479
(PN-B) sponsored ADR (b)	318,707	2,957,601
Itau Unibanco Holding SA sponsored ADR	1,599,179	14,088,767
Metalurgica Gerdau SA (PN)	1,674,800	3,041,319
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	687,900	9,836,970
Telefonica Brasil SA	139,380	1,690,922

TOTAL BRAZIL		36,654,426

Korea (South) - 1.4%
Hyundai Motor Co. Series 2	113,085	7,584,394
Samsung Electronics Co. Ltd.	176,213	5,614,839
Samsung Fire & Marine Insurance Co. Ltd.	10,286	1,844,455

TOTAL KOREA (SOUTH)		15,043,688

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $41,683,005)		51,698,114
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.38% 4/25/19 to 5/9/19 (f)
(Cost $5,027,511)	5,040,000	5,027,487
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.48% (g)	30,262,959	30,269,012
Fidelity Securities Lending Cash Central Fund 2.48% (g)(h)	11,296,745	11,297,875
TOTAL MONEY MARKET FUNDS
(Cost $41,565,852)		41,566,887
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $935,701,396)		1,067,337,520
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,855,422)
NET ASSETS - 100%		$1,062,482,098

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	June 2019	$4,652,560	$89,115	$89,115

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,915,300 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,586,395 or 1.8% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $365,091.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$305,921
Fidelity Securities Lending Cash Central Fund	26,867
Total	$332,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$100,890,773	$37,351,066	$63,539,707	$--
Consumer Discretionary	169,252,990	146,042,041	23,210,949	--
Consumer Staples	68,162,639	68,162,639	--	--
Energy	77,131,227	61,585,638	15,545,589	--
Financials	264,177,498	203,516,293	60,661,205	--
Health Care	24,559,325	24,559,325	--	--
Industrials	52,085,629	52,085,629	--	--
Information Technology	129,786,616	78,515,437	51,271,179	--
Materials	78,599,832	73,434,795	5,165,037	--
Real Estate	33,068,643	31,005,912	147,431	1,915,300
Utilities	23,027,974	21,570,508	1,457,466	--
Government Obligations	5,027,487	--	5,027,487	--
Money Market Funds	41,566,887	41,566,887	--	--
Total Investments in Securities:	$1,067,337,520	$839,396,170	$226,026,050	$1,915,300
Derivative Instruments:
Assets
Futures Contracts	$89,115	$89,115	$--	$--
Total Assets	$89,115	$89,115	$--	$--
Total Derivative Instruments:	$89,115	$89,115	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$89,115	$0
Total Equity Risk	89,115	0
Total Value of Derivatives	$89,115	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,994,842) — See accompanying schedule: Unaffiliated issuers (cost $894,135,544)	$1,025,770,633
Fidelity Central Funds (cost $41,565,852)	41,566,887
Total Investment in Securities (cost $935,701,396)		$1,067,337,520
Cash		50,928
Foreign currency held at value (cost $671,142)		669,587
Receivable for investments sold		4,671,311
Receivable for fund shares sold		460,363
Dividends receivable		3,141,298
Distributions receivable from Fidelity Central Funds		131,507
Receivable for daily variation margin on futures contracts		44,000
Other receivables		317,359
Total assets		1,076,823,873
Liabilities
Payable for investments purchased	$1,846,066
Payable for fund shares redeemed	868,074
Other payables and accrued expenses	330,005
Collateral on securities loaned	11,297,630
Total liabilities		14,341,775
Net Assets		$1,062,482,098
Net Assets consist of:
Paid in capital		$957,825,942
Total distributable earnings (loss)		104,656,156
Net Assets, for 4,982,268 shares outstanding		$1,062,482,098
Net Asset Value, offering price and redemption price per share ($1,062,482,098 ÷ 4,982,268 shares)		$213.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$6,457,185
Interest		19,375
Income from Fidelity Central Funds		332,788
Income before foreign taxes withheld		6,809,348
Less foreign taxes withheld		(724,764)
Total income		6,084,584
Expenses
Custodian fees and expenses	$249,038
Independent directors' fees and expenses	1,949
Total expenses		250,987
Net investment income (loss)		5,833,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,060,751)
Fidelity Central Funds	(566)
Foreign currency transactions	(170,644)
Futures contracts	(1,537,549)
Total net realized gain (loss)		(21,769,510)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $145,853)	57,517,767
Fidelity Central Funds	566
Assets and liabilities in foreign currencies	(4,457)
Futures contracts	57,171
Total change in net unrealized appreciation (depreciation)		57,571,047
Net gain (loss)		35,801,537
Net increase (decrease) in net assets resulting from operations		$41,635,134

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,833,597	$15,716,138
Net realized gain (loss)	(21,769,510)	52,654,122
Change in net unrealized appreciation (depreciation)	57,571,047	(84,579,697)
Net increase (decrease) in net assets resulting from operations	41,635,134	(16,209,437)
Distributions to shareholders	(48,728,742)	–
Distributions to shareholders from net investment income	–	(15,018,134)
Distributions to shareholders from net realized gain	–	(37,772,093)
Total distributions	(48,728,742)	(52,790,227)
Affiliated share transactions
Proceeds from sales of shares	407,922,930	131,696,787
Reinvestment of distributions	48,728,742	52,167,267
Cost of shares redeemed	(50,889,326)	(214,237,322)
Net increase (decrease) in net assets resulting from share transactions	405,762,346	(30,373,268)
Total increase (decrease) in net assets	398,668,738	(99,372,932)
Net Assets
Beginning of period	663,813,360	763,186,292
End of period	$1,062,482,098	$663,813,360
Other Information
Undistributed net investment income end of period		$1,675,537
Shares
Sold	1,962,701	525,396
Issued in reinvestment of distributions	258,527	214,429
Redeemed	(247,951)	(829,971)
Net increase (decrease)	1,973,277	(90,146)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$220.61	$246.26	$202.55	$172.95	$212.25	$198.65
Income from Investment Operations
Net investment income (loss)A	1.68	5.11	4.65	4.05	3.47	4.39
Net realized and unrealized gain (loss)	7.26	(14.13)	44.19	29.35	(39.58)	12.94
Total from investment operations	8.94	(9.02)	48.84	33.40	(36.11)	17.33
Distributions from net investment income	(1.54)	(4.95)	(4.06)	(3.80)	(3.19)	(3.73)
Distributions from net realized gain	(14.76)	(11.68)	(1.07)	–	–	–
Total distributions	(16.30)	(16.63)	(5.13)	(3.80)	(3.19)	(3.73)
Net asset value, end of period	$213.25	$220.61	$246.26	$202.55	$172.95	$212.25
Total ReturnB,C	5.07%	(4.20)%	24.55%	19.51%	(17.12)%	8.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	.07%F	.07%	.07%	.09%	.15%	.15%
Expenses net of fee waivers, if any	.07%F	.07%	.07%	.09%	.15%	.15%
Expenses net of all reductions	.07%F	.07%	.07%	.09%	.15%	.15%
Net investment income (loss)	1.63%F	2.07%	2.12%	2.23%	1.71%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,062,482	$663,813	$763,186	$414,821	$237,056	$457,436
Portfolio turnover rateG	60%F	65%	59%	52%	141%	84%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$167,644,221
Gross unrealized depreciation	(42,207,389)
Net unrealized appreciation (depreciation)	$125,436,832
Tax cost	$941,989,803

The Fund elected to defer to its next fiscal year approximately $609,449 of capital losses recognized during the period November 1, 2017 to September 30, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $557,770,919 and $212,114,216, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,430 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,867. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.0703%	$1,000.00	$1,050.70	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

EMQ-SANN-0519
1.876936.110

Fidelity® Equity Sector Central Funds Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Communication Services Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Consumer Discretionary Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Consumer Staples Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Energy Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Financials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Health Care Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Industrials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Information Technology Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Materials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Real Estate Equity Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Utilities Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fidelity® Communication Services Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Alphabet, Inc. Class A	24.7
Facebook, Inc. Class A	12.8
The Walt Disney Co.	6.8
Comcast Corp. Class A	5.0
Netflix, Inc.	4.8
Activision Blizzard, Inc.	4.5
Electronic Arts, Inc.	3.7
T-Mobile U.S., Inc.	3.1
Verizon Communications, Inc.	2.6
Twitter, Inc.	2.2
70.2

Top Industries (% of fund's net assets)

As of March 31, 2019
Interactive Media & Services	42.5%
Entertainment	24.4%
Media	17.1%
Diversified Telecommunication Services	9.6%
Wireless Telecommunication Services	3.5%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Communication Services Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Diversified Telecommunication Services - 9.6%
Alternative Carriers - 3.5%
CenturyLink, Inc.	448,400	$5,376,316
Cogent Communications Group, Inc.	160,746	8,720,471
Iliad SA	52,511	5,271,927
Iridium Communications, Inc. (a)	749,914	19,827,726
ORBCOMM, Inc. (a)	508,167	3,445,372
Vonage Holdings Corp. (a)	776,241	7,793,460
Zayo Group Holdings, Inc. (a)	236,626	6,724,911
		57,160,183
Integrated Telecommunication Services - 6.1%
AT&T, Inc.	1,092,348	34,256,033
Atn International, Inc.	61,714	3,480,052
Cincinnati Bell, Inc. (a)	405,263	3,866,209
Masmovil Ibercom SA (a)	677,025	14,308,091
Verizon Communications, Inc.	705,800	41,733,954
		97,644,339

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		154,804,522

Entertainment - 24.4%
Interactive Home Entertainment - 11.0%
Activision Blizzard, Inc.	1,599,359	72,818,815
Electronic Arts, Inc. (a)	584,115	59,363,607
Take-Two Interactive Software, Inc. (a)	324,965	30,666,947
Zynga, Inc. (a)	2,728,100	14,540,773
		177,390,142
Movies & Entertainment - 13.4%
Lions Gate Entertainment Corp. Class B	334,500	5,050,950
Live Nation Entertainment, Inc. (a)	71,800	4,562,172
Netflix, Inc. (a)	216,579	77,223,408
The Walt Disney Co.	999,042	110,923,633
World Wrestling Entertainment, Inc. Class A	227,644	19,754,946
		217,515,109

TOTAL ENTERTAINMENT		394,905,251

Hotels, Restaurants & Leisure - 1.5%
Casinos & Gaming - 1.5%
Sea Ltd. ADR (a)(b)	1,030,200	24,230,304
Interactive Media & Services - 42.5%
Interactive Media & Services - 42.5%
Alphabet, Inc. Class A (a)	339,100	399,083,399
Facebook, Inc. Class A (a)	1,246,875	207,841,594
Match Group, Inc. (b)	111,800	6,328,998
Momo, Inc. ADR	735,500	28,125,520
TripAdvisor, Inc. (a)	125,200	6,441,540
Twitter, Inc. (a)	1,073,000	35,280,240
Zillow Group, Inc. Class A (a)	143,900	4,921,380
		688,022,671
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	101,000	18,427,450
Media - 17.1%
Broadcasting - 3.3%
Discovery Communications, Inc. Class C (non-vtg.) (a)	647,900	16,469,618
Fox Corp. Class B (a)	185,850	6,668,298
Liberty Media Corp.:
Liberty Media Class A (a)	711,778	24,228,923
Liberty SiriusXM Series A (a)	149,900	5,723,182
		53,090,021
Cable & Satellite - 12.4%
Altice U.S.A., Inc. Class A	303,572	6,520,727
Charter Communications, Inc. Class A (a)	47,337	16,421,679
Comcast Corp. Class A	2,015,771	80,590,525
DISH Network Corp. Class A (a)	262,600	8,321,794
GCI Liberty, Inc. (a)	396,103	22,027,288
Liberty Broadband Corp. Class A (a)	359,700	32,962,908
Liberty Global PLC Class C (a)	1,029,564	24,925,744
Liberty Latin America Ltd. Class C (a)	345,897	6,727,697
Sirius XM Holdings, Inc.	270,864	1,535,799
		200,034,161
Publishing - 1.4%
The New York Times Co. Class A	687,700	22,590,945

TOTAL MEDIA		275,715,127

Wireless Telecommunication Services - 3.5%
Wireless Telecommunication Services - 3.5%
Boingo Wireless, Inc. (a)	297,800	6,932,784
T-Mobile U.S., Inc. (a)	720,415	49,780,677
		56,713,461
TOTAL COMMON STOCKS
(Cost $1,462,579,910)		1,612,818,786

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.48% (c)	5,837,530	5,838,697
Fidelity Securities Lending Cash Central Fund 2.48% (c)(d)	19,962,997	19,964,993
TOTAL MONEY MARKET FUNDS
(Cost $25,803,690)		25,803,690
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,488,383,600)		1,638,622,476
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(20,598,706)
NET ASSETS - 100%		$1,618,023,770

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,072
Fidelity Securities Lending Cash Central Fund	40,157
Total	$143,229

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Communication Services Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,508,106) — See accompanying schedule: Unaffiliated issuers (cost $1,462,579,910)	$1,612,818,786
Fidelity Central Funds (cost $25,803,690)	25,803,690
Total Investment in Securities (cost $1,488,383,600)		$1,638,622,476
Receivable for fund shares sold		193,420
Dividends receivable		617,427
Distributions receivable from Fidelity Central Funds		22,251
Total assets		1,639,455,574
Liabilities
Payable for fund shares redeemed	$1,456,162
Other payables and accrued expenses	10,649
Collateral on securities loaned	19,964,993
Total liabilities		21,431,804
Net Assets		$1,618,023,770
Net Assets consist of:
Paid in capital		$1,474,265,979
Total distributable earnings (loss)		143,757,791
Net Assets, for 8,284,148 shares outstanding		$1,618,023,770
Net Asset Value, offering price and redemption price per share ($1,618,023,770 ÷ 8,284,148 shares)		$195.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$6,189,328
Income from Fidelity Central Funds		143,229
Total income		6,332,557
Expenses
Custodian fees and expenses	$13,098
Independent directors' fees and expenses	2,511
Interest	7,343
Total expenses		22,952
Net investment income (loss)		6,309,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,091,658)
Fidelity Central Funds	1,216
Foreign currency transactions	(108,300)
Total net realized gain (loss)		(1,198,742)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	94,939,068
Fidelity Central Funds	(702)
Assets and liabilities in foreign currencies	57
Total change in net unrealized appreciation (depreciation)		94,938,423
Net gain (loss)		93,739,681
Net increase (decrease) in net assets resulting from operations		$100,049,286

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,309,605	$10,697,283
Net realized gain (loss)	(1,198,742)	35,399,047
Change in net unrealized appreciation (depreciation)	94,938,423	(18,539,736)
Net increase (decrease) in net assets resulting from operations	100,049,286	27,556,594
Distributions to shareholders	(5,873,665)	–
Distributions to shareholders from net investment income	–	(12,286,003)
Distributions to shareholders from net realized gain	–	(31,019,369)
Total distributions	(5,873,665)	(43,305,372)
Affiliated share transactions
Proceeds from sales of shares	1,195,261,593	136,943,118
Reinvestment of distributions	5,873,665	43,305,372
Cost of shares redeemed	(84,682,507)	(136,671,112)
Net increase (decrease) in net assets resulting from share transactions	1,116,452,751	43,577,378
Total increase (decrease) in net assets	1,210,628,372	27,828,600
Net Assets
Beginning of period	407,395,398	379,566,798
End of period	$1,618,023,770	$407,395,398
Other Information
Shares
Sold	6,547,551	777,149
Issued in reinvestment of distributions	33,262	239,963
Redeemed	(458,055)	(763,009)
Net increase (decrease)	6,122,758	254,103

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Communication Services Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$188.49	$199.01	$191.47	$155.23	$163.86	$155.95
Income from Investment Operations
Net investment income (loss)A	1.01	5.12B	4.88	4.49	3.75	7.09C
Net realized and unrealized gain (loss)	7.28	7.10	9.03	36.05	(8.58)	7.91
Total from investment operations	8.29	12.22	13.91	40.54	(4.83)	15.00
Distributions from net investment income	(1.39)	(5.99)	(4.62)	(4.30)	(3.80)	(7.09)
Distributions from net realized gain	(.07)	(16.75)	(1.76)	–	–	–
Total distributions	(1.46)	(22.74)	(6.37)D	(4.30)	(3.80)	(7.09)
Net asset value, end of period	$195.32	$188.49	$199.01	$191.47	$155.23	$163.86
Total ReturnE,F	4.47%	6.95%	7.41%	26.33%	(3.10)%	9.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J	- %J	.01%	.01%	- %J	.01%
Expenses net of fee waivers, if any	- %I,J	- %J	.01%	.01%	- %J	.01%
Expenses net of all reductions	- %I,J	- %J	.01%	.01%	- %J	.01%
Net investment income (loss)	1.11%I	2.84%B	2.48%	2.51%	2.24%	4.35%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,618,024	$407,395	$379,567	$384,097	$277,097	$286,592
Portfolio turnover rateK	162%I,L	75%L	75%L	68%	58%	97%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $3.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 D Total distributions of $6.37 per share is comprised of distributions from net investment income of $4.618 and distributions from net realized gain of $1.755 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Amazon.com, Inc.	24.3
Home Depot, Inc.	8.5
McDonald's Corp.	4.9
Lowe's Companies, Inc.	4.6
TJX Companies, Inc.	3.4
The Booking Holdings, Inc.	3.2
Dollar Tree, Inc.	3.1
Burlington Stores, Inc.	3.1
Royal Caribbean Cruises Ltd.	2.7
Ross Stores, Inc.	2.4
60.2

Top Industries (% of fund's net assets)

As of March 31, 2019
Specialty Retail	28.3%
Internet & Direct Marketing Retail	27.7%
Hotels, Restaurants & Leisure	20.7%
Textiles, Apparel & Luxury Goods	7.3%
Multiline Retail	5.9%
All Others*	10.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Discretionary Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Lear Corp.	29,669	$4,026,380
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV	34,195	4,575,291
Beverages - 0.4%
Distillers & Vintners - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	40,635	7,124,535
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	70,200	4,253,418
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	288,300	8,181,954
Pool Corp.	23,000	3,794,310
		11,976,264
Diversified Consumer Services - 1.2%
Education Services - 1.2%
Grand Canyon Education, Inc. (a)	167,030	19,126,605
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	38,900	3,504,501
		22,631,106
Entertainment - 0.4%
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	34,200	2,173,068
Netflix, Inc. (a)	10,900	3,886,504
World Wrestling Entertainment, Inc. Class A	23,400	2,030,652
		8,090,224
Food & Staples Retailing - 1.2%
Food Distributors - 0.5%
Performance Food Group Co. (a)	234,875	9,310,445
Hypermarkets & Super Centers - 0.7%
BJ's Wholesale Club Holdings, Inc.	306,200	8,389,880
Walmart, Inc.	48,400	4,720,452
		13,110,332

TOTAL FOOD & STAPLES RETAILING		22,420,777

Hotels, Restaurants & Leisure - 20.7%
Casinos & Gaming - 1.0%
Boyd Gaming Corp.	217,700	5,956,272
Churchill Downs, Inc.	31,200	2,816,112
Eldorado Resorts, Inc. (a)	235,483	10,994,701
		19,767,085
Hotels, Resorts & Cruise Lines - 8.2%
Hilton Grand Vacations, Inc. (a)	264,900	8,172,165
Hilton Worldwide Holdings, Inc.	334,126	27,769,212
Marriott International, Inc. Class A	300,508	37,590,546
Marriott Vacations Worldwide Corp.	146,077	13,658,200
Royal Caribbean Cruises Ltd.	455,128	52,166,771
Wyndham Destinations, Inc.	228,458	9,250,264
Wyndham Hotels & Resorts, Inc.	179,043	8,950,360
		157,557,518
Leisure Facilities - 1.6%
Drive Shack, Inc. (a)	524,417	2,354,632
Planet Fitness, Inc. (a)	242,363	16,655,185
Vail Resorts, Inc.	54,009	11,736,156
		30,745,973
Restaurants - 9.9%
ARAMARK Holdings Corp.	435,864	12,879,781
Chipotle Mexican Grill, Inc. (a)	18,900	13,424,859
Darden Restaurants, Inc.	36,900	4,482,243
Del Frisco's Restaurant Group, Inc. (a)	120,800	774,328
Domino's Pizza, Inc.	74,220	19,156,182
Dunkin' Brands Group, Inc.	1,196	89,820
McDonald's Corp.	502,130	95,354,487
Restaurant Brands International, Inc.	166,400	10,825,619
U.S. Foods Holding Corp. (a)	302,600	10,563,766
Yum! Brands, Inc.	231,527	23,108,710
		190,659,795

TOTAL HOTELS, RESTAURANTS & LEISURE		398,730,371

Household Durables - 2.6%
Homebuilding - 2.6%
Cavco Industries, Inc. (a)	24,346	2,861,385
D.R. Horton, Inc.	459,700	19,022,386
Lennar Corp. Class A	306,550	15,048,540
NVR, Inc. (a)	4,990	13,807,330
		50,739,641
Interactive Media & Services - 0.7%
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	11,400	13,416,546
Internet & Direct Marketing Retail - 27.7%
Internet & Direct Marketing Retail - 27.7%
Amazon.com, Inc. (a)	262,827	468,029,181
The Booking Holdings, Inc. (a)	35,857	62,567,238
Wayfair LLC Class A (a)	20,500	3,043,225
		533,639,644
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	53,900	5,596,976
Leisure Products - 0.1%
Leisure Products - 0.1%
OneSpaWorld Holdings Ltd. (a)	179,239	2,448,405
Multiline Retail - 5.9%
General Merchandise Stores - 5.9%
B&M European Value Retail SA	343,643	1,672,151
Dollar General Corp.	369,380	44,067,034
Dollar Tree, Inc. (a)	575,453	60,445,583
Ollie's Bargain Outlet Holdings, Inc. (a)	100,100	8,541,533
		114,726,301
Software - 0.3%
Application Software - 0.3%
2U, Inc. (a)	69,177	4,901,190
Specialty Retail - 28.3%
Apparel Retail - 9.6%
Burlington Stores, Inc. (a)	380,619	59,635,385
Ross Stores, Inc.	498,669	46,426,084
The Children's Place Retail Stores, Inc.	125,476	12,206,305
TJX Companies, Inc.	1,237,573	65,851,259
		184,119,033
Automotive Retail - 2.9%
AutoZone, Inc. (a)	21,074	21,582,305
Monro, Inc.	71,500	6,186,180
O'Reilly Automotive, Inc. (a)	73,168	28,411,134
		56,179,619
Computer & Electronics Retail - 0.7%
Best Buy Co., Inc.	198,300	14,091,198
Home Improvement Retail - 13.4%
Floor & Decor Holdings, Inc. Class A (a)	142,944	5,892,152
Home Depot, Inc.	856,741	164,400,030
Lowe's Companies, Inc.	808,419	88,497,628
		258,789,810
Specialty Stores - 1.7%
Dick's Sporting Goods, Inc.	67,900	2,499,399
Five Below, Inc. (a)	52,500	6,523,125
Ulta Beauty, Inc. (a)	65,400	22,806,942
		31,829,466

TOTAL SPECIALTY RETAIL		545,009,126

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	22,200	4,216,890
Textiles, Apparel & Luxury Goods - 7.3%
Apparel, Accessories & Luxury Goods - 5.2%
Canada Goose Holdings, Inc. (a)	68,683	3,298,593
Capri Holdings Ltd. (a)	264,825	12,115,744
Carter's, Inc.	57,700	5,815,583
G-III Apparel Group Ltd. (a)	42,643	1,704,014
Kering SA	7,217	4,138,506
lululemon athletica, Inc. (a)	11,900	1,950,053
LVMH Moet Hennessy - Louis Vuitton SA	17,486	6,440,683
PVH Corp.	264,805	32,292,970
Tapestry, Inc.	537,130	17,451,354
VF Corp.	172,700	15,009,357
		100,216,857
Footwear - 2.1%
NIKE, Inc. Class B	462,156	38,918,157
Puma AG	3,309	1,919,037
		40,837,194

TOTAL TEXTILES, APPAREL & LUXURY GOODS		141,054,051

TOTAL COMMON STOCKS
(Cost $1,363,344,330)		1,899,577,136

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.48% (b)	16,847,561	16,850,931
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	2,842,606	2,842,890
TOTAL MONEY MARKET FUNDS
(Cost $19,693,821)		19,693,821
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,383,038,151)		1,919,270,957
NET OTHER ASSETS (LIABILITIES) - 0.5%		9,381,623
NET ASSETS - 100%		$1,928,652,580

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,134
Fidelity Securities Lending Cash Central Fund	39,486
Total	$78,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,899,577,136	$1,893,136,453	$6,440,683	$--
Money Market Funds	19,693,821	19,693,821	--	--
Total Investments in Securities:	$1,919,270,957	$1,912,830,274	$6,440,683	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,363,344,330)	$1,899,577,136
Fidelity Central Funds (cost $19,693,821)	19,693,821
Total Investment in Securities (cost $1,383,038,151)		$1,919,270,957
Foreign currency held at value (cost $2,387)		2,399
Receivable for investments sold		21,444,105
Receivable for fund shares sold		226,101
Dividends receivable		974,161
Distributions receivable from Fidelity Central Funds		16,024
Total assets		1,941,933,747
Liabilities
Payable to custodian bank	$3,927,587
Payable for investments purchased	4,926,666
Payable for fund shares redeemed	1,573,490
Other payables and accrued expenses	13,294
Collateral on securities loaned	2,840,130
Total liabilities		13,281,167
Net Assets		$1,928,652,580
Net Assets consist of:
Paid in capital		$1,268,402,495
Total distributable earnings (loss)		660,250,085
Net Assets, for 5,880,804 shares outstanding		$1,928,652,580
Net Asset Value, offering price and redemption price per share ($1,928,652,580 ÷ 5,880,804 shares)		$327.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$10,067,770
Income from Fidelity Central Funds		78,620
Total income		10,146,390
Expenses
Custodian fees and expenses	$21,053
Independent directors' fees and expenses	6,198
Interest	14,433
Total expenses		41,684
Net investment income (loss)		10,104,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,092,526
Redemptions in-kind with affiliated entities	108,561,478
Fidelity Central Funds	269
Foreign currency transactions	22,148
Total net realized gain (loss)		121,676,421
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(216,807,149)
Assets and liabilities in foreign currencies	(664)
Total change in net unrealized appreciation (depreciation)		(216,807,813)
Net gain (loss)		(95,131,392)
Net increase (decrease) in net assets resulting from operations		$(85,026,686)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,104,706	$20,991,740
Net realized gain (loss)	121,676,421	253,197,582
Change in net unrealized appreciation (depreciation)	(216,807,813)	282,666,572
Net increase (decrease) in net assets resulting from operations	(85,026,686)	556,855,894
Distributions to shareholders	(70,027,618)	–
Distributions to shareholders from net investment income	–	(19,605,261)
Distributions to shareholders from net realized gain	–	(92,369,304)
Total distributions	(70,027,618)	(111,974,565)
Affiliated share transactions
Proceeds from sales of shares	60,013,671	836,759,194
Reinvestment of distributions	70,027,618	111,974,565
Cost of shares redeemed	(461,252,142)	(560,440,844)
Net increase (decrease) in net assets resulting from share transactions	(331,210,853)	388,292,915
Total increase (decrease) in net assets	(486,265,157)	833,174,244
Net Assets
Beginning of period	2,414,917,737	1,581,743,493
End of period	$1,928,652,580	$2,414,917,737
Other Information
Undistributed net investment income end of period		$3,152,954
Shares
Sold	193,572	2,718,976
Issued in reinvestment of distributions	245,599	373,136
Redeemed	(1,446,455)	(1,778,344)
Net increase (decrease)	(1,007,284)	1,313,768

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Discretionary Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$350.59	$283.76	$248.76	$234.10	$213.75	$196.26
Income from Investment Operations
Net investment income (loss)A	1.60	3.24	3.14	3.75	3.36	2.23
Net realized and unrealized gain (loss)	(12.44)	82.54	34.62	14.67	20.24	17.43
Total from investment operations	(10.84)	85.78	37.76	18.42	23.60	19.66
Distributions from net investment income	(1.55)	(3.08)B	(2.76)	(3.76)	(3.25)	(2.17)
Distributions from net realized gain	(10.23)	(15.86)B	–	–	–	–
Total distributions	(11.79)C	(18.95)D	(2.76)	(3.76)	(3.25)	(2.17)
Net asset value, end of period	$327.96	$350.59	$283.76	$248.76	$234.10	$213.75
Total ReturnE,F	(2.58)%	31.42%	15.25%	7.91%	11.01%	10.03%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyI	- %J	-%	-%	-%	-%	-%
Expenses net of all reductionsI	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	1.02%J	1.02%	1.17%	1.54%	1.41%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,928,653	$2,414,918	$1,581,743	$1,579,033	$1,487,901	$1,431,901
Portfolio turnover rateK	52%J,L	26%L	40%L	27%	68%	169%L

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $11.79 per share is comprised of distributions from net investment income of $1.554 and distributions from net realized gain of $10.231 per share.

 D Total distributions of $18.95 per share is comprised of distributions from net investment income of $3.081 and distributions from net realized gain of $15.864 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Procter & Gamble Co.	9.8
The Coca-Cola Co.	9.6
Philip Morris International, Inc.	7.4
Altria Group, Inc.	6.9
PepsiCo, Inc.	5.1
Coty, Inc. Class A	4.6
Spectrum Brands Holdings, Inc.	4.2
Monster Beverage Corp.	3.7
Mondelez International, Inc.	3.5
Costco Wholesale Corp.	3.2
58.0

Top Industries (% of fund's net assets)

As of March 31, 2019
Beverages	24.2%
Household Products	19.4%
Food Products	18.7%
Tobacco	15.2%
Personal Products	9.4%
All Others*	13.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Staples Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Beverages - 24.2%
Brewers - 0.9%
Anheuser-Busch InBev SA NV	62,500	$5,246,510
Beijing Yanjing Brewery Co. Ltd. (A Shares)	6,578,806	6,282,752
China Resources Beer Holdings Co. Ltd.	85,210	358,753
		11,888,015
Distillers & Vintners - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	155,766	27,310,453
Kweichow Moutai Co. Ltd. (A Shares)	10,418	1,325,507
		28,635,960
Soft Drinks - 21.1%
Coca-Cola Bottling Co. Consolidated	23,987	6,904,178
Coca-Cola European Partners PLC	105,358	5,451,223
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	61,900	4,085,400
Coca-Cola West Co. Ltd.	38,000	963,800
Fever-Tree Drinks PLC	1,844	72,508
Keurig Dr. Pepper, Inc.	592,500	16,572,225
Monster Beverage Corp. (a)	863,478	47,128,629
PepsiCo, Inc.	532,700	65,282,385
The Coca-Cola Co.	2,612,461	122,419,922
		268,880,270

TOTAL BEVERAGES		309,404,245

Chemicals - 0.1%
Commodity Chemicals - 0.1%
SKSHU Paint Co. Ltd. (A Shares)	140,400	1,227,863
Food & Staples Retailing - 9.3%
Drug Retail - 1.6%
Walgreens Boots Alliance, Inc.	327,280	20,707,006
Food Distributors - 1.6%
Performance Food Group Co. (a)	48,800	1,934,432
Sysco Corp.	279,600	18,666,096
		20,600,528
Food Retail - 1.3%
Kroger Co.	512,823	12,615,446
Sprouts Farmers Market LLC (a)	157,400	3,390,396
		16,005,842
Hypermarkets & Super Centers - 4.8%
BJ's Wholesale Club Holdings, Inc.	17,100	468,540
Costco Wholesale Corp.	168,000	40,679,520
Walmart, Inc.	206,200	20,110,686
		61,258,746

TOTAL FOOD & STAPLES RETAILING		118,572,122

Food Products - 18.7%
Agricultural Products - 1.1%
Bunge Ltd.	80,269	4,259,876
Darling International, Inc. (a)	340,600	7,373,990
Ingredion, Inc.	25,100	2,376,719
		14,010,585
Packaged Foods & Meats - 17.6%
Conagra Brands, Inc.	449,200	12,460,808
Danone SA	265,812	20,467,779
Freshpet, Inc. (a)	358,830	15,174,921
General Mills, Inc.	408,200	21,124,350
JBS SA	3,526,100	14,337,291
Kellogg Co.	93,200	5,347,816
Mondelez International, Inc.	883,312	44,094,935
Nomad Foods Ltd. (a)	63,400	1,296,530
Post Holdings, Inc. (a)	63,600	6,957,840
SunOpta, Inc. (a)	268,400	928,664
The Hain Celestial Group, Inc. (a)(b)	113,989	2,635,426
The J.M. Smucker Co.	168,500	19,630,250
The Kraft Heinz Co.	400,600	13,079,590
The Simply Good Foods Co. (a)	378,400	7,791,256
TreeHouse Foods, Inc. (a)	300,973	19,427,807
Tyson Foods, Inc. Class A	284,200	19,732,006
		224,487,269

TOTAL FOOD PRODUCTS		238,497,854

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
U.S. Foods Holding Corp. (a)	282,808	9,872,827
Household Products - 19.4%
Household Products - 19.4%
Colgate-Palmolive Co.	562,620	38,561,975
Energizer Holdings, Inc.	108,100	4,856,933
Essity AB Class B	782,200	22,555,776
Procter & Gamble Co.	1,206,993	125,587,622
Reckitt Benckiser Group PLC	30,547	2,542,202
Spectrum Brands Holdings, Inc. (b)	974,988	53,409,843
		247,514,351
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Ocado Group PLC (a)	302,000	5,390,723
The Honest Co., Inc. (a)(c)(d)	171,220	1,765,278
		7,156,001
Multiline Retail - 1.3%
General Merchandise Stores - 1.3%
Dollar General Corp.	28,500	3,400,050
Dollar Tree, Inc. (a)	121,900	12,804,376
		16,204,426
Personal Products - 9.4%
Personal Products - 9.4%
Avon Products, Inc. (a)	3,799,313	11,169,980
Coty, Inc. Class A	5,113,478	58,804,997
Estee Lauder Companies, Inc. Class A	48,367	8,007,157
Ontex Group NV	548,900	12,351,515
Unilever NV (Certificaten Van Aandelen) (Bearer)	520,854	30,366,528
		120,700,177
Tobacco - 15.2%
Tobacco - 15.2%
Altria Group, Inc.	1,542,767	88,601,109
British American Tobacco PLC sponsored ADR	260,946	10,886,667
Philip Morris International, Inc.	1,071,753	94,732,248
		194,220,024
TOTAL COMMON STOCKS
(Cost $1,165,243,636)		1,263,369,890

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.48% (e)	8,376,236	8,377,911
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	27,982,002	27,984,800
TOTAL MONEY MARKET FUNDS
(Cost $36,362,711)		36,362,711
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $1,201,606,347)		1,299,732,601
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(23,000,402)
NET ASSETS - 100%		$1,276,732,199

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,765,278 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,258
Fidelity Securities Lending Cash Central Fund	12,013
Total	$74,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,263,369,890	$1,202,981,593	$58,623,019	$1,765,278
Money Market Funds	36,362,711	36,362,711	--	--
Total Investments in Securities:	$1,299,732,601	$1,239,344,304	$58,623,019	$1,765,278

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
Netherlands	2.4%
United Kingdom	1.9%
Sweden	1.8%
France	1.6%
Belgium	1.3%
Brazil	1.1%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,356,274) — See accompanying schedule: Unaffiliated issuers (cost $1,165,243,636)	$1,263,369,890
Fidelity Central Funds (cost $36,362,711)	36,362,711
Total Investment in Securities (cost $1,201,606,347)		$1,299,732,601
Receivable for investments sold		1,231,680
Receivable for fund shares sold		137,640
Dividends receivable		4,709,308
Distributions receivable from Fidelity Central Funds		14,760
Total assets		1,305,825,989
Liabilities
Payable for fund shares redeemed	$1,099,284
Other payables and accrued expenses	9,706
Collateral on securities loaned	27,984,800
Total liabilities		29,093,790
Net Assets		$1,276,732,199
Net Assets consist of:
Paid in capital		$1,218,751,044
Total distributable earnings (loss)		57,981,155
Net Assets, for 6,545,440 shares outstanding		$1,276,732,199
Net Asset Value, offering price and redemption price per share ($1,276,732,199 ÷ 6,545,440 shares)		$195.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$17,013,436
Income from Fidelity Central Funds		74,271
Total income		17,087,707
Expenses
Custodian fees and expenses	$13,053
Independent directors' fees and expenses	3,713
Interest	5,239
Total expenses before reductions	22,005
Expense reductions	(860)
Total expenses after reductions		21,145
Net investment income (loss)		17,066,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,696,393)
Foreign currency transactions	(18,684)
Total net realized gain (loss)		(12,715,077)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	58,558,502
Assets and liabilities in foreign currencies	(16,083)
Total change in net unrealized appreciation (depreciation)		58,542,419
Net gain (loss)		45,827,342
Net increase (decrease) in net assets resulting from operations		$62,893,904

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,066,562	$43,585,742
Net realized gain (loss)	(12,715,077)	150,161,220
Change in net unrealized appreciation (depreciation)	58,542,419	(225,399,488)
Net increase (decrease) in net assets resulting from operations	62,893,904	(31,652,526)
Distributions to shareholders	(110,793,359)	–
Distributions to shareholders from net investment income	–	(41,880,818)
Distributions to shareholders from net realized gain	–	(97,894,284)
Total distributions	(110,793,359)	(139,775,102)
Affiliated share transactions
Proceeds from sales of shares	35,542,206	510,816,792
Reinvestment of distributions	110,793,359	139,775,102
Cost of shares redeemed	(127,131,508)	(356,818,908)
Net increase (decrease) in net assets resulting from share transactions	19,204,057	293,772,986
Total increase (decrease) in net assets	(28,695,398)	122,345,358
Net Assets
Beginning of period	1,305,427,597	1,183,082,239
End of period	$1,276,732,199	$1,305,427,597
Other Information
Undistributed net investment income end of period		$4,542,963
Shares
Sold	189,313	2,421,167
Issued in reinvestment of distributions	647,121	643,591
Redeemed	(670,304)	(1,761,742)
Net increase (decrease)	166,130	1,303,016

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Staples Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$204.63	$233.06	$228.00	$202.36	$205.11	$181.33
Income from Investment Operations
Net investment income (loss)A	2.61	7.25B	6.10	5.30	5.31	5.20
Net realized and unrealized gain (loss)	5.60	(10.43)	7.65	25.50	(2.84)	23.75
Total from investment operations	8.21	(3.18)	13.75	30.80	2.47	28.95
Distributions from net investment income	(2.27)	(6.98)	(5.62)	(5.16)	(5.22)	(5.17)
Distributions from net realized gain	(15.51)	(18.26)	(3.07)	–	–	–
Total distributions	(17.78)	(25.25)C	(8.69)	(5.16)	(5.22)	(5.17)
Net asset value, end of period	$195.06	$204.63	$233.06	$228.00	$202.36	$205.11
Total ReturnD,E	5.28%	(1.76)%	6.23%	15.29%	1.07%	16.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %I	.01%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %I	.01%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %I	.01%
Net investment income (loss)	2.76%H	3.42%B	2.62%	2.38%	2.45%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,276,732	$1,305,428	$1,183,082	$1,284,774	$1,097,772	$1,166,861
Portfolio turnover rateJ	41%H	79%K	54%K	50%	65%	36%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.86 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.55%.

 C Total distributions of $25.25 per share is comprised of distributions from net investment income of $6.982 and distributions from net realized gain of $18.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Chevron Corp.	11.4
EOG Resources, Inc.	7.7
Valero Energy Corp.	5.3
Diamondback Energy, Inc.	4.4
Phillips 66 Co.	3.9
Pioneer Natural Resources Co.	3.9
Exxon Mobil Corp.	3.8
Anadarko Petroleum Corp.	3.7
Cabot Oil & Gas Corp.	2.8
Marathon Petroleum Corp.	2.8
49.7

Top Industries (% of fund's net assets)

As of March 31, 2019
Oil, Gas & Consumable Fuels	89.3%
Energy Equipment & Services	8.6%
Machinery	1.0%
Chemicals	0.1%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Energy Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	3,873	$1,246,005
Energy Equipment & Services - 8.6%
Oil & Gas Drilling - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	333,845	811,910
Nabors Industries Ltd.	1,874,225	6,447,334
Odfjell Drilling Ltd.	750,822	2,350,413
Precision Drilling Corp. (a)	1,184,200	2,809,080
Shelf Drilling Ltd. (a)(b)	865,488	4,304,887
		16,723,624
Oil & Gas Equipment & Services - 6.8%
Baker Hughes, a GE Co. Class A	551,036	15,274,718
Forum Energy Technologies, Inc. (a)	494,700	2,527,917
Halliburton Co.	319,617	9,364,778
Helix Energy Solutions Group, Inc. (a)	131,600	1,040,956
Hunting PLC	263,000	2,036,426
Liberty Oilfield Services, Inc. Class A (c)	261,800	4,029,102
NCS Multistage Holdings, Inc. (a)	148,500	769,230
RigNet, Inc. (a)	280,275	2,738,287
Schlumberger Ltd.	467,652	20,375,598
Smart Sand, Inc. (a)	132,800	590,960
Solaris Oilfield Infrastructure, Inc. Class A	337,700	5,551,788
		64,299,760

TOTAL ENERGY EQUIPMENT & SERVICES		81,023,384

Machinery - 1.0%
Industrial Machinery - 1.0%
Apergy Corp. (a)	27,600	1,133,256
Cactus, Inc. (a)	71,100	2,531,160
Gardner Denver Holdings, Inc. (a)	52,400	1,457,244
ProPetro Holding Corp. (a)	181,500	4,091,010
		9,212,670
Oil, Gas & Consumable Fuels - 89.3%
Coal & Consumable Fuels - 0.4%
Peabody Energy Corp.	129,000	3,654,570
Integrated Oil & Gas - 18.4%
Chevron Corp.	869,864	107,149,848
Exxon Mobil Corp.	439,264	35,492,531
Occidental Petroleum Corp.	215,600	14,272,720
Suncor Energy, Inc.	499,800	16,198,105
		173,113,204
Oil & Gas Exploration & Production - 51.5%
Anadarko Petroleum Corp.	771,761	35,099,690
Antero Midstream GP LP	71,200	981,136
Berry Petroleum Corp.	873,800	10,083,652
Cabot Oil & Gas Corp.	1,020,700	26,640,270
Canadian Natural Resources Ltd.	341,800	9,384,250
Concho Resources, Inc.	179,455	19,912,327
ConocoPhillips Co.	230,442	15,379,699
Continental Resources, Inc. (a)	433,619	19,413,123
Devon Energy Corp.	759,781	23,978,688
Diamondback Energy, Inc.	406,581	41,280,169
Encana Corp.	2,980,200	21,587,410
EOG Resources, Inc.	761,701	72,498,701
Gran Tierra Energy, Inc. (U.S.) (a)	1,376,600	3,124,882
Hess Corp.	336,565	20,271,310
Kosmos Energy Ltd.	1,347,600	8,395,548
Lundin Petroleum AB	219,000	7,415,185
Magnolia Oil & Gas Corp.	530,000	6,360,000
Magnolia Oil & Gas Corp. Class A (a)	657,000	7,884,000
National Energy Services Reunited Corp. (a)	11,200	117,040
Noble Energy, Inc.	794,300	19,643,039
Northern Oil & Gas, Inc. (a)	1,185,200	3,247,448
Parex Resources, Inc. (a)	839,200	13,137,325
Parsley Energy, Inc. Class A (a)	604,132	11,659,748
PDC Energy, Inc. (a)	250,080	10,173,254
Pioneer Natural Resources Co.	241,793	36,820,238
Texas Pacific Land Trust (c)	800	618,920
Viper Energy Partners LP	649,100	21,524,156
W&T Offshore, Inc. (a)	416,000	2,870,400
Whiting Petroleum Corp. (a)	446,800	11,679,352
WPX Energy, Inc. (a)	214,279	2,809,198
		483,990,158
Oil & Gas Refining & Marketing - 14.6%
Delek U.S. Holdings, Inc.	545,873	19,880,695
Marathon Petroleum Corp.	435,597	26,070,480
Phillips 66 Co.	388,185	36,943,566
Reliance Industries Ltd.	255,898	5,042,321
Valero Energy Corp.	585,000	49,625,550
		137,562,612
Oil & Gas Storage & Transport - 4.4%
Cheniere Energy, Inc. (a)	255,800	17,486,488
Enterprise Products Partners LP	205,100	5,968,410
Euronav NV (c)	596,527	4,861,695
Golar LNG Ltd.	217,400	4,584,966
Noble Midstream Partners LP (a)(d)	45,454	1,636,799
Teekay LNG Partners LP	50,500	755,480
The Williams Companies, Inc.	205,382	5,898,571
		41,192,409

TOTAL OIL, GAS & CONSUMABLE FUELS		839,512,953

TOTAL COMMON STOCKS
(Cost $929,652,642)		930,995,012

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.48% (e)	9,794,919	9,796,878
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	6,732,912	6,733,585
TOTAL MONEY MARKET FUNDS
(Cost $16,530,463)		16,530,463
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $946,183,105)		947,525,475
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,618,886)
NET ASSETS - 100%		$939,906,589

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,304,887 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,636,799 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80,047
Fidelity Securities Lending Cash Central Fund	42,960
Total	$123,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Canada	6.8%
Curacao	2.2%
Bermuda	1.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,545,293) — See accompanying schedule: Unaffiliated issuers (cost $929,652,642)	$930,995,012
Fidelity Central Funds (cost $16,530,463)	16,530,463
Total Investment in Securities (cost $946,183,105)		$947,525,475
Cash		10,463
Receivable for investments sold		1,949,518
Receivable for fund shares sold		111,152
Dividends receivable		874,877
Distributions receivable from Fidelity Central Funds		19,656
Other receivables		16,298
Total assets		950,507,439
Liabilities
Payable for investments purchased	$2,940,882
Payable for fund shares redeemed	834,641
Other payables and accrued expenses	97,027
Collateral on securities loaned	6,728,300
Total liabilities		10,600,850
Net Assets		$939,906,589
Net Assets consist of:
Paid in capital		$1,006,259,335
Total distributable earnings (loss)		(66,352,746)
Net Assets, for 8,558,795 shares outstanding		$939,906,589
Net Asset Value, offering price and redemption price per share ($939,906,589 ÷ 8,558,795 shares)		$109.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$10,955,956
Income from Fidelity Central Funds		123,007
Total income		11,078,963
Expenses
Custodian fees and expenses	$12,349
Independent directors' fees and expenses	3,108
Total expenses before reductions	15,457
Expense reductions	(726)
Total expenses after reductions		14,731
Net investment income (loss)		11,064,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(48,721,172)
Fidelity Central Funds	2,237
Foreign currency transactions	(14,557)
Total net realized gain (loss)		(48,733,492)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $84,492)	(195,724,606)
Assets and liabilities in foreign currencies	(3,844)
Total change in net unrealized appreciation (depreciation)		(195,728,450)
Net gain (loss)		(244,461,942)
Net increase (decrease) in net assets resulting from operations		$(233,397,710)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,064,232	$17,489,395
Net realized gain (loss)	(48,733,492)	61,227,627
Change in net unrealized appreciation (depreciation)	(195,728,450)	121,497,647
Net increase (decrease) in net assets resulting from operations	(233,397,710)	200,214,669
Distributions to shareholders	(10,064,586)	–
Distributions to shareholders from net investment income	–	(20,361,801)
Distributions to shareholders from net realized gain	–	(10,516,702)
Total distributions	(10,064,586)	(30,878,503)
Affiliated share transactions
Proceeds from sales of shares	26,401,817	428,772,992
Reinvestment of distributions	10,064,586	30,878,503
Cost of shares redeemed	(93,647,958)	(328,763,579)
Net increase (decrease) in net assets resulting from share transactions	(57,181,555)	130,887,916
Total increase (decrease) in net assets	(300,643,851)	300,224,082
Net Assets
Beginning of period	1,240,550,440	940,326,358
End of period	$939,906,589	$1,240,550,440
Other Information
Distributions in excess of net investment income end of period		$(2,405,832)
Shares
Sold	245,885	3,357,137
Issued in reinvestment of distributions	96,441	245,845
Redeemed	(845,542)	(2,493,997)
Net increase (decrease)	(503,216)	1,108,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Energy Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$136.90	$118.24	$127.46	$103.49	$154.78	$144.89
Income from Investment Operations
Net investment income (loss)A	1.26	2.00	2.84B	1.72	2.32	2.37
Net realized and unrealized gain (loss)	(27.19)	20.29	(9.52)	23.93	(51.31)	9.87
Total from investment operations	(25.93)	22.29	(6.68)	25.65	(48.99)	12.24
Distributions from net investment income	(1.05)	(2.36)C	(2.44)	(1.68)	(2.30)	(2.35)
Distributions from net realized gain	(.10)	(1.27)C	(.10)	–	–	–
Total distributions	(1.15)	(3.63)	(2.54)	(1.68)	(2.30)	(2.35)
Net asset value, end of period	$109.82	$136.90	$118.24	$127.46	$103.49	$154.78
Total ReturnD,E	(18.89)%	19.16%	(5.20)%	25.02%	(31.92)%	8.44%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	-%
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	2.26%I	1.55%	2.32%B	1.55%	1.80%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$939,907	$1,240,550	$940,326	$1,004,987	$803,804	$1,106,807
Portfolio turnover rateJ	38%I	52%K	82%K	105%	70%	109%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Bank of America Corp.	5.1
Citigroup, Inc.	5.0
JPMorgan Chase & Co.	4.9
Berkshire Hathaway, Inc. Class B	4.9
Wells Fargo & Co.	4.4
Hartford Financial Services Group, Inc.	2.8
Capital One Financial Corp.	2.8
Cboe Global Markets, Inc.	2.6
The Travelers Companies, Inc.	2.5
FNF Group	2.3
37.3

Top Industries (% of fund's net assets)

As of March 31, 2019
Banks	29.6%
Equity Real Estate Investment Trusts (Reits)	19.7%
Insurance	18.0%
Capital Markets	12.0%
Consumer Finance	7.1%
All Others*	13.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Financials Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Banks - 29.6%
Diversified Banks - 19.4%
Bank of America Corp.	6,000,000	$165,539,999
Citigroup, Inc.	2,650,000	164,883,000
JPMorgan Chase & Co.	1,600,000	161,968,000
Wells Fargo & Co.	3,000,000	144,960,000
		637,350,999
Regional Banks - 10.2%
BOK Financial Corp.	125,000	10,193,750
First Citizens Bancshares, Inc.	35,000	14,252,000
First Hawaiian, Inc.	600,000	15,630,000
First Horizon National Corp.	1,750,000	24,465,000
First Republic Bank	150,000	15,069,000
Huntington Bancshares, Inc.	5,000,000	63,400,000
KeyCorp	1,600,000	25,200,000
M&T Bank Corp.	185,000	29,048,700
PNC Financial Services Group, Inc.	565,000	69,302,900
Signature Bank	275,000	35,219,250
SunTrust Banks, Inc.	550,000	32,587,500
		334,368,100

TOTAL BANKS		971,719,099

Capital Markets - 12.0%
Asset Management & Custody Banks - 2.5%
Bank of New York Mellon Corp.	1,150,000	57,994,500
Oaktree Capital Group LLC Class A	500,000	24,825,000
		82,819,500
Financial Exchanges & Data - 2.6%
Cboe Global Markets, Inc.	900,000	85,896,000
Investment Banking & Brokerage - 6.9%
E*TRADE Financial Corp.	1,350,000	62,680,500
Goldman Sachs Group, Inc.	50,000	9,599,500
Hamilton Lane, Inc. Class A	500,000	21,790,000
Morgan Stanley	1,400,000	59,080,000
PJT Partners, Inc.	225,000	9,405,000
TD Ameritrade Holding Corp.	950,000	47,490,500
Virtu Financial, Inc. Class A	600,000	14,250,000
		224,295,500

TOTAL CAPITAL MARKETS		393,011,000

Consumer Finance - 7.1%
Consumer Finance - 7.1%
American Express Co.	500,000	54,650,000
Capital One Financial Corp.	1,125,400	91,933,926
OneMain Holdings, Inc.	1,150,000	36,512,500
SLM Corp.	5,000,000	49,550,000
		232,646,426
Diversified Financial Services - 4.9%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (a)	800,000	160,712,000
Equity Real Estate Investment Trusts (REITs) - 19.7%
Diversified REITs - 0.5%
VEREIT, Inc.	1,082,124	9,057,378
Washington REIT (SBI)	323,900	9,192,282
		18,249,660
Health Care REITs - 1.8%
CareTrust (REIT), Inc.	249,950	5,863,827
Healthcare Realty Trust, Inc.	522,021	16,762,094
Ventas, Inc.	347,892	22,198,989
Welltower, Inc.	166,603	12,928,393
		57,753,303
Hotel & Resort REITs - 0.6%
RLJ Lodging Trust	723,400	12,710,138
Sunstone Hotel Investors, Inc.	397,400	5,722,560
		18,432,698
Industrial REITs - 2.0%
Americold Realty Trust	201,700	6,153,867
Duke Realty Corp.	332,400	10,164,792
Prologis, Inc.	567,269	40,815,005
Terreno Realty Corp.	210,300	8,841,012
		65,974,676
Office REITs - 2.1%
Alexandria Real Estate Equities, Inc.	179,900	25,646,544
Boston Properties, Inc.	221,189	29,612,783
Highwoods Properties, Inc. (SBI)	274,025	12,818,890
		68,078,217
Residential REITs - 3.2%
AvalonBay Communities, Inc.	133,194	26,736,032
Clipper Realty, Inc.	460,600	6,167,434
Equity Lifestyle Properties, Inc.	128,044	14,635,429
Equity Residential (SBI)	76,025	5,726,203
Essex Property Trust, Inc.	88,223	25,517,621
Invitation Homes, Inc.	236,700	5,758,911
UDR, Inc.	443,600	20,166,056
		104,707,686
Retail REITs - 2.5%
Acadia Realty Trust (SBI)	686,900	18,731,763
National Retail Properties, Inc.	356,737	19,759,662
Simon Property Group, Inc.	119,146	21,709,593
Spirit Realty Capital, Inc.	212,940	8,460,106
Taubman Centers, Inc.	268,325	14,189,026
		82,850,150
Specialized REITs - 7.0%
American Tower Corp.	309,988	61,086,235
Crown Castle International Corp.	319,300	40,870,400
CubeSmart	565,100	18,105,804
Digital Realty Trust, Inc.	75,600	8,996,400
Equinix, Inc.	83,452	37,817,108
Extra Space Storage, Inc.	67,800	6,909,498
Four Corners Property Trust, Inc.	319,900	9,469,040
Outfront Media, Inc.	334,428	7,825,615
Public Storage	21,274	4,633,052
VICI Properties, Inc.	541,300	11,843,644
Weyerhaeuser Co.	793,214	20,893,257
		228,450,053

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		644,496,443

Hotels, Restaurants & Leisure - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Hilton Grand Vacations, Inc. (a)	113,500	3,501,475
Hilton Worldwide Holdings, Inc.	86,500	7,189,015
		10,690,490
Household Durables - 0.6%
Homebuilding - 0.6%
D.R. Horton, Inc.	500,000	20,690,000
Insurance - 18.0%
Insurance Brokers - 1.9%
Willis Group Holdings PLC	350,000	61,477,500
Life & Health Insurance - 2.7%
MetLife, Inc.	1,200,000	51,084,000
Torchmark Corp.	450,000	36,877,500
		87,961,500
Multi-Line Insurance - 4.6%
American International Group, Inc.	1,250,000	53,825,000
Assurant, Inc.	75,400	7,156,214
Hartford Financial Services Group, Inc.	1,850,000	91,982,000
		152,963,214
Property & Casualty Insurance - 6.8%
Axis Capital Holdings Ltd.	500,000	27,390,000
Beazley PLC	2,500,000	16,769,044
FNF Group	2,029,162	74,165,871
Hiscox Ltd.	750,000	15,238,665
RSA Insurance Group PLC	1,100,000	7,275,225
The Travelers Companies, Inc.	600,000	82,296,000
		223,134,805
Reinsurance - 2.0%
Reinsurance Group of America, Inc.	470,500	66,801,590

TOTAL INSURANCE		592,338,609

IT Services - 0.7%
Data Processing & Outsourced Services - 0.7%
Visa, Inc. Class A	150,000	23,428,500
Mortgage Real Estate Investment Trusts - 2.4%
Mortgage REITs - 2.4%
AGNC Investment Corp.	2,000,000	36,000,000
MFA Financial, Inc.	6,000,000	43,620,000
		79,620,000
Real Estate Management & Development - 0.8%
Real Estate Development - 0.2%
Howard Hughes Corp. (a)	76,476	8,412,360
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.	114,500	17,653,610

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		26,065,970

Software - 0.5%
Application Software - 0.5%
Black Knight, Inc. (a)	288,370	15,716,165
Thrifts & Mortgage Finance - 1.8%
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd. (a)	750,000	32,587,500
MGIC Investment Corp. (a)	1,990,900	26,259,971
		58,847,471
TOTAL COMMON STOCKS
(Cost $2,798,158,015)		3,229,982,173

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $47,774,063)	47,764,661	47,774,214
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,845,932,078)		3,277,756,387
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,416,285
NET ASSETS - 100%		$3,283,172,672

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$792,591
Fidelity Securities Lending Cash Central Fund	420
Total	$793,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,798,158,015)	$3,229,982,173
Fidelity Central Funds (cost $47,774,063)	47,774,214
Total Investment in Securities (cost $2,845,932,078)		$3,277,756,387
Foreign currency held at value (cost $8)		8
Receivable for investments sold		31,341,615
Receivable for fund shares sold		409,250
Dividends receivable		6,607,982
Distributions receivable from Fidelity Central Funds		103,727
Total assets		3,316,218,969
Liabilities
Payable to custodian bank	$17
Payable for investments purchased	30,383,107
Payable for fund shares redeemed	2,647,303
Other payables and accrued expenses	15,870
Total liabilities		33,046,297
Net Assets		$3,283,172,672
Net Assets consist of:
Paid in capital		$2,885,921,873
Total distributable earnings (loss)		397,250,799
Net Assets, for 34,026,012 shares outstanding		$3,283,172,672
Net Asset Value, offering price and redemption price per share ($3,283,172,672 ÷ 34,026,012 shares)		$96.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$41,554,351
Income from Fidelity Central Funds		793,011
Total income		42,347,362
Expenses
Custodian fees and expenses	$25,563
Independent directors' fees and expenses	10,181
Total expenses		35,744
Net investment income (loss)		42,311,618
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,839,317)
Fidelity Central Funds	(150)
Foreign currency transactions	6,951
Total net realized gain (loss)		(25,832,516)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(114,123,721)
Fidelity Central Funds	151
Assets and liabilities in foreign currencies	(2,090)
Total change in net unrealized appreciation (depreciation)		(114,125,660)
Net gain (loss)		(139,958,176)
Net increase (decrease) in net assets resulting from operations		$(97,646,558)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,311,618	$71,164,090
Net realized gain (loss)	(25,832,516)	360,758,594
Change in net unrealized appreciation (depreciation)	(114,125,660)	(204,279,200)
Net increase (decrease) in net assets resulting from operations	(97,646,558)	227,643,484
Distributions to shareholders	(185,653,739)	–
Distributions to shareholders from net investment income	–	(61,092,879)
Distributions to shareholders from net realized gain	–	(190,098,519)
Total distributions	(185,653,739)	(251,191,398)
Affiliated share transactions
Proceeds from sales of shares	84,045,215	1,316,467,001
Reinvestment of distributions	185,653,739	251,191,398
Cost of shares redeemed	(340,446,803)	(936,975,564)
Net increase (decrease) in net assets resulting from share transactions	(70,747,849)	630,682,835
Total increase (decrease) in net assets	(354,048,146)	607,134,921
Net Assets
Beginning of period	3,637,220,818	3,030,085,897
End of period	$3,283,172,672	$3,637,220,818
Other Information
Undistributed net investment income end of period		$13,892,579
Shares
Sold	886,057	12,423,667
Issued in reinvestment of distributions	2,119,304	2,355,378
Redeemed	(3,490,433)	(8,820,676)
Net increase (decrease)	(485,072)	5,958,369

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Financials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$105.39	$106.12	$84.74	$80.86	$83.90	$72.85
Income from Investment Operations
Net investment income (loss)A	1.23	2.18	1.70	1.59	1.57	1.54
Net realized and unrealized gain (loss)	(4.60)	5.49	21.29	3.79	(3.30)	10.84
Total from investment operations	(3.37)	7.67	22.99	5.38	(1.73)	12.38
Distributions from net investment income	(1.19)	(1.90)	(1.50)	(1.50)	(1.31)	(1.33)
Distributions from net realized gain	(4.34)	(6.50)	(.12)	–	–	–
Total distributions	(5.53)	(8.40)	(1.61)B	(1.50)	(1.31)	(1.33)
Net asset value, end of period	$96.49	$105.39	$106.12	$84.74	$80.86	$83.90
Total ReturnC,D	(2.63)%	7.23%	27.34%	6.68%	(2.18)%	17.08%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	2.54%H	2.02%	1.75%	1.94%	1.80%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$3,283,173	$3,637,221	$3,030,086	$2,544,051	$2,301,182	$2,387,026
Portfolio turnover rateI	54%H	48%J	52%J	57%	40%	43%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.61 per share is comprised of distributions from net investment income of $1.495 and distributions from net realized gain of $.119 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	8.5
Becton, Dickinson & Co.	7.5
Boston Scientific Corp.	6.5
Roche Holding AG (participation certificate)	4.7
AstraZeneca PLC (United Kingdom)	4.3
Humana, Inc.	4.0
Vertex Pharmaceuticals, Inc.	3.7
Cigna Corp.	3.4
Alexion Pharmaceuticals, Inc.	3.0
Sarepta Therapeutics, Inc.	2.6
48.2

Top Industries (% of fund's net assets)

As of March 31, 2019
Health Care Equipment & Supplies	28.2%
Biotechnology	26.1%
Health Care Providers & Services	25.1%
Pharmaceuticals	16.6%
Software	1.2%
All Others*	2.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Health Care Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 25.8%
Biotechnology - 25.8%
Abeona Therapeutics, Inc. (a)(b)	760,000	$5,593,600
Acceleron Pharma, Inc. (a)	330,000	15,368,100
Acorda Therapeutics, Inc. (a)	460,000	6,113,400
Alexion Pharmaceuticals, Inc. (a)	640,000	86,515,200
Allakos, Inc. (a)(b)	266,800	10,805,400
Allogene Therapeutics, Inc. (b)	130,000	3,758,300
Alnylam Pharmaceuticals, Inc. (a)	190,000	17,755,500
Amgen, Inc.	194,000	36,856,120
Amicus Therapeutics, Inc. (a)	760,000	10,336,000
AnaptysBio, Inc. (a)	234,962	17,163,974
Argenx SE ADR (a)	240,000	29,961,600
Array BioPharma, Inc. (a)	1,080,000	26,330,400
Ascendis Pharma A/S sponsored ADR (a)	300,000	35,310,000
Atara Biotherapeutics, Inc. (a)	400,000	15,900,000
BeiGene Ltd. ADR (a)(b)	160,000	21,120,000
BioMarin Pharmaceutical, Inc. (a)	84,700	7,523,901
bluebird bio, Inc. (a)	109,324	17,199,945
Blueprint Medicines Corp. (a)	330,000	26,416,500
Cellectis SA sponsored ADR (a)	201,500	3,695,510
FibroGen, Inc. (a)	250,000	13,587,500
GlycoMimetics, Inc. (a)	500,000	6,230,000
Gritstone Oncology, Inc.	130,901	1,740,983
Immunomedics, Inc. (a)(b)	900,000	17,289,000
Insmed, Inc. (a)	1,000,000	29,070,000
Intercept Pharmaceuticals, Inc. (a)(b)	140,000	15,660,400
La Jolla Pharmaceutical Co. (a)(b)	250,000	1,607,500
Morphosys AG (a)	80,000	7,282,401
Neurocrine Biosciences, Inc. (a)	270,000	23,787,000
Principia Biopharma, Inc.	240,000	8,160,000
Sage Therapeutics, Inc. (a)	21,422	3,407,169
Sarepta Therapeutics, Inc. (a)(b)	630,000	75,089,700
Scholar Rock Holding Corp.	19,917	374,240
uniQure B.V. (a)	200,000	11,930,000
Vertex Pharmaceuticals, Inc. (a)	575,000	105,771,250
Viking Therapeutics, Inc. (a)(b)	500,000	4,970,000
Xencor, Inc. (a)	454,033	14,102,265
Zymeworks, Inc. (a)	276,363	4,471,553
		738,254,411
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	240,000	4,620,000
Health Care Equipment & Supplies - 28.2%
Health Care Equipment - 27.9%
Atricure, Inc. (a)	600,000	16,074,000
Becton, Dickinson & Co.	860,000	214,767,800
Boston Scientific Corp. (a)	4,800,000	184,224,000
Danaher Corp.	290,000	38,285,800
Hologic, Inc. (a)	560,000	27,104,000
Insulet Corp. (a)	400,000	38,036,000
Integra LifeSciences Holdings Corp. (a)	280,000	15,601,600
Intuitive Surgical, Inc. (a)	120,000	68,469,600
Masimo Corp. (a)	240,000	33,187,200
Penumbra, Inc. (a)	228,000	33,518,280
Stryker Corp.	370,000	73,082,400
Teleflex, Inc.	80,000	24,172,800
Wright Medical Group NV (a)	1,000,000	31,450,000
		797,973,480
Health Care Supplies - 0.3%
Align Technology, Inc. (a)	26,000	7,392,580

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		805,366,060

Health Care Providers & Services - 24.9%
Health Care Distributors & Services - 1.4%
AmerisourceBergen Corp.	140,000	11,132,800
Covetrus, Inc. (a)	420,000	13,377,000
EBOS Group Ltd.	1,050,000	15,731,100
		40,240,900
Health Care Facilities - 2.4%
HCA Holdings, Inc.	528,000	68,840,640
Health Care Services - 3.9%
Cigna Corp.	600,000	96,492,000
G1 Therapeutics, Inc. (a)	370,000	6,142,000
Premier, Inc. (a)	240,000	8,277,600
		110,911,600
Managed Health Care - 17.2%
Centene Corp. (a)	400,000	21,240,000
Humana, Inc.	428,000	113,848,000
Molina Healthcare, Inc. (a)	281,100	39,904,956
Notre Dame Intermedica Participacoes SA	2,800,000	23,456,396
UnitedHealth Group, Inc.	980,000	242,314,800
Wellcare Health Plans, Inc. (a)	190,000	51,252,500
		492,016,652

TOTAL HEALTH CARE PROVIDERS & SERVICES		712,009,792

Health Care Technology - 0.7%
Health Care Technology - 0.7%
Castlight Health, Inc. (a)	700,500	2,626,875
Castlight Health, Inc. Class B (a)	800,000	3,000,000
Teladoc Health, Inc. (a)(b)	260,000	14,456,000
		20,082,875
Life Sciences Tools & Services - 0.8%
Life Sciences Tools & Services - 0.8%
Lonza Group AG	69,000	21,398,142
Pharmaceuticals - 16.5%
Pharmaceuticals - 16.5%
Allergan PLC	220,000	32,210,200
Amneal Pharmaceuticals, Inc. (a)	37,200	527,124
Amneal Pharmaceuticals, Inc. (c)	540,541	7,659,466
AstraZeneca PLC (United Kingdom)	1,529,700	122,102,868
Bristol-Myers Squibb Co.	760,000	36,259,600
Dechra Pharmaceuticals PLC	660,000	23,192,467
Eli Lilly & Co.	200,000	25,952,000
Mylan NV (a)	140,000	3,967,600
MyoKardia, Inc. (a)	195,700	10,174,443
Nektar Therapeutics (a)	580,000	19,488,000
Recordati SpA	270,000	10,512,704
Roche Holding AG (participation certificate)	490,000	135,021,892
RPI International Holdings LP (a)(c)(d)	41,845	6,386,384
The Medicines Company (a)(b)	400,000	11,180,000
Theravance Biopharma, Inc. (a)(b)	500,000	11,335,000
Zogenix, Inc. (a)	260,000	14,302,600
		470,272,348
Software - 1.0%
Application Software - 1.0%
Benefitfocus, Inc. (a)(b)	575,000	28,474,000
TOTAL COMMON STOCKS
(Cost $2,190,481,927)		2,800,477,628

Convertible Preferred Stocks - 0.8%
Biotechnology - 0.3%
Biotechnology - 0.3%
BioNTech AG:
Series A (a)(c)(d)	25,477	7,255,020
Series A (d)	6,787	1,932,717
Generation Bio Series B (a)(c)(d)	49,800	452,682
		9,640,419
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	5,445,595
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	3,606,378	3,606,378
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(c)(d)	997,101	3,100,984
Series D (c)(d)	482,315	1,500,000
		4,600,984
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,562,247)		23,293,376

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 2.48% (e)	36,619,799	36,627,123
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	134,841,907	134,855,392
TOTAL MONEY MARKET FUNDS
(Cost $171,482,515)		171,482,515
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $2,380,526,689)		2,995,253,519
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(138,993,022)
NET ASSETS - 100%		$2,856,260,497

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,406,510 or 1.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Amneal Pharmaceuticals, Inc.	5/4/18	$9,864,873
BioNTech AG Series A	12/29/17	$5,579,683
Generation Bio Series B	2/21/18	$455,456
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
Outset Medical, Inc. Series D	8/20/18	$1,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$284,777
Fidelity Securities Lending Cash Central Fund	145,056
Total	$429,833

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,800,477,628	$2,536,966,484	$257,124,760	$6,386,384
Convertible Preferred Stocks	23,293,376	--	--	23,293,376
Money Market Funds	171,482,515	171,482,515	--	--
Total Investments in Securities:	$2,995,253,519	$2,708,448,999	$257,124,760	$29,679,760

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.5%
Switzerland	5.5%
United Kingdom	5.1%
Netherlands	2.7%
Cayman Islands	1.3%
Denmark	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $134,768,567) — See accompanying schedule: Unaffiliated issuers (cost $2,209,044,174)	$2,823,771,004
Fidelity Central Funds (cost $171,482,515)	171,482,515
Total Investment in Securities (cost $2,380,526,689)		$2,995,253,519
Cash		104,614
Receivable for investments sold		4,502,028
Receivable for fund shares sold		325,948
Dividends receivable		2,410,855
Distributions receivable from Fidelity Central Funds		84,236
Other receivables		126
Total assets		3,002,681,326
Liabilities
Payable for investments purchased	$9,218,772
Payable for fund shares redeemed	2,322,446
Other payables and accrued expenses	28,130
Collateral on securities loaned	134,851,481
Total liabilities		146,420,829
Net Assets		$2,856,260,497
Net Assets consist of:
Paid in capital		$2,242,609,047
Total distributable earnings (loss)		613,651,450
Net Assets, for 6,661,283 shares outstanding		$2,856,260,497
Net Asset Value, offering price and redemption price per share ($2,856,260,497 ÷ 6,661,283 shares)		$428.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$13,929,116
Income from Fidelity Central Funds		429,833
Total income		14,358,949
Expenses
Custodian fees and expenses	$42,232
Independent directors' fees and expenses	8,899
Interest	1,385
Total expenses before reductions	52,516
Expense reductions	(893)
Total expenses after reductions		51,623
Net investment income (loss)		14,307,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,888,172
Fidelity Central Funds	(1,994)
Foreign currency transactions	56,495
Total net realized gain (loss)		26,942,673
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(234,440,205)
Assets and liabilities in foreign currencies	2,563
Total change in net unrealized appreciation (depreciation)		(234,437,642)
Net gain (loss)		(207,494,969)
Net increase (decrease) in net assets resulting from operations		$(193,187,643)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,307,326	$24,430,356
Net realized gain (loss)	26,942,673	358,697,839
Change in net unrealized appreciation (depreciation)	(234,437,642)	303,099,055
Net increase (decrease) in net assets resulting from operations	(193,187,643)	686,227,250
Distributions to shareholders	(159,813,899)	–
Distributions to shareholders from net investment income	–	(23,298,937)
Distributions to shareholders from net realized gain	–	(75,390,756)
Total distributions	(159,813,899)	(98,689,693)
Affiliated share transactions
Proceeds from sales of shares	69,849,822	1,130,407,533
Reinvestment of distributions	159,813,899	98,689,693
Cost of shares redeemed	(366,985,567)	(805,149,604)
Net increase (decrease) in net assets resulting from share transactions	(137,321,846)	423,947,622
Total increase (decrease) in net assets	(490,323,388)	1,011,485,179
Net Assets
Beginning of period	3,346,583,885	2,335,098,706
End of period	$2,856,260,497	$3,346,583,885
Other Information
Undistributed net investment income end of period		$3,486,333
Shares
Sold	167,527	2,775,832
Issued in reinvestment of distributions	415,856	253,161
Redeemed	(846,998)	(1,940,103)
Net increase (decrease)	(263,615)	1,088,890

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Care Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$483.27	$400.12	$348.64	$326.12	$309.84	$222.42
Income from Investment Operations
Net investment income (loss)A	2.10	3.66	3.39	2.85	2.36	1.34
Net realized and unrealized gain (loss)	(32.43)	95.26	51.07	22.25	15.99	87.35
Total from investment operations	(30.32)	98.92	54.46	25.10	18.35	88.69
Distributions from net investment income	(1.32)	(3.54)	(2.98)	(2.58)	(2.07)	(1.27)
Distributions from net realized gain	(22.83)	(12.23)	–	–	–	–
Total distributions	(24.16)B	(15.77)	(2.98)	(2.58)	(2.07)	(1.27)
Net asset value, end of period	$428.79	$483.27	$400.12	$348.64	$326.12	$309.84
Total ReturnC,D	(5.69)%	25.71%	15.72%	7.73%	5.85%	39.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.01%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %H	.01%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %H	.01%
Net investment income (loss)	.98%G	.87%	.95%	.85%	.66%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,856,260	$3,346,584	$2,335,099	$1,958,248	$1,749,910	$1,806,204
Portfolio turnover rateI	50%G	75%J	79%J	68%	97%	131%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $24.16 per share is comprised of distributions from net investment income of $1.323 and distributions from net realized gain of $22.832 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
The Boeing Co.	11.8
Emerson Electric Co.	5.9
Lockheed Martin Corp.	5.8
Ingersoll-Rand PLC	5.6
Union Pacific Corp.	5.3
Fortive Corp.	5.3
Honeywell International, Inc.	4.9
CSX Corp.	4.9
Caterpillar, Inc.	4.0
AMETEK, Inc.	3.8
57.3

Top Industries (% of fund's net assets)

As of March 31, 2019
Aerospace & Defense	23.0%
Machinery	17.6%
Electrical Equipment	15.0%
Road & Rail	14.6%
Industrial Conglomerates	9.1%
All Others*	20.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Industrials Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Aerospace & Defense - 23.0%
Aerospace & Defense - 23.0%
Curtiss-Wright Corp.	81,900	$9,282,546
HEICO Corp. Class A	130,200	10,944,612
L3 Technologies, Inc.	198,500	40,964,445
Lockheed Martin Corp.	350,600	105,236,096
The Boeing Co.	558,000	212,832,361
United Technologies Corp.	271,285	34,965,924
		414,225,984
Air Freight & Logistics - 3.6%
Air Freight & Logistics - 3.6%
C.H. Robinson Worldwide, Inc.	196,800	17,119,632
FedEx Corp.	265,600	48,182,496
		65,302,128
Airlines - 4.4%
Airlines - 4.4%
Alaska Air Group, Inc.	373,800	20,977,656
Delta Air Lines, Inc.	918,800	47,456,020
Spirit Airlines, Inc. (a)	193,000	10,201,980
		78,635,656
Building Products - 1.3%
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	504,300	24,009,723
Commercial Services & Supplies - 4.7%
Diversified Support Services - 2.5%
Cintas Corp.	190,200	38,441,322
Healthcare Services Group, Inc. (b)	203,900	6,726,661
		45,167,983
Environmental & Facility Services - 2.2%
Waste Connection, Inc. (United States)	451,250	39,976,238

TOTAL COMMERCIAL SERVICES & SUPPLIES		85,144,221

Electrical Equipment - 15.0%
Electrical Components & Equipment - 15.0%
AMETEK, Inc.	832,517	69,073,935
Emerson Electric Co.	1,550,000	106,128,500
Fortive Corp.	1,142,442	95,839,459
		271,041,894
Industrial Conglomerates - 9.1%
Industrial Conglomerates - 9.1%
Carlisle Companies, Inc.	170,400	20,894,448
General Electric Co.	5,353,400	53,480,466
Honeywell International, Inc.	559,412	88,901,755
		163,276,669
Machinery - 17.6%
Construction Machinery & Heavy Trucks - 4.6%
Caterpillar, Inc.	537,269	72,794,577
WABCO Holdings, Inc. (a)	75,100	9,900,433
		82,695,010
Industrial Machinery - 13.0%
Flowserve Corp.	744,100	33,588,674
Gardner Denver Holdings, Inc. (a)	1,810,500	50,350,005
IDEX Corp.	323,706	49,119,148
Ingersoll-Rand PLC	932,962	100,713,248
		233,771,075

TOTAL MACHINERY		316,466,085

Professional Services - 3.5%
Research & Consulting Services - 3.5%
IHS Markit Ltd. (a)	498,590	27,113,324
TransUnion Holding Co., Inc.	551,500	36,862,260
		63,975,584
Road & Rail - 14.6%
Railroads - 11.3%
CSX Corp.	1,181,500	88,399,830
Genesee & Wyoming, Inc. Class A (a)	219,500	19,127,230
Union Pacific Corp.	575,600	96,240,320
		203,767,380
Trucking - 3.3%
Landstar System, Inc.	168,800	18,465,032
Lyft, Inc.	10,500	822,045
Old Dominion Freight Lines, Inc.	272,200	39,302,958
		58,590,035

TOTAL ROAD & RAIL		262,357,415

Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	884,400	38,338,740
TOTAL COMMON STOCKS
(Cost $1,500,541,783)		1,782,774,099

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.48% (c)	20,810,953	20,815,115
Fidelity Securities Lending Cash Central Fund 2.48% (c)(d)	20,098	20,100
TOTAL MONEY MARKET FUNDS
(Cost $20,835,115)		20,835,215
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,521,376,898)		1,803,609,314
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,581,991)
NET ASSETS - 100%		$1,802,027,323

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$255,279
Fidelity Securities Lending Cash Central Fund	123,431
Total	$378,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,794) — See accompanying schedule: Unaffiliated issuers (cost $1,500,541,783)	$1,782,774,099
Fidelity Central Funds (cost $20,835,115)	20,835,215
Total Investment in Securities (cost $1,521,376,898)		$1,803,609,314
Receivable for fund shares sold		227,299
Dividends receivable		462,548
Distributions receivable from Fidelity Central Funds		24,304
Total assets		1,804,323,465
Liabilities
Payable for investments purchased	$756,000
Payable for fund shares redeemed	1,508,111
Other payables and accrued expenses	11,931
Collateral on securities loaned	20,100
Total liabilities		2,296,142
Net Assets		$1,802,027,323
Net Assets consist of:
Paid in capital		$1,571,081,378
Total distributable earnings (loss)		230,945,945
Net Assets, for 6,605,372 shares outstanding		$1,802,027,323
Net Asset Value, offering price and redemption price per share ($1,802,027,323 ÷ 6,605,372 shares)		$272.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$16,400,984
Income from Fidelity Central Funds		378,710
Total income		16,779,694
Expenses
Custodian fees and expenses	$14,513
Independent directors' fees and expenses	5,565
Interest	2,666
Total expenses before reductions	22,744
Expense reductions	(1,324)
Total expenses after reductions		21,420
Net investment income (loss)		16,758,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,722,690)
Foreign currency transactions	(69,123)
Total net realized gain (loss)		(52,791,813)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(109,737,281)
Fidelity Central Funds	100
Assets and liabilities in foreign currencies	(943)
Total change in net unrealized appreciation (depreciation)		(109,738,124)
Net gain (loss)		(162,529,937)
Net increase (decrease) in net assets resulting from operations		$(145,771,663)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,758,274	$27,306,734
Net realized gain (loss)	(52,791,813)	215,387,204
Change in net unrealized appreciation (depreciation)	(109,738,124)	19,744,350
Net increase (decrease) in net assets resulting from operations	(145,771,663)	262,438,288
Distributions to shareholders	(93,393,195)	–
Distributions to shareholders from net investment income	–	(25,966,468)
Distributions to shareholders from net realized gain	–	(84,959,878)
Total distributions	(93,393,195)	(110,926,346)
Affiliated share transactions
Proceeds from sales of shares	43,684,566	805,879,787
Reinvestment of distributions	93,393,195	110,926,346
Cost of shares redeemed	(249,952,284)	(522,860,800)
Net increase (decrease) in net assets resulting from share transactions	(112,874,523)	393,945,333
Total increase (decrease) in net assets	(352,039,381)	545,457,275
Net Assets
Beginning of period	2,154,066,704	1,608,609,429
End of period	$1,802,027,323	$2,154,066,704
Other Information
Undistributed net investment income end of period		$3,059,442
Shares
Sold	169,248	2,758,582
Issued in reinvestment of distributions	395,808	378,216
Redeemed	(913,610)	(1,774,639)
Net increase (decrease)	(348,554)	1,362,159

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Industrials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$309.76	$287.67	$242.21	$209.67	$216.95	$198.24
Income from Investment Operations
Net investment income (loss)A	2.49	4.24	4.16	3.47	3.40	3.18
Net realized and unrealized gain (loss)	(25.14)	36.93	46.01	32.56	(7.35)	18.69
Total from investment operations	(22.65)	41.17	50.17	36.03	(3.95)	21.87
Distributions from net investment income	(2.15)	(4.06)	(3.85)	(3.49)	(3.33)	(3.16)
Distributions from net realized gain	(12.15)	(15.02)	(.86)	–	–	–
Total distributions	(14.30)	(19.08)	(4.71)	(3.49)	(3.33)	(3.16)
Net asset value, end of period	$272.81	$309.76	$287.67	$242.21	$209.67	$216.95
Total ReturnB,C	(6.57)%	14.76%	20.91%	17.24%	(1.95)%	11.03%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.86%G	1.43%	1.56%	1.50%	1.48%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,802,027	$2,154,067	$1,608,609	$1,376,236	$1,173,665	$1,301,010
Portfolio turnover rateH	128%G	65%I	65%I	60%	83%	77%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	19.0
Apple, Inc.	18.8
Adobe, Inc.	5.2
Salesforce.com, Inc.	3.9
NVIDIA Corp.	3.8
Analog Devices, Inc.	3.5
PayPal Holdings, Inc.	2.9
Citrix Systems, Inc.	2.0
Electronic Arts, Inc.	1.9
Cognizant Technology Solutions Corp. Class A	1.8
62.8

Top Industries (% of fund's net assets)

As of March 31, 2019
Software	37.6%
Technology Hardware, Storage & Peripherals	20.3%
Semiconductors & Semiconductor Equipment	15.3%
IT Services	13.3%
Electronic Equipment & Components	4.3%
All Others*	9.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Information Technology Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Communications Equipment - 0.1%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	282,300	$6,134,379
Electronic Equipment & Components - 4.3%
Electronic Components - 1.0%
Corning, Inc.	1,235,181	40,884,491
Electronic Equipment & Instruments - 1.5%
Cognex Corp.	373,051	18,973,374
Trimble, Inc. (a)	1,066,979	43,105,952
		62,079,326
Electronic Manufacturing Services - 1.8%
Jabil, Inc.	522,300	13,887,957
TE Connectivity Ltd.	798,639	64,490,099
		78,378,056

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		181,341,873

Entertainment - 1.9%
Interactive Home Entertainment - 1.9%
Electronic Arts, Inc. (a)	797,200	81,019,436
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified REITs - 0.6%
Ant International Co. Ltd. Class C (b)(c)	3,805,376	24,582,729
Interactive Media & Services - 1.0%
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	37,681	44,346,392
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
Meituan Dianping Class B	6,251,571	42,128,689
IT Services - 13.3%
Data Processing & Outsourced Services - 7.7%
Alliance Data Systems Corp.	186,130	32,569,027
Broadridge Financial Solutions, Inc.	20,800	2,156,752
ExlService Holdings, Inc. (a)	209,500	12,574,190
FleetCor Technologies, Inc. (a)	157,600	38,862,584
MasterCard, Inc. Class A	52,000	12,243,400
PayPal Holdings, Inc. (a)	1,204,800	125,106,432
Total System Services, Inc.	375,468	35,673,215
Visa, Inc. Class A	432,600	67,567,794
		326,753,394
Internet Services & Infrastructure - 1.2%
Akamai Technologies, Inc. (a)	715,012	51,273,511
IT Consulting & Other Services - 4.4%
Accenture PLC Class A	72,900	12,831,858
Capgemini SA	574,400	69,652,419
Cognizant Technology Solutions Corp. Class A	1,046,332	75,806,753
DXC Technology Co.	168,700	10,849,097
Gartner, Inc. (a)	129,100	19,581,888
		188,722,015

TOTAL IT SERVICES		566,748,920

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(b)	1,008,062	1,607,202
Road & Rail - 0.5%
Trucking - 0.5%
Lyft, Inc.	303,270	21,368,707
Semiconductors & Semiconductor Equipment - 15.3%
Semiconductor Equipment - 2.9%
Applied Materials, Inc.	1,735,910	68,846,191
Lam Research Corp.	317,067	56,758,164
SunEdison, Inc. (a)(b)	1,200	0
		125,604,355
Semiconductors - 12.4%
Analog Devices, Inc.	1,424,480	149,955,010
Broadcom, Inc.	70,500	21,200,055
Marvell Technology Group Ltd.	1,794,582	35,694,236
Microchip Technology, Inc. (d)	581,038	48,202,912
Micron Technology, Inc. (a)	1,778,500	73,505,405
NVIDIA Corp.	906,850	162,833,986
Skyworks Solutions, Inc.	418,075	34,482,826
		525,874,430

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		651,478,785

Software - 37.6%
Application Software - 16.4%
Adobe, Inc. (a)	824,613	219,751,118
Autodesk, Inc. (a)	309,940	48,294,851
BlackLine, Inc. (a)	227,170	10,522,514
Box, Inc. Class A (a)	642,403	12,404,802
Citrix Systems, Inc.	851,957	84,906,035
Constellation Software, Inc.	33,000	27,966,102
HubSpot, Inc. (a)	30,900	5,135,889
Instructure, Inc. (a)	262,653	12,376,209
Intuit, Inc.	89,400	23,370,054
Pivotal Software, Inc.	1,141,600	23,802,360
Salesforce.com, Inc. (a)	1,038,709	164,500,344
Talend SA ADR (a)	176,500	8,925,605
Ultimate Software Group, Inc. (a)	72,370	23,891,508
Workday, Inc. Class A (a)	160,651	30,981,545
		696,828,936
Systems Software - 21.2%
Microsoft Corp.	6,845,115	807,312,863
Palo Alto Networks, Inc. (a)	113,049	27,457,341
Red Hat, Inc. (a)	106,200	19,402,740
Symantec Corp.	2,083,047	47,889,251
		902,062,195

TOTAL SOFTWARE		1,598,891,131

Technology Hardware, Storage & Peripherals - 20.3%
Technology Hardware, Storage & Peripherals - 20.3%
Apple, Inc.	4,218,683	801,338,836
Seagate Technology LLC	455,754	21,826,059
Western Digital Corp.	816,375	39,234,983
		862,399,878
TOTAL COMMON STOCKS
(Cost $3,412,388,247)		4,082,048,121

Convertible Preferred Stocks - 0.5%
Road & Rail - 0.5%
Trucking - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)
(Cost $7,600,029)	489,912	23,545,171

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 2.48% (e)	150,957,931	150,988,123
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	37,371,351	37,375,088
TOTAL MONEY MARKET FUNDS
(Cost $188,363,211)		188,363,211
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $3,608,351,487)		4,293,956,503
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(36,176,939)
NET ASSETS - 100%		$4,257,779,564

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,127,900 or 1.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,563,897
Fidelity Securities Lending Cash Central Fund	216,951
Total	$1,780,848

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,082,048,121	$4,034,489,483	$21,368,707	$26,189,931
Convertible Preferred Stocks	23,545,171	--	--	23,545,171
Money Market Funds	188,363,211	188,363,211	--	--
Total Investments in Securities:	$4,293,956,503	$4,222,852,694	$21,368,707	$49,735,102

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$61,229,798
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	2,866,321
Cost of Purchases	--
Proceeds of Sales	(14,361,017)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$49,735,102
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2019	$2,866,321

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,365,184) — See accompanying schedule: Unaffiliated issuers (cost $3,419,988,276)	$4,105,593,292
Fidelity Central Funds (cost $188,363,211)	188,363,211
Total Investment in Securities (cost $3,608,351,487)		$4,293,956,503
Foreign currency held at value (cost $129,641)		127,109
Receivable for investments sold		2,098,503
Receivable for fund shares sold		483,749
Dividends receivable		1,725,812
Distributions receivable from Fidelity Central Funds		303,126
Other receivables		18,176
Total assets		4,298,712,978
Liabilities
Payable for fund shares redeemed	$3,519,064
Other payables and accrued expenses	36,430
Collateral on securities loaned	37,377,920
Total liabilities		40,933,414
Net Assets		$4,257,779,564
Net Assets consist of:
Paid in capital		$3,551,280,056
Total distributable earnings (loss)		706,499,508
Net Assets, for 11,402,107 shares outstanding		$4,257,779,564
Net Asset Value, offering price and redemption price per share ($4,257,779,564 ÷ 11,402,107 shares)		$373.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$20,648,142
Income from Fidelity Central Funds		1,780,848
Total income		22,428,990
Expenses
Custodian fees and expenses	$52,104
Independent directors' fees and expenses	14,161
Interest	3,231
Total expenses before reductions	69,496
Expense reductions	(1,968)
Total expenses after reductions		67,528
Net investment income (loss)		22,361,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,554,555)
Redemptions in-kind with affiliated entities	26,854,351
Fidelity Central Funds	(616)
Foreign currency transactions	(499,808)
Total net realized gain (loss)		18,799,372
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(531,630,753)
Assets and liabilities in foreign currencies	(8,258)
Total change in net unrealized appreciation (depreciation)		(531,639,011)
Net gain (loss)		(512,839,639)
Net increase (decrease) in net assets resulting from operations		$(490,478,177)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,361,462	$39,535,366
Net realized gain (loss)	18,799,372	1,412,260,746
Change in net unrealized appreciation (depreciation)	(531,639,011)	(303,948,832)
Net increase (decrease) in net assets resulting from operations	(490,478,177)	1,147,847,280
Distributions to shareholders	(751,170,530)	–
Distributions to shareholders from net investment income	–	(36,464,862)
Distributions to shareholders from net realized gain	–	(557,750,410)
Total distributions	(751,170,530)	(594,215,272)
Affiliated share transactions
Proceeds from sales of shares	234,222,622	2,068,499,891
Reinvestment of distributions	751,170,530	594,215,272
Cost of shares redeemed	(1,275,630,825)	(1,430,604,144)
Net increase (decrease) in net assets resulting from share transactions	(290,237,673)	1,232,111,019
Total increase (decrease) in net assets	(1,531,886,380)	1,785,743,027
Net Assets
Beginning of period	5,789,665,944	4,003,922,917
End of period	$4,257,779,564	$5,789,665,944
Other Information
Undistributed net investment income end of period		$3,504,985
Shares
Sold	565,734	4,514,165
Issued in reinvestment of distributions	2,394,700	1,380,579
Redeemed	(3,142,478)	(3,113,820)
Net increase (decrease)	(182,044)	2,780,924

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Information Technology Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$499.79	$454.82	$330.24	$260.71	$262.98	$222.50
Income from Investment Operations
Net investment income (loss)A	1.95	3.67	2.78	2.48	2.24B	2.33
Net realized and unrealized gain (loss)	(50.18)	106.41	126.52	69.42	(2.37)	39.88
Total from investment operations	(48.23)	110.08	129.30	71.90	(.13)	42.21
Distributions from net investment income	(2.03)	(3.34)	(2.67)	(2.37)	(2.14)	(1.73)
Distributions from net realized gain	(76.10)	(61.77)	(2.05)	–	–	–
Total distributions	(78.14)C	(65.11)	(4.72)	(2.37)	(2.14)	(1.73)
Net asset value, end of period	$373.42	$499.79	$454.82	$330.24	$260.71	$262.98
Total ReturnD,E	(6.62)%	26.62%	39.59%	27.68%	(.11)%	19.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %H,I	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.02%H	.78%	.73%	.86%	.81%B	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$4,257,780	$5,789,666	$4,003,923	$3,219,282	$2,532,510	$2,472,588
Portfolio turnover rateJ	85%H,K	99%K	70%K	99%	138%	179%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total distributions of $78.14 per share is comprised of distributions from net investment income of $2.032 and distributions from net realized gain of $76.103 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
DowDuPont, Inc.	23.6
Linde PLC	10.2
The Chemours Co. LLC	7.3
Olin Corp.	6.3
Air Products & Chemicals, Inc.	4.9
Sherwin-Williams Co.	4.4
Vulcan Materials Co.	3.7
Tronox Holdings PLC	3.4
Univar, Inc.	3.1
International Flavors & Fragrances, Inc.	2.7
69.6

Top Industries (% of fund's net assets)

As of March 31, 2019
Chemicals	75.6%
Metals & Mining	8.3%
Containers & Packaging	7.0%
Construction Materials	5.4%
Trading Companies & Distributors	3.1%
All Others*	0.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Materials Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	39,400	$1,166,240
Chemicals - 75.6%
Commodity Chemicals - 10.9%
Cabot Corp.	82,601	3,438,680
Ciner Resources LP	42,400	1,070,600
LyondellBasell Industries NV Class A	78,555	6,604,904
Olin Corp.	1,308,382	30,275,959
Orion Engineered Carbons SA	249,073	4,729,896
Valvoline, Inc.	25,493	473,150
Westlake Chemical Corp.	82,043	5,567,438
		52,160,627
Diversified Chemicals - 32.8%
DowDuPont, Inc.	2,120,555	113,046,788
Eastman Chemical Co.	37,051	2,811,430
Ingevity Corp. (a)	59,200	6,252,112
The Chemours Co. LLC	937,338	34,831,480
		156,941,810
Fertilizers & Agricultural Chemicals - 2.2%
CF Industries Holdings, Inc.	67,300	2,751,224
The Mosaic Co.	288,800	7,887,128
		10,638,352
Industrial Gases - 15.1%
Air Products & Chemicals, Inc.	121,700	23,239,832
Linde PLC	277,570	48,832,890
		72,072,722
Specialty Chemicals - 14.6%
Celanese Corp. Class A	40,000	3,944,400
Element Solutions, Inc. (a)	861,200	8,698,120
International Flavors & Fragrances, Inc. (b)	99,752	12,847,060
RPM International, Inc.	73,100	4,242,724
Sherwin-Williams Co.	49,100	21,147,861
Tronox Holdings PLC	1,221,200	16,058,780
W.R. Grace & Co.	36,300	2,832,852
		69,771,797

TOTAL CHEMICALS		361,585,308

Construction Materials - 5.4%
Construction Materials - 5.4%
Martin Marietta Materials, Inc.	34,200	6,880,356
Summit Materials, Inc. (a)	70,200	1,114,074
Vulcan Materials Co.	149,700	17,724,480
		25,718,910
Containers & Packaging - 7.0%
Metal & Glass Containers - 5.8%
Aptargroup, Inc.	83,000	8,830,370
Ball Corp.	142,200	8,227,692
Crown Holdings, Inc. (a)	163,800	8,938,566
Owens-Illinois, Inc.	92,600	1,757,548
		27,754,176
Paper Packaging - 1.2%
Avery Dennison Corp.	49,400	5,582,200

TOTAL CONTAINERS & PACKAGING		33,336,376

Metals & Mining - 8.3%
Copper - 2.1%
Antofagasta PLC	819,900	10,315,709
Diversified Metals & Mining - 1.4%
Alcoa Corp. (a)	108,300	3,049,728
Livent Corp.	280,828	3,448,568
		6,498,296
Gold - 3.0%
Newmont Mining Corp.	304,700	10,899,119
Royal Gold, Inc.	36,800	3,346,224
		14,245,343
Steel - 1.8%
AK Steel Holding Corp. (a)(b)	177,700	488,675
Allegheny Technologies, Inc. (a)	71,500	1,828,255
Cleveland-Cliffs, Inc.	150,200	1,500,498
Steel Dynamics, Inc.	135,000	4,761,450
		8,578,878

TOTAL METALS & MINING		39,638,226

Oil, Gas & Consumable Fuels - 0.1%
Coal & Consumable Fuels - 0.1%
Arch Coal, Inc.	6,500	593,255
Trading Companies & Distributors - 3.1%
Trading Companies & Distributors - 3.1%
Univar, Inc. (a)	661,190	14,651,970
TOTAL COMMON STOCKS
(Cost $478,857,017)		476,690,285

Money Market Funds - 2.8%
Fidelity Securities Lending Cash Central Fund 2.48% (c)(d)
(Cost $13,185,837)	13,184,519	13,185,837
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $492,042,854)		489,876,122
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(11,827,476)
NET ASSETS - 100%		$478,048,646

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,005
Fidelity Securities Lending Cash Central Fund	44,536
Total	$98,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
Ireland	10.2%
United Kingdom	5.5%
Netherlands	1.4%
Luxembourg	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,794,535) — See accompanying schedule: Unaffiliated issuers (cost $478,857,017)	$476,690,285
Fidelity Central Funds (cost $13,185,837)	13,185,837
Total Investment in Securities (cost $492,042,854)		$489,876,122
Foreign currency held at value (cost $3)		3
Receivable for investments sold		1,429,943
Receivable for fund shares sold		66,155
Dividends receivable		419,929
Distributions receivable from Fidelity Central Funds		4,821
Total assets		491,796,973
Liabilities
Payable to custodian bank	$134,873
Payable for fund shares redeemed	422,612
Other payables and accrued expenses	4,992
Collateral on securities loaned	13,185,850
Total liabilities		13,748,327
Net Assets		$478,048,646
Net Assets consist of:
Paid in capital		$504,462,360
Total distributable earnings (loss)		(26,413,714)
Net Assets, for 2,380,460 shares outstanding		$478,048,646
Net Asset Value, offering price and redemption price per share ($478,048,646 ÷ 2,380,460 shares)		$200.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$4,960,723
Income from Fidelity Central Funds		98,541
Total income		5,059,264
Expenses
Custodian fees and expenses	$7,635
Independent directors' fees and expenses	1,510
Total expenses		9,145
Net investment income (loss)		5,050,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,778,613)
Fidelity Central Funds	(13)
Foreign currency transactions	16,797
Total net realized gain (loss)		(18,761,829)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,275,246)
Assets and liabilities in foreign currencies	(3,757)
Total change in net unrealized appreciation (depreciation)		(26,279,003)
Net gain (loss)		(45,040,832)
Net increase (decrease) in net assets resulting from operations		$(39,990,713)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,050,119	$10,599,756
Net realized gain (loss)	(18,761,829)	71,373,247
Change in net unrealized appreciation (depreciation)	(26,279,003)	(93,940,563)
Net increase (decrease) in net assets resulting from operations	(39,990,713)	(11,967,560)
Distributions to shareholders	(40,748,514)	–
Distributions to shareholders from net investment income	–	(9,590,869)
Distributions to shareholders from net realized gain	–	(27,989,724)
Total distributions	(40,748,514)	(37,580,593)
Affiliated share transactions
Proceeds from sales of shares	12,572,803	242,088,015
Reinvestment of distributions	40,748,514	37,580,593
Cost of shares redeemed	(52,944,244)	(145,554,862)
Net increase (decrease) in net assets resulting from share transactions	377,073	134,113,746
Total increase (decrease) in net assets	(80,362,154)	84,565,593
Net Assets
Beginning of period	558,410,800	473,845,207
End of period	$478,048,646	$558,410,800
Other Information
Undistributed net investment income end of period		$1,692,230
Shares
Sold	63,345	952,669
Issued in reinvestment of distributions	228,018	145,744
Redeemed	(259,107)	(569,787)
Net increase (decrease)	32,256	528,626

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Materials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$237.80	$260.41	$213.34	$188.48	$229.95	$207.20
Income from Investment Operations
Net investment income (loss)A	2.12	4.94	4.24	4.48	4.34	3.57
Net realized and unrealized gain (loss)	(21.16)	(7.93)	46.66	24.73	(41.59)	22.68
Total from investment operations	(19.04)	(2.99)	50.90	29.21	(37.25)	26.25
Distributions from net investment income	(2.11)	(4.54)	(3.83)	(4.35)	(4.22)	(3.50)
Distributions from net realized gain	(15.83)	(15.08)	–	–	–	–
Total distributions	(17.94)	(19.62)	(3.83)	(4.35)	(4.22)	(3.50)
Net asset value, end of period	$200.82	$237.80	$260.41	$213.34	$188.48	$229.95
Total ReturnB,C	(7.03)%	(1.66)%	24.05%	15.62%	(16.46)%	12.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.01%	- %G	- %G	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	.01%	- %G	- %G	- %G
Expenses net of all reductions	- %F,G	- %G	.01%	- %G	- %G	- %G
Net investment income (loss)	2.08%F	1.92%	1.80%	2.21%	1.95%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$478,049	$558,411	$473,845	$400,862	$358,642	$482,472
Portfolio turnover rateH	79%F	78%I	54%I	56%	72%	65%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Equinix, Inc.	6.9
Prologis, Inc.	6.9
Boston Properties, Inc.	5.0
AvalonBay Communities, Inc.	4.8
Simon Property Group, Inc.	4.5
Essex Property Trust, Inc.	4.2
Ventas, Inc.	3.9
Alexandria Real Estate Equities, Inc.	3.4
UDR, Inc.	3.4
National Retail Properties, Inc.	3.0
46.0

Top Five REIT Sectors as of March 31, 2019

% of fund's net assets
REITs - Diversified	16.6
REITs - Apartments	15.2
REITs - Office Property	13.5
REITs - Health Care	11.0
REITs - Warehouse/Industrial	9.3

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Fidelity® Real Estate Equity Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.3%
REITs - Apartments - 15.2%
AvalonBay Communities, Inc.	32,550	$6,533,762
Equity Residential (SBI)	29,500	2,221,940
Essex Property Trust, Inc.	19,700	5,698,028
Invitation Homes, Inc.	62,700	1,525,491
UDR, Inc.	101,300	4,605,098
		20,584,319
REITs - Diversified - 16.6%
Clipper Realty, Inc.	60,100	804,739
Corrections Corp. of America	29,800	579,610
Digital Realty Trust, Inc.	18,400	2,189,600
Duke Realty Corp.	102,500	3,134,450
Equinix, Inc.	20,600	9,335,095
Outfront Media, Inc.	78,200	1,829,880
VICI Properties, Inc.	112,500	2,461,500
Washington REIT (SBI)	74,900	2,125,662
		22,460,536
REITs - Health Care - 11.0%
CareTrust (REIT), Inc.	60,000	1,407,600
Healthcare Realty Trust, Inc.	111,300	3,573,843
Sabra Health Care REIT, Inc.	46,554	906,406
Ventas, Inc.	83,400	5,321,754
Welltower, Inc.	47,250	3,666,600
		14,876,203
REITs - Hotels - 3.8%
Braemar Hotels & Resorts, Inc.	23,900	291,819
Pebblebrook Hotel Trust	31,600	981,496
RLJ Lodging Trust	132,100	2,320,997
Sunstone Hotel Investors, Inc.	108,000	1,555,200
		5,149,512
REITs - Management/Investment - 4.3%
American Tower Corp.	4,400	867,064
National Retail Properties, Inc.	73,600	4,076,704
Weyerhaeuser Co.	30,700	808,638
		5,752,406
REITs - Manufactured Homes - 2.6%
Equity Lifestyle Properties, Inc.	30,376	3,471,977
REITs - Office Property - 13.5%
Alexandria Real Estate Equities, Inc.	32,400	4,618,944
Boston Properties, Inc.	50,200	6,720,776
Douglas Emmett, Inc.	48,600	1,964,412
Highwoods Properties, Inc. (SBI)	57,600	2,694,528
VEREIT, Inc.	263,700	2,207,169
		18,205,829
REITs - Regional Malls - 6.8%
Simon Property Group, Inc.	33,650	6,131,367
Taubman Centers, Inc.	57,300	3,030,024
		9,161,391
REITs - Shopping Centers - 4.0%
Acadia Realty Trust (SBI)	60,038	1,637,236
Cedar Realty Trust, Inc.	116,447	395,920
DDR Corp.	105,550	1,437,591
Urban Edge Properties	103,350	1,963,650
		5,434,397
REITs - Single Tenant - 3.9%
Agree Realty Corp.	21,000	1,456,140
Four Corners Property Trust, Inc.	62,500	1,850,000
Spirit Realty Capital, Inc.	48,160	1,913,397
		5,219,537
REITs - Storage - 5.3%
CubeSmart	115,500	3,700,620
Extra Space Storage, Inc.	8,800	896,808
Public Storage	12,000	2,613,360
		7,210,788
REITs - Warehouse/Industrial - 9.3%
Americold Realty Trust	39,900	1,217,349
Prologis, Inc.	129,681	9,330,548
Terreno Realty Corp.	46,563	1,957,509
		12,505,406

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		130,032,301

Hotels, Restaurants & Leisure - 1.5%
Hotels, Resorts & Cruise Lines - 1.5%
Hilton Grand Vacations, Inc. (a)	20,800	641,680
Hilton Worldwide Holdings, Inc.	16,700	1,387,937
		2,029,617
Real Estate Management & Development - 0.6%
Real Estate Development - 0.6%
Howard Hughes Corp. (a)	7,100	781,000
TOTAL COMMON STOCKS
(Cost $112,947,389)		132,842,918

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $1,287,406)	1,287,253	1,287,510
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $114,234,795)		134,130,428
NET OTHER ASSETS (LIABILITIES) - 0.6%		826,850
NET ASSETS - 100%		$134,957,278

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,097
Fidelity Securities Lending Cash Central Fund	642
Total	$15,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $112,947,389)	$132,842,918
Fidelity Central Funds (cost $1,287,406)	1,287,510
Total Investment in Securities (cost $114,234,795)		$134,130,428
Receivable for investments sold		611,643
Receivable for fund shares sold		23,698
Dividends receivable		593,959
Distributions receivable from Fidelity Central Funds		2,073
Total assets		135,361,801
Liabilities
Payable for investments purchased	$349,399
Payable for fund shares redeemed	49,634
Other payables and accrued expenses	5,490
Total liabilities		404,523
Net Assets		$134,957,278
Net Assets consist of:
Paid in capital		$116,201,463
Total distributable earnings (loss)		18,755,815
Net Assets, for 1,183,806 shares outstanding		$134,957,278
Net Asset Value, offering price and redemption price per share ($134,957,278 ÷ 1,183,806 shares)		$114.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$1,748,514
Income from Fidelity Central Funds		15,739
Total income		1,764,253
Expenses
Custodian fees and expenses	$6,871
Independent directors' fees and expenses	368
Total expenses before reductions	7,239
Expense reductions	(95)
Total expenses after reductions		7,144
Net investment income (loss)		1,757,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,525
Fidelity Central Funds	(104)
Foreign currency transactions	(22)
Total net realized gain (loss)		56,399
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,215,365
Fidelity Central Funds	104
Total change in net unrealized appreciation (depreciation)		8,215,469
Net gain (loss)		8,271,868
Net increase (decrease) in net assets resulting from operations		$10,028,977

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,757,109	$4,401,769
Net realized gain (loss)	56,399	1,135,082
Change in net unrealized appreciation (depreciation)	8,215,469	(1,174,470)
Net increase (decrease) in net assets resulting from operations	10,028,977	4,362,381
Distributions to shareholders	(4,574,204)	–
Distributions to shareholders from net investment income	–	(3,610,543)
Distributions to shareholders from net realized gain	–	(4,488,742)
Total distributions	(4,574,204)	(8,099,285)
Affiliated share transactions
Proceeds from sales of shares	2,846,826	14,225,887
Reinvestment of distributions	4,574,204	8,099,285
Cost of shares redeemed	(4,622,190)	(19,031,721)
Net increase (decrease) in net assets resulting from share transactions	2,798,840	3,293,451
Total increase (decrease) in net assets	8,253,613	(443,453)
Net Assets
Beginning of period	126,703,665	127,147,118
End of period	$134,957,278	$126,703,665
Other Information
Undistributed net investment income end of period		$1,214,307
Shares
Sold	27,333	134,471
Issued in reinvestment of distributions	45,189	75,088
Redeemed	(43,403)	(181,813)
Net increase (decrease)	29,119	27,746

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$109.73	$112.82	$113.15	$95.92	$100.00
Income from Investment Operations
Net investment income (loss)B	1.50	3.84	3.00	3.03	2.53
Net realized and unrealized gain (loss)	6.74	.13	(.91)	17.03	(4.24)
Total from investment operations	8.24	3.97	2.09	20.06	(1.71)
Distributions from net investment income	(2.06)	(3.16)C	(2.29)	(2.83)	(2.37)
Distributions from net realized gain	(1.91)	(3.90)C	(.12)	–	–
Total distributions	(3.97)	(7.06)	(2.42)D	(2.83)	(2.37)
Net asset value, end of period	$114.00	$109.73	$112.82	$113.15	$95.92
Total ReturnE,F	8.00%	3.73%	1.95%	21.08%	(1.81)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%I	.01%	.01%	.01%	.01%I
Expenses net of fee waivers, if any	.01%I	.01%	.01%	.01%	.01%I
Expenses net of all reductions	.01%I	.01%	.01%	.01%	.01%I
Net investment income (loss)	2.80%I	3.59%	2.72%	2.86%	2.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$134,957	$126,704	$127,147	$173,787	$251,215
Portfolio turnover rateJ	55%I	47%	64%	69%	62%I

 A For the period November 3, 2014 (commencement of operations) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $2.294 and distributions from net realized gain of $.124 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Dominion Resources, Inc.	11.5
Exelon Corp.	10.4
Sempra Energy	9.4
Southern Co.	8.8
NextEra Energy, Inc.	7.4
FirstEnergy Corp.	4.9
Entergy Corp.	4.8
Public Service Enterprise Group, Inc.	4.8
Edison International	4.7
Vistra Energy Corp.	4.2
70.9

Top Industries (% of fund's net assets)

As of March 31, 2019
Electric Utilities	53.3%
Multi-Utilities	31.1%
Gas Utilities	5.0%
Independent Power and Renewable Electricity Producers	4.9%
Oil, Gas & Consumable Fuels	1.1%
All Others*	4.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Utilities Central Fund

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Electric Utilities - 53.3%
Electric Utilities - 53.3%
Edison International	472,484	$29,256,209
Entergy Corp.	312,600	29,893,938
Evergy, Inc.	325,213	18,878,615
Exelon Corp.	1,288,245	64,579,722
FirstEnergy Corp.	729,602	30,358,739
NextEra Energy, Inc.	236,465	45,713,414
PG&E Corp. (a)	414,850	7,384,330
PPL Corp.	731,474	23,216,985
Southern Co.	1,054,500	54,496,560
Vistra Energy Corp.	1,000,108	26,032,811
		329,811,323
Gas Utilities - 5.0%
Gas Utilities - 5.0%
Atmos Energy Corp.	145,115	14,936,687
Chesapeake Utilities Corp.	17,444	1,591,067
South Jersey Industries, Inc.	263,476	8,449,675
Southwest Gas Holdings, Inc.	73,800	6,070,788
		31,048,217
Independent Power and Renewable Electricity Producers - 4.9%
Independent Power Producers & Energy Traders - 2.1%
NRG Energy, Inc.	195,843	8,319,411
NRG Yield, Inc. Class C	27,282	412,231
The AES Corp.	256,594	4,639,220
		13,370,862
Renewable Electricity - 2.8%
Atlantica Yield PLC	319,296	6,213,500
NextEra Energy Partners LP	235,136	10,966,743
		17,180,243

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		30,551,105

Media - 1.0%
Cable & Satellite - 1.0%
Altice U.S.A., Inc. Class A	287,618	6,178,035
Multi-Utilities - 31.1%
Multi-Utilities - 31.1%
Avangrid, Inc.	282,299	14,213,755
CenterPoint Energy, Inc.	519,900	15,960,930
Dominion Resources, Inc.	928,151	71,152,054
Public Service Enterprise Group, Inc.	501,300	29,782,233
RWE AG	119,100	3,193,050
Sempra Energy	461,123	58,036,941
		192,338,963
Oil, Gas & Consumable Fuels - 1.1%
Oil & Gas Storage & Transport - 1.1%
Cheniere Energy, Inc. (a)	103,032	7,043,268
Water Utilities - 0.6%
Water Utilities - 0.6%
SJW Corp.	54,523	3,366,250
TOTAL COMMON STOCKS
(Cost $476,801,274)		600,337,161
TOTAL INVESTMENT IN SECURITIES - 97.0%
(Cost $476,801,274)		600,337,161
NET OTHER ASSETS (LIABILITIES) - 3.0%		18,744,513
NET ASSETS - 100%		$619,081,674

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,393
Fidelity Securities Lending Cash Central Fund	3,918
Total	$32,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $476,801,274)		$600,337,161
Receivable for investments sold		20,725,393
Receivable for fund shares sold		71,729
Dividends receivable		1,216,492
Distributions receivable from Fidelity Central Funds		9,852
Other receivables		722
Total assets		622,361,349
Liabilities
Payable to custodian bank	$604,451
Payable for investments purchased	2,153,956
Payable for fund shares redeemed	517,994
Other payables and accrued expenses	3,274
Total liabilities		3,279,675
Net Assets		$619,081,674
Net Assets consist of:
Paid in capital		$498,811,179
Total distributable earnings (loss)		120,270,495
Net Assets, for 3,314,094 shares outstanding		$619,081,674
Net Asset Value, offering price and redemption price per share ($619,081,674 ÷ 3,314,094 shares)		$186.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$9,651,158
Income from Fidelity Central Funds		32,311
Total income		9,683,469
Expenses
Custodian fees and expenses	$6,452
Independent directors' fees and expenses	1,811
Interest	1,461
Total expenses		9,724
Net investment income (loss)		9,673,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,514,601
Fidelity Central Funds	190
Foreign currency transactions	(2,467)
Total net realized gain (loss)		2,512,324
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	33,213,458
Assets and liabilities in foreign currencies	33
Total change in net unrealized appreciation (depreciation)		33,213,491
Net gain (loss)		35,725,815
Net increase (decrease) in net assets resulting from operations		$45,399,560

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,673,745	$16,627,429
Net realized gain (loss)	2,512,324	71,733,141
Change in net unrealized appreciation (depreciation)	33,213,491	(17,662,873)
Net increase (decrease) in net assets resulting from operations	45,399,560	70,697,697
Distributions to shareholders	(53,835,715)	–
Distributions to shareholders from net investment income	–	(15,349,761)
Distributions to shareholders from net realized gain	–	(31,029,277)
Total distributions	(53,835,715)	(46,379,038)
Affiliated share transactions
Proceeds from sales of shares	15,463,143	207,343,028
Reinvestment of distributions	53,835,715	46,379,038
Cost of shares redeemed	(67,218,253)	(153,927,139)
Net increase (decrease) in net assets resulting from share transactions	2,080,605	99,794,927
Total increase (decrease) in net assets	(6,355,550)	124,113,586
Net Assets
Beginning of period	625,437,224	501,323,638
End of period	$619,081,674	$625,437,224
Other Information
Undistributed net investment income end of period		$2,669,884
Shares
Sold	84,931	1,181,944
Issued in reinvestment of distributions	308,584	263,771
Redeemed	(365,304)	(866,220)
Net increase (decrease)	28,211	579,495

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Utilities Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$190.34	$185.24	$162.92	$144.05	$155.14	$130.43
Income from Investment Operations
Net investment income (loss)A	2.91	5.36	5.08	4.73	4.36	4.11
Net realized and unrealized gain (loss)	10.51	16.04	21.62	18.44	(11.35)	24.33
Total from investment operations	13.42	21.40	26.70	23.17	(6.99)	28.44
Distributions from net investment income	(2.88)	(5.04)	(4.38)	(4.30)	(4.10)	(3.73)
Distributions from net realized gain	(14.08)	(11.25)	–	–	–	–
Total distributions	(16.96)	(16.30)B	(4.38)	(4.30)	(4.10)	(3.73)
Net asset value, end of period	$186.80	$190.34	$185.24	$162.92	$144.05	$155.14
Total ReturnC,D	7.75%	12.46%	16.66%	16.23%	(4.66)%	21.98%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	3.18%H	2.95%	2.96%	3.03%	2.78%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$619,082	$625,437	$501,324	$463,043	$406,258	$482,971
Portfolio turnover rateI	91%H	112%J	47%J	76%	110%	121%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $16.30 per share is comprised of distributions from net investment income of $5.043 and distributions from net realized gain of $11.253 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Communication Services Central Fund (Communication Services)(formerly Fidelity Telecom Services Central Fund), Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Real Estate Equity Central Fund (Real Estate Equity), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). All of the Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Information Technology that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$49,735,102	Recovery value	Recovery value	0.0%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	4.0 – 9.0/6.5	Increase
			Discount rate	6.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Market approach	Discount for lack of marketability	20.00%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019, as well as a roll forward of level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Energy is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for certain funds for the period ended September 30, 2018.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, partnerships, redemptions in kind, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communication Services	$1,494,170,626	$179,562,690	$(35,110,840)	$144,451,850
Consumer Discretionary	1,388,130,286	567,982,653	(36,841,982)	531,140,671
Consumer Staples	1,209,721,155	190,310,448	(100,299,002)	90,011,446
Energy	952,740,345	93,543,295	(98,758,165)	(5,214,870)
Financials	2,857,786,347	525,762,773	(105,792,733)	419,970,040
Health Care	2,385,507,153	703,641,108	(93,894,742)	609,746,366
Industrials	1,586,634,060	299,945,062	(82,969,808)	216,975,254
Information Technology	3,616,761,037	757,016,546	(79,821,080)	677,195,466
Materials	495,439,487	38,232,802	(43,796,167)	(5,563,365)
Real Estate Equity	114,803,875	22,219,740	(2,893,187)	19,326,553
Utilities	481,778,423	124,837,179	(6,278,441)	118,558,738

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Energy	(3,447,139)	(12,127,368)	(15,574,507)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to September 30, 2018. Loss deferrals were as follows:

Capital losses
Consumer Staples	(23,583,745)
Materials	(6,309,744)
Real Estate Equity	(1,132,863)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Communication Services	979,338,565	861,072,650
Consumer Discretionary	512,867,848	661,652,220
Consumer Staples	254,881,250	334,784,977
Energy	184,938,756	228,271,614
Financials	884,639,393	1,052,890,087
Health Care	728,596,506	997,812,256
Industrials	1,158,658,880	1,350,304,659
Information Technology	1,839,677,311	2,116,969,252
Materials	191,436,314	216,033,572
Real Estate Equity	35,527,450	34,045,724
Utilities	276,074,724	335,493,840

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communication Services	$38,705
Consumer Discretionary	8,536
Consumer Staples	11,850
Energy	9,092
Financials	19,487
Healthcare	18,796
Industrials	33,780
Information Technology	67,484
Materials	8,221
Real Estate Equity	261
Utilities	10,123

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Communication Services	Borrower	$21,023,200	2.51%	$7,343
Consumer Discretionary	Borrower	8,972,909	2.63%	14,433
Consumer Staples	Borrower	12,163,500	2.58%	5,239
Healthcare	Borrower	6,796,000	2.45%	1,385
Industrials	Borrower	6,444,167	2.48%	2,666
Information Technology	Borrower	23,382,000	2.50%	3,231
Utilities	Borrower	4,274,800	2.46%	1,461

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, shares of each Fund were redeemed in-kind for investments as presented in the accompanying table. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments Delivered	Redeemed Number of Shares	Net Realized Gain
Consumer Discretionary Central Fund	$287,749,549	893,050	$108,561,478
Information Technology Central Fund	723,452,667	1,696,454	26,854,351

Affiliated Exchanges In-Kind. During the period, Communication Services Central Fund received investments valued at $993,861,507 in exchange for 5,410,831 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

In addition, during the period, Consumer Discretionary Central Fund received investments valued at $17,340,708 in exchange for 53,818 shares of the Fund. The amount of the in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Redemptions In-Kind. During the prior period, Strategic Advisers Fidelity U.S. Total Stock Fund (the Investing Fund) completed redemption in-kind transactions with each Fund. The Funds delivered investments and cash, as presented in the accompanying table. The Funds had net realized gains on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Redeemed Number of Shares	Net Realized Gain
Communication Services Central Fund	$76,741,721	436,231	$29,760,814
Consumer Discretionary Central Fund	378,555,786	1,210,681	155,553,360
Consumer Staples Central Fund	252,919,327	1,264,850	65,011,527
Energy Central Fund	236,019,145	1,770,852	75,772,210
Financials Central Fund	648,125,061	6,136,967	211,708,985
Health Care Central Fund	540,969,646	1,316,740	219,905,327
Industrials Central Fund	351,576,852	1,193,404	111,073,545
Information Technology Central Fund	990,210,766	2,179,737	407,599,634
Materials Central Fund	95,285,035	374,592	31,881,334
Utilities Central Fund	105,225,234	598,211	23,415,877

Prior Fiscal Year Exchanges In-Kind. During the prior period, VIP FundsManager 20%, VIP FundsManager 50%, VIP FundsManager 60%, VIP FundsManager 70%, and VIP FundsManager 85% (the Investing Funds) completed exchange in-kind transactions with each Fund. The Funds received investments and cash, as presented in the accompanying table. The amount of the in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Redeemed Number of Shares
Communication Services Central Fund	$67,398,250	388,507
Consumer Discretionary Central Fund	420,009,534	1,369,492
Consumer Staples Central Fund	278,330,010	1,338,189
Energy Central Fund	239,961,028	1,866,239
Financials Central Fund	575,771,740	5,505,563
Health Care Central Fund	541,001,090	1,323,939
Industrials Central Fund	278,038,031	959,678
Information Technology Central Fund	1,186,541,219	2,614,448
Materials Central Fund	126,544,324	506,522
Utilities Central Fund	117,288,521	673,607

Other. During the period, the investment advisor reimbursed the Funds for certain losses as follows:

Amount
Consumer Discretionary	$13,227
Consumer Staples	2,779
Energy	12,366
Information Technology	100,685
Materials	5,641

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Communication Services	$40,157	$–	$–
Consumer Discretionary	39,486	896	–
Consumer Staples	12,013	–	–
Energy	42,960	–	–
Financials	420	–	–
Health Care	145,056	2,870	158,178
Industrials	123,431	–	–
Information Technology	216,951	359	–
Materials	44,536	15,726	–
Real Estate Equity	642	–	–
Utilities	3,918	–	–

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Custody Earnings Credits
Consumer Staples	860
Energy	726
Health Care	893
Industrials	1,324
Information Technology	1,968
Real Estate Equity	95

8. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Communication Services	.0040%
Actual		$1,000.00	$1,044.70	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Consumer Discretionary	.0042%
Actual		$1,000.00	$974.20	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Consumer Staples	.0036%
Actual		$1,000.00	$1,052.80	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Energy	.0032%
Actual		$1,000.00	$811.10	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.02
Financials	.0021%
Actual		$1,000.00	$973.70	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01
Health Care	.0036%
Actual		$1,000.00	$943.10	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Industrials	.0025%
Actual		$1,000.00	$934.30	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01
Information Technology	.0032%
Actual		$1,000.00	$933.80	$.02
Hypothetical-C		$1,000.00	$1,024.92	$.02
Materials	.0038%
Actual		$1,000.00	$929.70	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Real Estate Equity	.0116%
Actual		$1,000.00	$1,080.00	$.06
Hypothetical-C		$1,000.00	$1,024.87	$.06
Utilities	.0032%
Actual		$1,000.00	$1,077.50	$.02
Hypothetical-C		$1,000.00	$1,024.92	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Communication Services Central Fund
Fidelity Consumer Discretionary Central Fund
Fidelity Consumer Staples Central Fund
Fidelity Energy Central Fund
Fidelity Financials Central Fund
Fidelity Health Care Central Fund
Fidelity Industrials Central Fund
Fidelity Information Technology Central Fund
Fidelity Materials Central Fund
Fidelity Real Estate Equity Central Fund
Fidelity Utilities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as stand-alone investment products. In this regard, the Board noted that each fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while each fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of each fund and receives fees for providing services to funds that invest in the funds. The Board also noted that FMR bears all expenses of each fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of each fund and each fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in these funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

ESCIP-SANN-0519
1.831586.112

Fidelity® Floating Rate Central Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.5
Intelsat Jackson Holdings SA	2.2
Asurion LLC	1.8
Frontier Communications Corp.	1.5
TransDigm, Inc.	1.4
9.4

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Technology	15.5
Telecommunications	8.3
Gaming	7.4
Energy	6.5
Services	6.2

Quality Diversification (% of fund's net assets)

As of March 31, 2019 *
BBB	3.3%
BB	31.2%
B	53.3%
CCC,CC,C	5.9%
Not Rated	2.4%
Equities	0.7%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2019 *
Bank Loan Obligations	92.2%
Nonconvertible Bonds	3.9%
Common Stocks	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 12.3%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.2%(a)
	Principal Amount	Value
Aerospace - 1.8%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.24% 7/7/22 (b)(c)	$3,342,886	$3,344,992
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 5/30/25 (b)(c)	2,970,000	2,888,325
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 6/9/23 (b)(c)	16,616,491	16,213,541
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 8/22/24 (b)(c)	6,160,750	5,997,490
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/30/20 (b)(c)	466,667	461,417
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/28/21 (b)(c)	3,145,000	3,097,825
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5093% 4/30/25 (b)(c)	4,228,750	4,191,748
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.51% 4/30/26 (b)(c)	1,000,000	988,330

TOTAL AEROSPACE		37,183,668

Air Transportation - 0.6%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (c)(d)	3,957,378	3,956,270
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (c)(d)	2,127,622	2,127,027
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2406% 10/5/24 (b)(c)	3,456,337	3,434,735
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 2/23/25 (b)(c)	2,245,000	2,204,882

TOTAL AIR TRANSPORTATION		11,722,914

Automotive & Auto Parts - 0.8%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/30/23 (b)(c)	5,032,744	4,933,700
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (b)(c)	6,409,606	5,982,278
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (b)(c)	2,641,000	2,172,223
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 3/31/24 (b)(c)	635,415	626,563
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9975% 4/18/23 (b)(c)	3,104,991	3,104,991

TOTAL AUTOMOTIVE & AUTO PARTS		16,819,755

Banks & Thrifts - 0.2%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/22/26 (b)(c)(e)	3,500,000	3,495,625
Broadcasting - 0.8%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/15/25 (b)(c)	4,488,750	4,466,306
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 11/18/24 (b)(c)	5,823,549	5,654,666
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 12/31/49 (c)(f)	2,370,000	1,685,070
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 12/18/20 (b)(c)	2,639,898	2,629,998
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/19/25 (b)(c)	1,346,625	1,333,495
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4955% 10/19/26 (b)(c)	1,500,000	1,470,000

TOTAL BROADCASTING		17,239,535

Building Materials - 0.8%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9986% 2/14/24 (b)(c)(e)	2,125,000	2,018,750
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 6/1/25 (b)(c)	2,898,138	2,802,731
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.81% 7/2/25 (b)(c)	2,976,256	2,946,494
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 10/17/23 (b)(c)	1,492,500	1,473,098
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5% 9/27/24 (b)(c)	3,258,625	3,250,478
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (b)(c)	4,442,064	4,430,959

TOTAL BUILDING MATERIALS		16,922,510

Cable/Satellite TV - 2.7%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 5/1/24 (b)(c)	1,247,775	1,242,322
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/30/25 (b)(c)	27,117,720	26,914,337
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9838% 1/25/26 (b)(c)	5,821,013	5,694,871
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 1/15/26 (b)(c)	2,000,000	1,939,500
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5905% 4/6/27 (b)(c)	2,000,000	1,987,500
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.41% 1/15/25 (b)(c)	1,068,725	1,057,375
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9838% 1/15/26 (b)(c)	5,500,000	5,437,135
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7406% 8/19/23 (b)(c)	11,832,343	11,373,840

TOTAL CABLE/SATELLITE TV		55,646,880

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/13/25 (b)(c)	1,816,151	1,778,121
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 10/1/25 (b)(c)	3,501,101	3,435,455
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.029% 5/9/25 (b)(c)	1,529,639	1,516,254
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7486% 11/15/26 (b)(c)	645,000	633,177
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 11/15/25 (b)(c)	2,129,663	2,108,366

TOTAL CAPITAL GOODS		9,471,373

Chemicals - 2.5%
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 11/18/23 (b)(c)	1,077,389	1,065,268
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5791% 3/28/25 (b)(c)	1,984,951	1,963,871
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.3291% 3/28/26 (b)(c)	1,500,000	1,485,000
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 1/31/26 (b)(c)	2,817,938	2,791,533
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (c)(d)	6,500,000	6,357,845
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 3/13/25 (b)(c)	5,936,269	5,914,008
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6% 10/11/24 (b)(c)	5,405,471	5,378,444
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2444% 2/8/25 (b)(c)	1,921,538	1,897,519
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7404% 10/1/25 (b)(c)	9,915,000	9,760,128
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 4/3/25 (b)(c)	2,511,976	2,481,355
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4989% 9/6/24 (b)(c)	1,970,000	1,937,495
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 9/22/24 (b)(c)	1,635,967	1,627,280
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 9/22/24 (b)(c)	3,533,179	3,514,418
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 7/1/24 (b)(c)	2,681,778	2,648,256
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (b)(c)	1,125,397	1,108,044
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (b)(c)	1,929,253	1,899,504

TOTAL CHEMICALS		51,829,968

Consumer Products - 1.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7418% 4/5/25 (b)(c)	2,711,341	2,619,833
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8% 7/3/20 (b)(c)	3,666,183	3,490,499
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9892% 4/30/25 (b)(c)	4,477,500	3,358,125
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 6/15/25 (b)(c)	1,826,200	1,579,663
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (b)(c)	10,312,500	9,790,481

TOTAL CONSUMER PRODUCTS		20,838,601

Containers - 1.9%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4951% 11/7/25 (b)(c)	9,255,063	8,949,645
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.6101% 10/1/22 (b)(c)	5,099,973	5,061,724
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2428% 1/6/21 (b)(c)	7,384,667	7,352,396
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0325% 4/3/24 (b)(c)	1,473,750	1,435,801
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2455% 5/16/24 (b)(c)	1,331,288	1,291,069
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 5/22/24 (b)(c)	1,974,947	1,940,800
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4838% 4/3/25 (b)(c)	1,695,752	1,698,177
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8945% 8/3/22 (b)(c)	366,105	355,305
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/5/23 (b)(c)	9,143,629	9,029,333
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/25/26 (c)(d)	1,600,000	1,601,008

TOTAL CONTAINERS		38,715,258

Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 4/4/24 (b)(c)	2,912,514	2,889,214
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4878% 1/15/25 (b)(c)	5,448,380	5,398,745
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2444% 10/31/24 (b)(c)	3,487,394	3,469,957
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 4/27/24 (b)(c)	2,947,500	2,890,407
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/6/23 (b)(c)	3,682,000	3,675,557
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/1/25 (b)(c)	12,468,750	12,096,932
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 12/27/22 (b)(c)	2,219,690	2,201,378
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.7% 2/9/23 (b)(c)	5,584,183	5,496,232
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/30/22 (b)(c)	3,000,000	2,990,370
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 7/3/24 (b)(c)	1,634,371	1,626,199
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/3/25 (b)(c)	1,990,000	1,981,304
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 3/29/25 (b)(c)	2,108,700	2,088,941
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (b)(c)	5,372,728	5,310,028
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.99% 7/3/24 (b)(c)	975,050	968,351
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 6/30/24 (b)(c)	1,891,296	1,829,829
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4855% 12/5/20 (b)(c)	2,737,265	2,723,579
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.398% 9/29/24 (b)(c)	854,156	832,093
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.993% 12/8/23 (b)(c)	2,932,500	2,477,963
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 6/19/25 (b)(c)	3,473,750	3,423,103
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 4/9/23 (b)(c)	6,555,925	6,489,186

TOTAL DIVERSIFIED FINANCIAL SERVICES		70,859,368

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/16/25 (b)(c)	2,715,063	2,706,021
Energy - 5.6%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9986% 5/18/23 (b)(c)	5,565,018	5,384,155
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3651% 11/3/25 (b)(c)	5,000,000	4,715,000
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (b)(c)	7,142,915	6,692,054
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4868% 5/21/25 (b)(c)	2,764,113	2,617,615
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8705% 12/31/21 (b)(c)	12,435,000	13,095,672
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (b)(c)	12,520,000	12,293,138
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 3/27/24 (c)(d)	8,750,000	8,706,250
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 8% 7/29/21 (b)(c)	8,039,980	8,003,800
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9886% 5/7/25 (b)(c)	7,940,000	7,662,100
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.75% 3/13/25 (b)(c)	2,140,270	2,113,517
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	696,484	679,421
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.49% 3/1/26 (b)(c)	5,000,000	4,935,950
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7% 1/31/24 (b)(c)	2,638,388	2,640,577
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.3789% 3/28/22 (b)(c)	1,345,049	1,312,539
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2486% 4/16/21 (b)(c)	1,043,173	1,040,242
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4855% 3/1/24 (b)(c)	8,225,000	6,382,600
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7318% 7/18/25 (b)(c)	10,802,268	10,694,245
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8666% 8/25/23 (b)(c)	3,987,481	3,165,063
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/30/24 (b)(c)	3,647,835	3,547,520
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (b)(c)	4,164,563	4,164,563
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7486% 12/9/21 (b)(c)	3,643,749	3,261,156
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 11/8/22 (b)(c)	1,046,750	1,019,273

TOTAL ENERGY		114,126,450

Entertainment/Film - 0.9%
AMC Entertainment Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/14/26 (c)(d)	4,000,000	3,968,000
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 12/15/23 (b)(c)	4,385,450	4,381,064
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 12/15/22 (b)(c)	1,451,250	1,449,436
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2958% 7/8/22 (b)(c)	4,597,413	4,210,449
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.8073% 7/8/23 (b)(c)	760,000	675,450
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 1/23/25 (b)(c)	2,821,500	2,781,519

TOTAL ENTERTAINMENT/FILM		17,465,918

Environmental - 0.3%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/15/25 (b)(c)	1,983,756	1,968,045
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/8/26 (b)(c)	1,315,000	1,303,494
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 12/20/24 (b)(c)	2,242,410	2,214,379

TOTAL ENVIRONMENTAL		5,485,918

Food & Drug Retail - 3.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 12/6/24 (b)(c)	2,884,514	2,846,669
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 10/29/25 (b)(c)	3,815,438	3,763,700
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (b)(c)	2,664,534	2,641,593
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7108% 5/31/24 (b)(c)	13,930,000	13,435,485
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 10/22/26 (b)(c)	500,000	496,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (b)(c)	3,586,013	3,540,291
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9834% 10/30/22 (b)(c)	13,523,065	13,416,639
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.2444% 11/20/25 (b)(c)	1,797,250	1,683,430
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 11/25/20 (b)(c)	275,518	265,875
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.868% 11/25/22 (b)(c)	13,806,637	12,794,196
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/27/23 (b)(c)	4,247,044	4,220,500
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (b)(c)	5,721,971	5,440,622

TOTAL FOOD & DRUG RETAIL		64,545,250

Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2404% 10/1/26 (b)(c)	410,000	408,463
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2404% 10/1/25 (b)(c)	1,197,000	1,195,803
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3646% 12/16/23 (b)(c)	1,946,295	1,909,802
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 10/7/23 (b)(c)	9,710,527	9,285,692
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25 (b)(c)	1,430,550	1,395,502
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 5/24/24 (b)(c)	5,618,981	5,563,690
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 6/30/22 (b)(c)	4,741,187	4,563,392
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.743% 6/30/21 (b)(c)	3,456,183	3,396,771
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 6/27/23 (b)(c)	3,890,000	3,826,788
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.2318% 1/16/26 (b)(c)(e)	1,340,000	1,336,650

TOTAL FOOD/BEVERAGE/TOBACCO		32,882,553

Gaming - 7.1%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 7/1/23 (b)(c)	1,870,549	1,784,504
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/15/24 (b)(c)	2,253,274	2,241,444
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.5257% 10/19/24 (b)(c)	6,293,118	6,169,017
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6576% 9/15/23 (b)(c)	2,727,207	2,700,808
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 12/22/24 (b)(c)	27,832,774	27,435,044
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/18/24 (b)(c)	5,421,329	5,318,812
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.875% 4/17/24 (b)(c)	3,375,018	3,341,268
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 3/15/24 (b)(c)	4,041,663	3,999,548
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.601% 3/13/25 (b)(c)	4,411,663	4,392,384
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5% 10/20/24 (b)(c)	8,865,113	8,776,462
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (b)(c)	1,000,000	975,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2389% 10/4/23 (b)(c)	16,070,257	15,897,019
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 4/25/24 (b)(c)	1,298,438	1,296,269
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/27/25 (b)(c)	7,663,794	7,520,864
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.493% 10/14/23 (b)(c)	2,380,546	2,249,616
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 10/15/25 (b)(c)	4,488,750	4,438,252
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (b)(c)	18,058,300	17,568,198
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (b)(c)	13,498,557	13,461,706
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 6/8/23 (b)(c)	9,175,228	9,070,905
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 12/31/21 (b)(c)	4,640,000	4,489,200
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 10/30/24 (b)(c)	1,250,000	1,222,463

TOTAL GAMING		144,348,783

Healthcare - 4.5%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 6/22/24 (b)(c)	3,856,537	3,658,889
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.25% 2/6/26 (b)(c)	1,000,000	977,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 2/6/25 (b)(c)	1,658,250	1,598,138
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 3/13/25 (b)(c)	10,890,000	10,873,012
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/18/23 (b)(c)	2,794,822	2,790,882
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1413% 8/18/22 (b)(c)	154,275	151,190
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.553% 6/7/23 (b)(c)	1,619,630	1,565,486
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 6/30/25 (b)(c)	6,261,458	6,024,024
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 9/27/24 (b)(c)	5,368,200	5,166,893
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 10/21/23 (b)(c)	2,556,468	2,498,948
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8% 2/22/24 (b)(c)	3,220,663	2,922,751
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9818% 11/16/25 (b)(c)	7,980,000	7,884,001
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.7486% 3/7/26 (b)(c)	1,950,795	1,908,521
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 6/23/24 (b)(c)	3,111,702	3,075,139
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.851% 12/31/22 (b)(c)	5,800,914	5,788,848
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2309% 11/27/25 (b)(c)	4,750,000	4,691,385
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4809% 6/1/25 (b)(c)	13,438,824	13,342,871
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (b)(c)	14,000,000	13,790,000
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 12/1/24 (b)(c)	3,695,663	3,572,486

TOTAL HEALTHCARE		92,280,964

Homebuilders/Real Estate - 2.0%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/21/25 (b)(c)	9,452,500	9,357,975
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4809% 12/7/25 (b)(c)	2,723,175	2,729,983
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (b)(c)	4,512,428	4,355,440
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (b)(c)	254,508	245,654
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/23/25 (b)(c)	4,227,665	4,165,772
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5469% 4/12/25 (b)(c)	1,121,831	1,072,750
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7318% 2/8/25 (b)(c)	6,899,756	6,687,036
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4906% 12/22/24 (b)(c)	12,500,682	12,266,294

TOTAL HOMEBUILDERS/REAL ESTATE		40,880,904

Hotels - 1.5%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2392% 2/1/26 (b)(c)	2,010,000	2,004,975
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/30/23 (b)(c)	2,616,347	2,596,724
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 11/30/23 (b)(c)	7,056,966	6,993,735
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2355% 10/25/23 (b)(c)	2,792,849	2,785,867
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 8/31/25 (b)(c)	3,870,300	3,846,111
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 3/18/26 (c)(d)	4,500,000	4,370,625
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27 (c)(d)(e)	2,250,000	2,182,500
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 5/30/25 (b)(c)	5,984,925	5,899,819

TOTAL HOTELS		30,680,356

Insurance - 3.7%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (b)(c)	3,971,775	3,941,152
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2318% 5/10/25 (b)(c)	7,810,825	7,493,549
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2473% 1/25/24 (b)(c)	4,434,702	4,368,181
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/3/23 (b)(c)	6,167,520	6,132,859
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/3/24 (b)(c)	6,947,500	6,891,642
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4986% 8/4/22 (b)(c)	11,081,435	11,014,171
3 month U.S. LIBOR + 6.500% 8.9986% 8/4/25 (b)(c)	14,390,000	14,563,831
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (b)(c)	12,922,300	12,480,745
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 5/16/24 (b)(c)	10,019,459	9,702,143

TOTAL INSURANCE		76,588,273

Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/31/24 (b)(c)	3,917,738	3,892,038
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9904% 12/14/25 (b)(c)	2,967,563	2,987,356
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 2/28/25 (b)(c)	10,393,759	10,139,944
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/1/24 (b)(c)	16,554,747	15,921,528
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4986% 9/8/24 (b)(c)	1,000,000	1,002,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/8/24 (b)(c)	4,935,162	4,900,616
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3785% 6/10/22 (b)(c)	5,835,583	5,759,487
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 2/2/25 (b)(c)	2,990,939	2,884,402
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/31/24 (b)(c)	1,721,218	1,702,474
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 7/6/24 (b)(c)	2,462,500	2,453,266
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0581% 12/21/25 (b)(c)	3,000,000	2,966,250
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 12/15/24 (b)(c)	4,193,806	4,135,093

TOTAL LEISURE		58,744,954

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 3/21/25 (b)(c)	3,375,900	3,359,021
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (b)(c)	6,758,567	5,553,312

TOTAL METALS/MINING		8,912,333

Paper - 0.5%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6258% 12/29/23 (b)(c)	5,214,625	5,042,959
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8758% 6/29/25 (b)(c)	5,472,500	5,294,644

TOTAL PAPER		10,337,603

Publishing/Printing - 1.7%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7355% 6/7/23 (b)(c)	7,624,180	6,842,702
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0625% 2/12/26 (b)(c)	1,995,000	1,977,544
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.351% 11/3/23 (b)(c)	4,428,115	3,963,163
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 5/29/21 (b)(c)	5,744,468	5,421,342
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8157% 3/13/25 (b)(c)	3,351,150	3,275,749
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 5/4/22 (b)(c)	5,201,554	4,772,426
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 10/24/21 (b)(c)	3,305,953	3,286,680
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/24/22 (b)(c)	5,371,287	5,338,844

TOTAL PUBLISHING/PRINTING		34,878,450

Restaurants - 1.6%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 2/17/24 (b)(c)	11,854,310	11,656,698
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/14/21 (b)(c)	6,028,462	5,831,030
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7355% 3/16/25 (b)(c)	1,796,556	1,766,014
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2318% 4/3/25 (b)(c)	2,194,199	2,176,821
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.9892% 3/1/26 (b)(c)	3,625,000	3,570,625
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7486% 7/28/21 (b)(c)	3,443,797	3,400,749
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/1/25 (b)(c)	1,206,975	1,201,701
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.993% 10/1/26 (b)(c)	500,000	497,500
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/1/25 (b)(c)	1,759,688	1,733,838

TOTAL RESTAURANTS		31,834,976

Services - 6.1%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 9/26/21 (b)(c)	1,275,037	586,517
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(c)	7,010,000	6,739,835
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	10,708,546	10,313,721
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 10/19/23 (b)(c)	4,106,513	4,077,439
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/11/25 (b)(c)	6,711,300	6,652,576
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 11/21/24 (b)(c)	1,715,513	1,716,937
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9563% 6/21/24 (b)(c)	5,881,170	5,622,222
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2537% 11/7/23 (b)(c)	1,719,684	1,707,870
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5% 2/7/26 (b)(c)	2,125,000	2,131,375
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/29/25 (b)(c)	2,376,000	2,358,679
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6336% 11/21/24 (b)(c)	6,881,113	6,663,601
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.1289% 11/30/25 (b)(c)	997,500	981,789
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.125% 3/9/23 (b)(c)	405,496	403,975
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (b)(c)	1,000,000	990,000
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (b)(c)	8,017,979	7,906,048
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 4/26/24 (b)(c)	18,563,992	18,533,918
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (b)(c)	16,414,318	15,911,712
Qlik Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4/26/24 (c)(d)	1,500,000	1,488,750
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 12/31/25 (b)(c)	1,790,513	1,750,602
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (b)(c)	9,395,136	9,120,329
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/29/25 (b)(c)	3,640,875	3,581,711
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5% 3/23/24 (b)(c)	871,845	830,798
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7468% 10/3/23 (b)(c)	3,995,570	3,970,598
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 9/26/24 (b)(c)	1,512,139	1,332,572
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 5/14/22 (b)(c)	6,121,496	5,891,940
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4986% 5/14/23 (b)(c)	645,000	619,200
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 12/7/23 (b)(c)	2,073,712	2,060,751

TOTAL SERVICES		123,945,465

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.74% 6/14/21 (b)(c)	2,183,551	2,160,624
Super Retail - 4.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4896% 7/2/22 (b)(c)	5,384,501	3,860,687
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4986% 9/25/24 (b)(c)	52,717,757	51,452,518
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/3/24 (b)(c)	11,670,157	11,629,078
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 11/17/24 (b)(c)	3,957,808	3,919,893
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 10.29% 7/18/23 (b)(c)	116,629	117,796
3 month U.S. LIBOR + 8.000% 10.79% 1/18/24 (b)(c)	466,517	403,341
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/19/23 (b)(c)	5,168,502	5,039,289
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.9998% 8/19/22 (b)(c)	3,971,858	3,937,660
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9944% 1/26/23 (b)(c)	3,504,730	2,656,585
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.49% 3/11/22 (b)(c)	3,786,275	3,391,101
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(e)(f)	3,002,818	3,003
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4986% 5/31/25 (b)(c)	4,303,321	4,098,913

TOTAL SUPER RETAIL		90,509,864

Technology - 15.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/10/25 (b)(c)	5,800,850	5,380,288
Aptean, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.250% 3/29/26 (c)(d)	2,000,000	1,997,500
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.11% 12/20/23 (b)(c)	795,000	793,760
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.86% 12/20/22 (b)(c)	1,033,745	1,032,887
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 2/28/25 (b)(c)	2,395,800	2,393,548
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 9/5/25 (b)(c)	2,985,000	2,966,344
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4986% 4/19/25 (b)(c)	1,786,003	1,762,195
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (b)(c)	4,298,609	4,282,489
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/30/25 (b)(c)	5,970,000	5,947,613
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/7/26 (c)(d)	10,660,000	10,642,198
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 8/23/25 (b)(c)	2,289,263	2,287,843
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 11/29/24 (b)(c)	2,967,513	2,900,744
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 3/29/26 (c)(d)	2,000,000	2,000,000
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 9/7/23 (b)(c)	4,919,628	4,860,052
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 2/1/25 (b)(c)	1,564,853	1,512,039
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2486% 2/1/26 (b)(c)	600,000	576,000
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4986% 10/31/24 (b)(c)	9,676,807	9,483,271
3 month U.S. LIBOR + 8.000% 10.4986% 10/31/25 (b)(c)	2,148,276	2,091,883
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 8/23/26 (b)(c)	332,794	330,508
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/23/25 (b)(c)	3,625,913	3,607,783
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9818% 8/14/25 (b)(c)	2,942,625	2,856,789
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3886% 2/9/23 (b)(c)	4,392,349	4,364,897
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.7792% 1/31/24 (b)(c)	961,733	962,531
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 6/1/22 (b)(c)	7,133,551	7,043,240
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.743% 3/8/26 (b)(c)	545,000	525,925
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 3/8/25 (b)(c)	3,493,600	3,317,837
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.101% 12/2/24 (b)(c)	1,562,688	1,552,921
3 month U.S. LIBOR + 7.500% 10.3076% 12/1/25 (b)(c)	1,000,000	997,500
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.4855% 7/10/22 (b)(c)	12,839,203	12,806,848
3 month U.S. LIBOR + 2.000% 4.4855% 4/26/24 (b)(c)	5,213,560	5,197,190
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 4/22/23 (b)(c)	1,518,322	1,501,241
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/15/24 (b)(c)	8,810,977	8,738,815
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 7/7/25 (b)(c)	780,000	775,772
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 7/1/24 (b)(c)	2,787,271	2,779,718
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/1/22 (b)(c)	2,921,246	2,905,266
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (b)(c)	8,490,000	8,601,474
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (b)(c)	8,791,493	8,701,116
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.75% 1/20/24 (b)(c)	7,226,162	7,167,486
3 month U.S. LIBOR + 9.000% 11.5% 1/20/25 (b)(c)	2,270,000	2,182,038
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 11/20/21 (b)(c)	2,702,700	2,635,133
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (b)(c)	16,635,122	16,185,974
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (b)(c)	2,654,043	2,582,384
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.243% 9/29/24 (b)(c)	9,883,790	9,867,284
3 month U.S. LIBOR + 8.500% 10.993% 9/29/25 (b)(c)	3,166,667	3,185,667
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2355% 9/15/24 (b)(c)	1,203,889	1,185,843
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 5/29/25 (b)(c)	4,110,680	4,060,325
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5% 9/4/26 (b)(c)	415,000	405,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 9/4/25 (b)(c)	724,642	706,301
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/31/25 (b)(c)	4,927,763	4,714,637
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 5/31/26 (b)(c)	2,160,000	1,972,793
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9885% 8/1/25 (b)(c)	3,486,263	3,377,317
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 3/3/23 (b)(c)	6,024,385	5,967,937
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (b)(c)	6,139,337	6,092,003
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (b)(c)	5,982,912	5,927,630
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (b)(c)	4,301,700	4,261,953
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (b)(c)	8,272,747	8,194,487
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.303% 9/30/23 (b)(c)	1,654,378	1,651,020
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4838% 3/9/23 (b)(c)	5,937,513	5,438,762
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 5/1/24 (b)(c)	7,837,501	7,757,167
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 12/4/20 (b)(c)	834,052	829,882
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9893% 9/28/24 (b)(c)	7,271,671	7,208,044
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4928% 4/4/25 (b)(c)	8,436,250	8,434,141
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.208% 8/9/24 (b)(c)	4,950,000	4,936,437
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0211% 1/27/23 (b)(c)	1,710,636	1,579,396
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9986% 8/27/25 (b)(c)	8,144,075	8,072,814
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(c)	9,975,000	9,782,582
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7486% 7/2/26 (b)(c)	3,500,000	3,447,500
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1261% 3/1/26 (b)(c)	7,000,000	7,008,750
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2428% 10/11/26 (b)(c)	1,948,570	1,914,470
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2428% 10/11/25 (b)(c)	4,761,461	4,693,039
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 7/1/23 (b)(c)	3,665,368	3,626,112

TOTAL TECHNOLOGY		307,530,996

Telecommunications - 7.6%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2338% 7/15/25 (b)(c)	5,422,292	5,157,956
3 month U.S. LIBOR + 2.750% 5.2406% 1/31/26 (b)(c)	3,456,250	3,288,622
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 12/22/23 (b)(c)	2,940,300	2,932,949
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (b)(c)	25,201,436	24,571,400
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 5/31/25 (b)(c)	4,466,250	4,199,392
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2398% 11/27/23 (b)(c)	34,275,000	33,728,657
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9898% 1/2/24 (b)(c)	4,000,000	4,003,000
Tranche B-5, term loan 6.625% 1/2/24	6,205,000	6,194,141
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7355% 2/22/24 (b)(c)	9,090,000	8,974,466
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 7/17/25 (b)(c)	4,864,662	4,719,597
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 2/10/24 (b)(c)	2,940,000	2,609,250
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (b)(c)	8,494,229	8,292,576
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/2/26 (b)(c)	10,750,000	10,703,023
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/11/25 (b)(c)	4,466,250	4,367,189
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (c)(d)	2,400,000	2,382,000
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.993% 11/1/24 (b)(c)	4,046,504	4,016,155
3 month U.S. LIBOR + 8.250% 10.743% 11/1/25 (b)(c)	3,000,000	2,934,990
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 7/31/25 (b)(c)	7,246,545	6,730,229
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1713% 1/31/26 (b)(c)	1,019,154	964,119
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4838% 8/14/26 (b)(c)	5,985,000	5,721,660
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (b)(c)	3,990,000	3,925,163
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (b)(c)	2,619,949	2,547,901
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/26/21 (c)(d)	3,000,000	2,991,570

TOTAL TELECOMMUNICATIONS		155,956,005

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4863% 6/15/23 (b)(c)	1,314,758	1,242,446
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.6146% 9/11/24 (b)(c)	670,000	609,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3646% 9/11/23 (b)(c)	3,957,513	3,831,387
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (b)(c)	5,175,413	5,214,229
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.6% 9/14/20 (b)(c)	2,970,005	2,945,265

TOTAL TRANSPORTATION EX AIR/RAIL		12,600,581

Utilities - 3.5%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2486% 8/1/26 (b)(c)	2,375,000	2,372,625
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/1/25 (b)(c)	11,685,713	11,648,435
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.63% 11/28/24 (b)(c)	3,172,797	2,966,565
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.101% 11/13/21 (b)(c)	3,992,205	3,942,302
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/26/25 (b)(c)	7,940,000	7,890,375
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 8/28/25 (b)(c)	3,273,929	3,273,929
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 2/15/24 (b)(c)	3,361,408	3,238,145
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.61% 12/3/25 (b)(c)	1,995,000	1,985,025
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (b)(c)	7,205,178	6,799,887
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 3/23/25 (b)(c)	1,589,076	1,586,692
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 8/4/23 (b)(c)	8,403,428	8,299,477
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6289% 11/30/23 (b)(c)	4,260,468	3,994,189
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 12/14/23 (b)(c)	3,421,250	3,392,272
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4862% 12/31/25 (b)(c)	10,480,800	10,313,107

TOTAL UTILITIES		71,703,025

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,921,467,022)		1,883,094,167

Nonconvertible Bonds - 3.9%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (g)	4,000,000	4,150,000
Chemicals - 0.2%
OCI NV 6.625% 4/15/23 (g)	1,000,000	1,037,000
TPC Group, Inc. 8.75% 12/15/20 (g)	3,780,000	3,723,300

TOTAL CHEMICALS		4,760,300

Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 6.2873% 7/15/21 (b)(c)(g)	5,780,000	5,801,675
Diversified Financial Services - 0.1%
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	1,140,000	1,185,600
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (g)	2,200,000	2,332,000
Energy - 0.6%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,605,000	1,683,244
7% 6/30/24	1,000,000	1,128,800
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 6.0373% 4/15/19 (b)(c)	1,420,000	1,418,580
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (b)(c)(g)	4,500,000	4,484,603
6.875% 6/15/25 (g)	1,000,000	1,007,500
Denbury Resources, Inc.:
9% 5/15/21 (g)	730,000	709,925
9.25% 3/31/22 (g)	1,455,000	1,404,075
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	1,435,000	1,169,525

TOTAL ENERGY		13,006,252

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (g)	670,000	664,975
Gaming - 0.3%
Scientific Games Corp. 5% 10/15/25 (g)	3,060,000	2,998,800
Stars Group Holdings BV 7% 7/15/26 (g)	2,000,000	2,085,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,367,000	1,350,767

TOTAL GAMING		6,434,567

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,506,250
5.125% 5/1/25	1,000,000	1,005,050
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	2,515,000	2,568,444
9% 12/15/25 (g)	1,275,000	1,385,033

TOTAL HEALTHCARE		7,464,777

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (g)	1,000,000	990,000
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	1,220,000	1,235,250
7.25% 11/30/21 (g)	2,000,000	2,068,980

TOTAL LEISURE		3,304,230

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (g)	1,100,000	1,125,069
6% 3/1/26 (g)	1,100,000	1,137,807

TOTAL PAPER		2,262,876

Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	980,000	830,550
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	2,395,000	2,149,513

TOTAL SERVICES		2,980,063

Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (g)	3,030,000	3,109,133
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	2,665,000	2,714,995
Uber Technologies, Inc. 7.5% 11/1/23 (g)	2,000,000	2,085,000

TOTAL TECHNOLOGY		7,909,128

Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (g)	3,095,000	3,054,765
Frontier Communications Corp. 8% 4/1/27 (g)	5,400,000	5,575,500
SFR Group SA:
6.25% 5/15/24 (g)	1,930,000	1,944,475
7.375% 5/1/26 (g)	3,010,000	2,949,800

TOTAL TELECOMMUNICATIONS		13,524,540

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	870,000	853,039
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (g)	2,255,000	2,294,463
TOTAL NONCONVERTIBLE BONDS
(Cost $79,523,534)		79,918,485
	Shares	Value

Common Stocks - 0.7%
Chemicals - 0.2%
LyondellBasell Industries NV Class A	52,192	4,388,303
Energy - 0.3%
Expro Holdings U.S., Inc. (e)(h)	240,349	4,326,282
Expro Holdings U.S., Inc. (e)(g)(h)	88,205	1,587,690

TOTAL ENERGY		5,913,972

Publishing/Printing - 0.0%
Cenveo Corp. (e)	4,167	121,510
Super Retail - 0.0%
David's Bridal, Inc. (e)	8,913	4,635
Utilities - 0.2%
TexGen Power LLC (e)	85,051	3,342,504
TOTAL COMMON STOCKS
(Cost $12,091,878)		13,770,924

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(h)
(Cost $45,406)	45,954	45,954

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.48% (i)
(Cost $99,323,733)	99,310,026	99,329,888
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $2,112,451,573)		2,076,159,418
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(35,039,058)
NET ASSETS - 100%		$2,041,120,360

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,933,701 or 3.6% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,141,698
Total	$1,141,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,635	$--	$--	$4,635
Energy	5,913,972	--	--	5,913,972
Industrials	121,510	--	--	121,510
Materials	4,388,303	4,388,303	--	--
Utilities	3,342,504	--	--	3,342,504
Bank Loan Obligations	1,883,094,167	--	1,874,057,639	9,036,528
Corporate Bonds	79,918,485	--	79,918,485	--
Other	45,954	--	--	45,954
Money Market Funds	99,329,888	99,329,888	--	--
Total Investments in Securities:	$2,076,159,418	$103,718,191	$1,953,976,124	$18,465,103

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Luxembourg	5.9%
Canada	1.5%
Netherlands	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,013,127,840)	$1,976,829,530
Fidelity Central Funds (cost $99,323,733)	99,329,888
Total Investment in Securities (cost $2,112,451,573)		$2,076,159,418
Cash		1,817,870
Receivable for investments sold		9,805,333
Receivable for fund shares sold		59,244
Interest receivable		12,005,909
Distributions receivable from Fidelity Central Funds		221,319
Total assets		2,100,069,093
Liabilities
Payable for investments purchased	$56,862,417
Payable for fund shares redeemed	1,425,112
Distributions payable	645,792
Other payables and accrued expenses	15,412
Total liabilities		58,948,733
Net Assets		$2,041,120,360
Net Assets consist of:
Paid in capital		$2,089,001,428
Total distributable earnings (loss)		(47,881,068)
Net Assets, for 20,168,047 shares outstanding		$2,041,120,360
Net Asset Value, offering price and redemption price per share ($2,041,120,360 ÷ 20,168,047 shares)		$101.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$438,001
Interest		60,362,361
Income from Fidelity Central Funds		1,141,698
Total income		61,942,060
Expenses
Custodian fees and expenses	$15,345
Independent directors' fees and expenses	6,373
Legal	22,826
Total expenses before reductions	44,544
Expense reductions	(19,672)
Total expenses after reductions		24,872
Net investment income (loss)		61,917,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,844,559)
Fidelity Central Funds	102
Total net realized gain (loss)		(9,844,457)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(33,574,453)
Fidelity Central Funds	(102)
Total change in net unrealized appreciation (depreciation)		(33,574,555)
Net gain (loss)		(43,419,012)
Net increase (decrease) in net assets resulting from operations		$18,498,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,917,188	$108,427,622
Net realized gain (loss)	(9,844,457)	(2,822,187)
Change in net unrealized appreciation (depreciation)	(33,574,555)	9,369,188
Net increase (decrease) in net assets resulting from operations	18,498,176	114,974,623
Distributions to shareholders	(62,232,283)	–
Distributions to shareholders from net investment income	–	(107,324,263)
Distributions to shareholders from net realized gain	–	(5,780,280)
Total distributions	(62,232,283)	(113,104,543)
Affiliated share transactions
Proceeds from sales of shares	32,960,077	697,577,163
Reinvestment of distributions	58,458,063	106,258,937
Cost of shares redeemed	(302,507,288)	(144,268,596)
Net increase (decrease) in net assets resulting from share transactions	(211,089,148)	659,567,504
Total increase (decrease) in net assets	(254,823,255)	661,437,584
Net Assets
Beginning of period	2,295,943,615	1,634,506,031
End of period	$2,041,120,360	$2,295,943,615
Other Information
Undistributed net investment income end of period		$1,735,079
Shares
Sold	328,934	6,749,302
Issued in reinvestment of distributions	578,829	1,029,866
Redeemed	(2,964,155)	(1,398,060)
Net increase (decrease)	(2,056,392)	6,381,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Floating Rate Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$103.31	$103.17	$102.63	$102.02	$107.17	$106.39
Income from Investment Operations
Net investment income (loss)A	3.003	5.279	5.268	5.424	5.449	5.658
Net realized and unrealized gain (loss)	(2.081)	.401	.545	.357	(5.445)	.412
Total from investment operations	.922	5.680	5.813	5.781	.004	6.070
Distributions from net investment income	(3.022)	(5.215)	(5.223)	(5.171)	(5.154)	(5.290)
Distributions from net realized gain	–	(.325)	(.050)	–	–	–
Total distributions	(3.022)	(5.540)	(5.273)	(5.171)	(5.154)	(5.290)
Net asset value, end of period	$101.21	$103.31	$103.17	$102.63	$102.02	$107.17
Total ReturnB,C	.94%	5.65%	5.77%	5.95%	(.03)%	5.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.06%	- %G	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	.06%	- %G	- %G	- %G
Expenses net of all reductions	- %F,G	- %G	.06%	- %G	- %G	- %G
Net investment income (loss)	5.94%F	5.12%	5.09%	5.45%	5.15%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,041,120	$2,295,944	$1,634,506	$1,614,419	$1,597,788	$1,653,285
Portfolio turnover rateH	30%F	47%	78%	48%	37%I	66%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,703,554
Gross unrealized depreciation	(46,104,350)
Net unrealized appreciation (depreciation)	$(36,400,796)
Tax cost	$2,112,560,214

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(4,438,277)
Total capital loss carryforward	$(4,438,277)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $301,386,410 and $479,801,804, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19,672.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. In May 2019, the parties reached a settlement that remains subject to approval by the Bankruptcy Court. Given this contingency, Management cannot determine at this time the amount of loss that may be realized, but expects the amount to be less than the $32,518,731 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.0043%	$1,000.00	$1,009.40	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Floating Rate Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FR1-SANN-0519
1.814673.114

Fidelity® High Income Central Fund 1 Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3
Ally Financial, Inc.	2.3
Tenet Healthcare Corp.	2.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.1
Community Health Systems, Inc.	2.0
12.0

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Energy	15.8
Telecommunications	9.3
Healthcare	9.1
Cable/Satellite TV	7.3
Diversified Financial Services	6.9

Quality Diversification (% of fund's net assets)

As of March 31, 2019
BBB	2.9%
BB	44.1%
B	33.7%
CCC,CC,C	13.7%
Not Rated	0.3%
Equities	0.1%
Short-Term Investments and Net Other Assets	5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2019 *
Nonconvertible Bonds	90.0%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	0.1%
Bank Loan Obligations	1.6%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 22.0%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.2%
	Principal Amount	Value
Convertible Bonds - 0.2%
Broadcasting - 0.2%
DISH Network Corp.:
2.375% 3/15/24	$750,000	$618,653
3.375% 8/15/26	770,000	654,115
		1,272,768
Nonconvertible Bonds - 90.0%
Aerospace - 3.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,405,000	2,477,150
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,365,000	3,411,269
7.5% 12/1/24 (a)	1,350,000	1,402,313
7.875% 4/15/27 (a)	1,475,000	1,521,094
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,280,000	2,314,200
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,930,552
6.25% 3/15/26 (a)	2,230,000	2,313,625
6.375% 6/15/26	130,000	128,681
6.5% 5/15/25	1,000,000	1,015,100
		16,513,984
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,210,000	3,246,113
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
4.625% 3/30/25	660,000	671,550
5.75% 11/20/25	7,745,000	8,249,250
8% 11/1/31	2,385,000	2,960,381
		11,881,181
Broadcasting - 1.5%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,330,000	1,320,025
5% 8/1/27 (a)	2,765,000	2,766,659
5.375% 4/15/25 (a)	1,751,040	1,797,005
5.375% 7/15/26 (a)	595,000	605,413
6% 7/15/24 (a)	1,300,000	1,347,125
		7,836,227
Cable/Satellite TV - 7.3%
Altice SA 7.75% 5/15/22 (a)	1,230,000	1,230,000
Cablevision Systems Corp. 5.875% 9/15/22	805,000	841,225
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,805,000	3,801,385
5% 2/1/28 (a)	2,135,000	2,110,981
5.125% 5/1/27 (a)	2,910,000	2,928,188
5.375% 5/1/25 (a)	1,600,000	1,652,000
5.5% 5/1/26 (a)	2,485,000	2,565,763
5.75% 2/15/26 (a)	1,915,000	2,005,963
5.875% 5/1/27 (a)	1,255,000	1,302,439
CSC Holdings LLC:
5.375% 7/15/23 (a)	2,125,000	2,164,844
5.5% 5/15/26 (a)	1,000,000	1,027,800
5.5% 4/15/27 (a)	925,000	944,564
7.5% 4/1/28 (a)	935,000	1,001,899
7.75% 7/15/25 (a)	2,200,000	2,359,500
DISH DBS Corp.:
5.875% 11/15/24	3,260,000	2,738,400
7.75% 7/1/26	1,870,000	1,626,900
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,140,000	2,177,450
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	2,205,000	2,177,438
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,440,000	2,409,500
		37,066,239
Capital Goods - 0.8%
AECOM:
5.125% 3/15/27	2,425,000	2,343,156
5.875% 10/15/24	1,455,000	1,533,206
		3,876,362
Chemicals - 2.8%
Element Solutions, Inc. 5.875% 12/1/25 (a)	2,010,000	2,017,236
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	1,920,000	1,886,400
OCI NV 6.625% 4/15/23 (a)	1,960,000	2,032,520
Olin Corp. 5.125% 9/15/27	1,725,000	1,744,406
The Chemours Co. LLC 5.375% 5/15/27	1,545,000	1,534,849
TPC Group, Inc. 8.75% 12/15/20 (a)	2,800,000	2,758,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,113,313
Valvoline, Inc. 4.375% 8/15/25	970,000	928,775
		14,015,499
Consumer Products - 0.1%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	376,475
Containers - 1.8%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	834,954	789,032
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	945,000	950,906
6% 2/15/25 (a)	2,350,000	2,350,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,930,000	1,867,275
OI European Group BV 4% 3/15/23 (a)	1,380,000	1,354,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	650,000	660,563
7% 7/15/24 (a)	950,000	978,619
		8,950,520
Diversified Financial Services - 6.9%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	760,000	681,150
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	955,000	959,584
FLY Leasing Ltd. 5.25% 10/15/24	3,345,000	3,211,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,745,000	4,804,313
6.25% 2/1/22	4,515,000	4,631,713
6.375% 12/15/25	1,030,000	1,054,463
MSCI, Inc. 4.75% 8/1/26 (a)	1,485,000	1,525,838
Navient Corp.:
6.5% 6/15/22	2,235,000	2,330,077
6.75% 6/15/26	1,030,000	986,225
7.25% 9/25/23	2,505,000	2,645,906
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	685,000	681,575
5.25% 8/15/22 (a)	1,090,000	1,117,141
5.5% 2/15/24 (a)	575,000	596,936
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,600,988
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	1,650,000	1,592,250
6.875% 2/15/23 (a)	515,000	509,850
SLM Corp.:
5.5% 1/25/23	800,000	801,000
6.125% 3/25/24	405,000	404,494
7.25% 1/25/22	580,000	614,800
Springleaf Financial Corp.:
6.875% 3/15/25	1,090,000	1,125,425
7.125% 3/15/26	1,815,000	1,835,328
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,385,000	1,395,388
		35,105,644
Diversified Media - 0.8%
E.W. Scripps Co. 5.125% 5/15/25 (a)	785,000	747,713
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,765,000	1,460,538
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	775,000	744,969
5.5% 10/1/21 (a)	175,000	175,438
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	866,250
		3,994,908
Energy - 15.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	700,000	713,790
California Resources Corp. 8% 12/15/22 (a)	4,285,000	3,365,011
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,615,000	1,756,313
7% 6/30/24	3,100,000	3,499,280
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,615,575
5.625% 10/1/26 (a)	470,000	481,750
Chesapeake Energy Corp.:
8% 1/15/25	560,000	571,200
8% 6/15/27	1,010,000	994,850
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,356,469
Comstock Escrow Corp. 9.75% 8/15/26 (a)	1,675,000	1,541,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (a)(b)(c)	3,330,000	3,318,606
6.5% 5/15/26 (a)	840,000	835,800
6.875% 6/15/25 (a)	945,000	952,088
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,071,125
6.25% 4/1/23	1,365,000	1,399,125
DCP Midstream Operating LP 5.375% 7/15/25	2,150,000	2,241,375
Denbury Resources, Inc.:
9% 5/15/21 (a)	355,000	345,238
9.25% 3/31/22 (a)	2,795,000	2,697,175
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	220,000	226,050
5.75% 1/30/28 (a)	220,000	231,000
Ensco PLC 5.2% 3/15/25	1,900,000	1,473,070
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	850,000	692,750
8% 11/29/24 (a)	1,815,000	1,002,788
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,910,000	2,960,925
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,040,000	1,011,712
5.75% 10/1/25 (a)	1,635,000	1,606,388
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,220,000	1,079,700
Jonah Energy LLC 7.25% 10/15/25 (a)	2,560,000	1,356,800
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	935,000	944,350
MEG Energy Corp. 7% 3/31/24 (a)	1,160,000	1,081,700
Nabors Industries, Inc.:
5.5% 1/15/23	880,000	839,960
5.75% 2/1/25	625,000	560,144
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,090,000	1,081,825
4.5% 9/15/27 (a)	235,000	229,125
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	200,000	197,375
5.375% 1/15/25 (a)	1,675,000	1,675,000
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,000,000	1,028,500
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	780,000	793,650
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	1,715,000	1,610,557
Sanchez Energy Corp. 7.25% 2/15/23 (a)	3,115,000	2,507,575
SemGroup Corp.:
6.375% 3/15/25	1,685,000	1,583,900
7.25% 3/15/26	1,830,000	1,775,100
Summit Midstream Holdings LLC 5.75% 4/15/25	2,095,000	1,977,156
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	705,000	716,210
5.5% 2/15/26	500,000	495,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	765,000	762,131
5.125% 2/1/25	1,730,000	1,764,600
5.25% 5/1/23	380,000	386,817
5.875% 4/15/26 (a)	1,130,000	1,194,410
6.75% 3/15/24	510,000	534,225
Teine Energy Ltd. 6.875% 9/30/22 (a)	765,000	774,563
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	195,000	192,658
5% 1/31/28 (a)	510,000	492,150
6.625% 6/15/25 (a)(b)	1,060,000	1,110,350
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,135,000	1,160,538
6.875% 9/1/27 (a)	390,000	396,338
Weatherford International Ltd.:
5.95% 4/15/42	250,000	139,925
6.5% 8/1/36	840,000	474,600
7% 3/15/38	305,000	173,850
9.875% 2/15/24	1,550,000	1,116,000
Weatherford International, Inc. 9.875% 3/1/25	2,800,000	1,981,000
		77,148,235
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,792,651	1,382,362
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,375,000	1,299,375
Tervita Escrow Corp. 7.625% 12/1/21 (a)	180,000	178,650
		1,478,025
Food/Beverage/Tobacco - 3.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,205,000	1,209,519
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,410,000	3,495,250
5.875% 7/15/24 (a)	6,250,000	6,421,875
Post Holdings, Inc.:
5% 8/15/26 (a)	1,395,000	1,356,638
5.75% 3/1/27 (a)	710,000	712,663
Vector Group Ltd. 6.125% 2/1/25 (a)	4,040,000	3,586,712
		16,782,657
Gaming - 5.3%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	4,710,000	4,545,150
Eldorado Resorts, Inc.:
6% 4/1/25	1,405,000	1,422,563
6% 9/15/26	190,000	192,850
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,510,000	1,581,936
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,195,000	1,182,102
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,191,475
5.75% 2/1/27 (a)	460,000	476,100
Scientific Games Corp.:
5% 10/15/25 (a)	820,000	803,600
6.625% 5/15/21	1,475,000	1,489,750
10% 12/1/22	1,705,000	1,791,699
Stars Group Holdings BV 7% 7/15/26 (a)	2,935,000	3,059,738
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,068,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,405,181
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	2,095,000	2,034,731
5.5% 10/1/27 (a)	1,620,000	1,562,045
		26,807,645
Healthcare - 9.1%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	655,000	648,450
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	640,000	664,000
Community Health Systems, Inc.:
5.125% 8/1/21	1,000,000	983,100
6.25% 3/31/23	7,730,000	7,256,538
8% 3/15/26 (a)	870,000	832,416
8.625% 1/15/24 (a)	1,105,000	1,106,381
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,415,263
5% 3/15/24	2,450,000	2,594,284
Hologic, Inc.:
4.375% 10/15/25 (a)	960,000	955,008
4.625% 2/1/28 (a)	180,000	177,750
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	565,000	574,888
5.25% 8/1/26	1,860,000	1,913,475
5.5% 5/1/24	660,000	676,500
6.375% 3/1/24	1,000,000	1,046,250
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,390,000	1,405,638
5.5% 2/1/21	730,000	738,213
Teleflex, Inc. 4.875% 6/1/26	2,200,000	2,241,250
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,144,575
4.625% 7/15/24	740,000	741,850
5.125% 5/1/25	430,000	432,172
6.25% 2/1/27 (a)	805,000	835,188
6.75% 6/15/23	2,240,000	2,307,200
8.125% 4/1/22	5,385,000	5,793,452
THC Escrow Corp. III 7% 8/1/25	1,425,000	1,442,813
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	298,000	300,980
7% 3/15/24 (a)	3,300,000	3,491,400
Wellcare Health Plans, Inc.:
5.25% 4/1/25	2,855,000	2,954,925
5.375% 8/15/26 (a)	260,000	272,025
		45,945,984
Homebuilders/Real Estate - 0.4%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,555,000	1,552,932
Starwood Property Trust, Inc. 4.75% 3/15/25	490,000	487,550
		2,040,482
Hotels - 0.8%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/1/25	3,000,000	3,030,000
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	995,000	1,009,925
		4,039,925
Insurance - 0.5%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,210,000	1,210,000
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,220,000	1,184,925
		2,394,925
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	1,235,000	1,214,931
Metals/Mining - 1.0%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	655,000	659,094
7.25% 4/1/23 (a)	1,075,000	1,050,813
Freeport-McMoRan, Inc.:
3.875% 3/15/23	625,000	616,006
4.55% 11/14/24	1,700,000	1,674,500
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	920,000	851,000
		4,851,413
Paper - 0.3%
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	1,190,000	1,136,450
7.875% 7/15/26 (a)	275,000	265,375
		1,401,825
Publishing/Printing - 0.2%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,185,000	1,223,513
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	920,000	910,800
5% 10/15/25 (a)	1,340,000	1,323,652
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,565,000	2,577,825
		4,812,277
Services - 2.9%
APX Group, Inc.:
7.625% 9/1/23	1,295,000	1,097,513
7.875% 12/1/22	1,045,000	1,047,508
8.75% 12/1/20	1,581,000	1,557,285
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,743,125
Avantor, Inc. 6% 10/1/24 (a)	740,000	767,750
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,505,000	1,350,738
CDK Global, Inc.:
4.875% 6/1/27	460,000	459,425
5.875% 6/15/26	755,000	788,975
Corrections Corp. of America:
4.625% 5/1/23	255,000	246,075
5% 10/15/22	725,000	714,125
Frontdoor, Inc. 6.75% 8/15/26 (a)	705,000	720,863
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,950,000	2,115,750
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,075,000	870,750
		14,479,882
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	795,000	821,831
Technology - 4.6%
Ascend Learning LLC:
6.875% 8/1/25 (a)	110,000	109,175
6.875% 8/1/25 (a)	1,055,000	1,048,406
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	1,465,000	1,519,938
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,805,000	1,859,150
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	914,684
Micron Technology, Inc. 5.5% 2/1/25	555,000	572,266
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,060,875
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,051,400
Qorvo, Inc. 5.5% 7/15/26 (a)	840,000	867,384
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	1,957,750
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,970,000	4,303,162
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,045,000	1,055,450
Symantec Corp. 5% 4/15/25 (a)	2,575,000	2,579,692
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,495,000	2,398,319
		23,297,651
Telecommunications - 8.5%
Altice Financing SA 7.5% 5/15/26 (a)	4,210,000	4,155,270
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	790,000	791,975
7.5% 10/15/26 (a)	1,880,000	1,936,400
Citizens Utilities Co. 7.05% 10/1/46	2,165,000	1,033,788
Frontier Communications Corp. 8% 4/1/27 (a)	755,000	779,538
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	1,410,000	1,371,225
Level 3 Communications, Inc. 5.75% 12/1/22	955,000	964,837
Level 3 Financing, Inc.:
5.125% 5/1/23	1,200,000	1,210,500
5.375% 1/15/24	3,340,000	3,402,124
5.375% 5/1/25	550,000	556,765
Millicom International Cellular SA:
6% 3/15/25 (a)	175,000	179,375
6.625% 10/15/26 (a)	2,290,000	2,398,134
Neptune Finco Corp. 6.625% 10/15/25 (a)	2,680,000	2,840,800
Qwest Corp. 6.75% 12/1/21	500,000	532,025
SFR Group SA:
6.25% 5/15/24 (a)	1,045,000	1,052,838
7.375% 5/1/26 (a)	1,195,000	1,171,100
8.125% 2/1/27 (a)	1,150,000	1,162,938
Sprint Communications, Inc. 6% 11/15/22	2,375,000	2,393,525
Sprint Corp. 7.875% 9/15/23	5,750,000	6,037,500
T-Mobile U.S.A., Inc. 6.375% 3/1/25	2,200,000	2,290,860
Telecom Italia Capital SA:
6% 9/30/34	510,000	471,750
6.375% 11/15/33	285,000	275,025
Telecom Italia SpA 5.303% 5/30/24 (a)	480,000	482,400
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,352,000
U.S. West Communications 7.25% 9/15/25	545,000	589,105
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	2,725,000	2,738,625
		43,170,422
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	4,705,000	4,787,338
5.5% 1/15/23 (a)	1,205,000	1,238,138
		6,025,476
Utilities - 6.4%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	680,000	682,550
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,514,596
DPL, Inc. 6.75% 10/1/19	688,000	691,440
Dynegy, Inc. 7.625% 11/1/24	1,200,000	1,269,024
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,762,688
7% 6/15/23	4,980,000	4,930,200
InterGen NV 7% 6/30/23 (a)	2,385,000	2,152,463
NRG Yield Operating LLC 5% 9/15/26	970,000	923,925
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,373,809	4,679,975
Talen Energy Supply LLC:
6.5% 6/1/25	165,000	145,200
10.5% 1/15/26 (a)	3,305,000	3,443,810
The AES Corp. 4.875% 5/15/23	3,975,000	4,029,656
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	3,975,000	4,134,000
		32,359,527

TOTAL NONCONVERTIBLE BONDS		454,542,140

TOTAL CORPORATE BONDS
(Cost $455,481,020)		455,814,908
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (d)	72,087	234,283
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)(e)	0	16,065
TOTAL COMMON STOCKS
(Cost $4,026,301)		250,348
	Principal Amount	Value

Bank Loan Obligations - 1.6%
Energy - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (b)(c)	450,000	441,846
Gaming - 0.4%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5% 10/20/24 (b)(c)	1,273,875	1,261,136
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (b)(c)	430,000	419,250
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (b)(c)	429,796	418,131

TOTAL GAMING		2,098,517

Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/24/22 (b)(c)	1,268,890	1,261,226
Services - 0.1%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(c)	65,000	62,495
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	285,494	274,968

TOTAL SERVICES		337,463

Telecommunications - 0.8%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (b)(c)	2,353,025	2,294,200
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (b)(c)	1,651,300	1,612,098

TOTAL TELECOMMUNICATIONS		3,906,298

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,014,647)		8,045,350

Preferred Securities - 2.9%
Banks & Thrifts - 2.6%
Bank of America Corp.:
6.1% (b)(f)	2,010,000	2,131,799
6.25% (b)(f)	2,310,000	2,459,193
Barclays PLC 7.875% (Reg. S) (b)(f)	3,745,000	3,883,580
Royal Bank of Scotland Group PLC 7.5% (b)(f)	2,595,000	2,644,720
Wells Fargo & Co. 5.9% (b)(f)	1,955,000	2,033,774

TOTAL BANKS & THRIFTS		13,153,066

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(f)	1,270,000	1,274,262
TOTAL PREFERRED SECURITIES
(Cost $14,106,628)		14,427,328
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.48% (g)
(Cost $18,926,093)	18,922,432	18,926,217
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $500,554,689)		497,464,151
NET OTHER ASSETS (LIABILITIES) - 1.5%		7,743,303
NET ASSETS - 100%		$505,207,454

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,337,085 or 50.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$235,894
Total	$235,894

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,065	$--	$--	$16,065
Energy	234,283	234,283	--	--
Corporate Bonds	455,814,908	--	455,814,908	--
Bank Loan Obligations	8,045,350	--	8,045,350	--
Preferred Securities	14,427,328	--	14,427,328	--
Money Market Funds	18,926,217	18,926,217	--	--
Total Investments in Securities:	$497,464,151	$19,160,500	$478,287,586	$16,065

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.0%
Canada	4.6%
Luxembourg	4.0%
Netherlands	3.3%
Cayman Islands	2.5%
Multi-National	2.3%
United Kingdom	2.0%
Ireland	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $481,628,596)	$478,537,934
Fidelity Central Funds (cost $18,926,093)	18,926,217
Total Investment in Securities (cost $500,554,689)		$497,464,151
Receivable for investments sold		19,430
Receivable for fund shares sold		88,866
Interest receivable		8,156,001
Distributions receivable from Fidelity Central Funds		45,298
Total assets		505,773,746
Liabilities
Payable for investments purchased	$377,438
Payable for fund shares redeemed	186,127
Other payables and accrued expenses	2,727
Total liabilities		566,292
Net Assets		$505,207,454
Net Assets consist of:
Paid in capital		$510,958,802
Total distributable earnings (loss)		(5,751,348)
Net Assets, for 5,407,183 shares outstanding		$505,207,454
Net Asset Value, offering price and redemption price per share ($505,207,454 ÷ 5,407,183 shares)		$93.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$441,156
Interest		14,246,558
Income from Fidelity Central Funds		235,894
Total income		14,923,608
Expenses
Custodian fees and expenses	$3,805
Independent directors' fees and expenses	1,334
Legal	5
Total expenses before reductions	5,144
Expense reductions	(4,523)
Total expenses after reductions		621
Net investment income (loss)		14,922,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,218,055)
Fidelity Central Funds	(124)
Total net realized gain (loss)		(2,218,179)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(364,090)
Fidelity Central Funds	124
Total change in net unrealized appreciation (depreciation)		(363,966)
Net gain (loss)		(2,582,145)
Net increase (decrease) in net assets resulting from operations		$12,340,842

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,922,987	$26,853,621
Net realized gain (loss)	(2,218,179)	1,534,341
Change in net unrealized appreciation (depreciation)	(363,966)	(17,609,200)
Net increase (decrease) in net assets resulting from operations	12,340,842	10,778,762
Distributions to shareholders	(15,181,604)	–
Distributions to shareholders from net investment income	–	(26,805,868)
Distributions to shareholders from net realized gain	–	(16,090,994)
Total distributions	(15,181,604)	(42,896,862)
Affiliated share transactions
Proceeds from sales of shares	98,404,061	56,102,680
Reinvestment of distributions	15,181,604	42,889,583
Cost of shares redeemed	(17,891,018)	(156,983,876)
Net increase (decrease) in net assets resulting from share transactions	95,694,647	(57,991,613)
Total increase (decrease) in net assets	92,853,885	(90,109,713)
Net Assets
Beginning of period	412,353,569	502,463,282
End of period	$505,207,454	$412,353,569
Other Information
Distributions in excess of net investment income end of period		$(415,531)
Shares
Sold	1,063,738	584,125
Issued in reinvestment of distributions	165,733	446,524
Redeemed	(195,241)	(1,647,007)
Net increase (decrease)	1,034,230	(616,358)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund 1

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$94.30	$100.71	$98.03	$93.94	$102.00	$101.40
Income from Investment Operations
Net investment income (loss)A	2.913	5.772	6.145	6.453	6.303	6.317
Net realized and unrealized gain (loss)	(.818)	(3.258)	2.919	3.688	(8.196)	.503
Total from investment operations	2.095	2.514	9.064	10.141	(1.893)	6.820
Distributions from net investment income	(2.914)	(5.750)	(6.169)	(6.051)	(6.167)	(6.220)
Distributions from net realized gain	(.051)	(3.174)	(.215)	–	–	–
Total distributions	(2.965)	(8.924)	(6.384)	(6.051)	(6.167)	(6.220)
Net asset value, end of period	$93.43	$94.30	$100.71	$98.03	$93.94	$102.00
Total ReturnB,C	2.33%	2.69%	9.54%	11.32%	(2.06)%	6.77%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)F	6.37%G	6.01%	6.18%	6.92%	6.31%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$505,207	$412,354	$502,463	$794,989	$1,012,111	$457,907
Portfolio turnover rateH	32%G	69%	58%	59%	57%	74%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,308,440
Gross unrealized depreciation	(13,405,134)
Net unrealized appreciation (depreciation)	$(3,096,694)
Tax cost	$500,560,845

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $159,448,012 and $70,393,256, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,523.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity High Income Central Fund 2. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for shares of Fidelity High Income Central Fund 2 equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective in May 2019. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.0022%	$1,000.00	$1,023.30	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 1

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

HP1-SANN-0519
1.807410.114

Fidelity® International Equity Central Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2019
Japan	20.1%
United Kingdom	14.2%
France	9.4%
Germany	8.4%
Switzerland	7.0%
Canada	6.2%
United States of America*	5.8%
Netherlands	5.6%
Australia	3.6%
Other	19.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2019

% of fund's net assets
Stocks and Equity Futures	96.8
Short-Term Investments and Net Other Assets (Liabilities)	3.2

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
The Toronto-Dominion Bank (Canada, Banks)	1.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5
Zurich Insurance Group Ltd. (Switzerland, Insurance)	1.5
Diageo PLC (United Kingdom, Beverages)	1.3
Sanofi SA (France, Pharmaceuticals)	1.3
KBC Groep NV (Belgium, Banks)	1.2
Glencore Xstrata PLC (Bailiwick of Jersey, Metals & Mining)	1.2
16.3

Top Market Sectors as of March 31, 2019

% of fund's net assets
Financials	19.8
Industrials	14.7
Consumer Staples	10.8
Health Care	11.0
Consumer Discretionary	9.7
Energy	7.2
Materials	6.9
Information Technology	5.1
Communication Services	4.6
Real Estate	3.4

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 3.6%
Abacus Property Group unit	2,565,173	$6,775,612
AGL Energy Ltd.	434,197	6,711,725
Aub Group Ltd.	549,247	5,105,006
Australia & New Zealand Banking Group Ltd.	502,222	9,282,369
Coles Group Ltd. (a)	826,245	6,952,102
Commonwealth Bank of Australia	501,036	25,130,930
CSL Ltd.	74,000	10,242,869
Inghams Group Ltd. (b)	2,793,451	8,667,851
Woodside Petroleum Ltd.	366,315	9,004,730

TOTAL AUSTRALIA		87,873,194

Austria - 1.2%
Erste Group Bank AG	776,791	28,545,927
Bailiwick of Jersey - 2.3%
Experian PLC	995,300	26,938,170
Glencore Xstrata PLC	7,348,181	30,452,046

TOTAL BAILIWICK OF JERSEY		57,390,216

Belgium - 2.1%
KBC Groep NV	442,885	30,941,093
Umicore SA	488,564	21,697,168

TOTAL BELGIUM		52,638,261

Brazil - 0.1%
Notre Dame Intermedica Participacoes SA	275,000	2,303,753
Canada - 6.2%
ATCO Ltd. Class I (non-vtg.)	117,000	3,939,836
Barrick Gold Corp. (Canada)	793,409	10,876,831
Canadian Natural Resources Ltd.	394,900	10,842,130
Cenovus Energy, Inc. (Canada)	1,190,800	10,336,574
Hydro One Ltd. (c)	303,300	4,711,721
Intact Financial Corp.	243,900	20,638,464
Lundin Mining Corp.	3,431,100	15,918,599
Pembina Pipeline Corp.	244,000	8,963,191
Suncor Energy, Inc.	651,100	21,101,613
The Toronto-Dominion Bank	856,900	46,501,581

TOTAL CANADA		153,830,540

Cayman Islands - 0.0%
CStone Pharmaceuticals Co. Ltd. (a)(c)	400,000	809,177
China - 0.2%
PICC Property & Casualty Co. Ltd. (H Shares)	5,079,000	5,771,334
Denmark - 1.0%
A.P. Moller - Maersk A/S Series B	19,200	24,342,687
France - 9.4%
Amundi SA (c)	233,700	14,706,782
Capgemini SA	61,700	7,481,815
EDF SA	490,100	6,701,692
ENGIE	651,280	9,702,014
Ipsen SA	67,000	9,184,216
LVMH Moet Hennessy - Louis Vuitton SA	57,245	21,085,264
Maisons du Monde SA (c)	408,600	7,892,736
Orange SA	508,700	8,293,362
Pernod Ricard SA	95,100	17,068,548
Sanofi SA	350,255	30,971,004
SMCP S.A.S. (a)(c)	402,800	7,003,534
SR Teleperformance SA	93,300	16,766,416
Total SA	534,903	29,766,988
Total SA rights (a)(b)(d)	534,903	384,018
VINCI SA	311,594	30,318,660
Vivendi SA	446,840	12,949,455

TOTAL FRANCE		230,276,504

Germany - 7.6%
adidas AG	31,800	7,726,479
BASF AG	248,347	18,314,799
Bayer AG	62,738	4,039,820
Daimler AG (Germany)	347,900	20,390,919
Delivery Hero AG (a)(c)	133,900	4,836,515
Deutsche Borse AG	109,450	14,033,638
Deutsche Post AG	764,631	24,883,348
Deutsche Telekom AG	915,030	15,186,104
E.ON AG	861,968	9,592,184
LEG Immobilien AG	68,059	8,355,980
Linde PLC	107,812	18,866,345
Morphosys AG sponsored ADR	115,000	2,610,500
RWE AG	236,830	6,349,371
SAP SE	220,559	25,497,618
Uniper SE	157,500	4,750,808
Wirecard AG (b)	22,600	2,831,768

TOTAL GERMANY		188,266,196

Hong Kong - 2.0%
AIA Group Ltd.	2,584,600	25,845,406
Dah Sing Banking Group Ltd.	2,595,200	4,873,056
Dah Sing Financial Holdings Ltd.	899,600	4,715,768
Hysan Development Co. Ltd.	1,167,000	6,251,295
Sino Land Ltd.	3,625,774	7,011,414

TOTAL HONG KONG		48,696,939

Hungary - 0.5%
OTP Bank PLC	303,800	13,367,132
India - 0.6%
Axis Bank Ltd. (a)	1,181,397	13,272,253
Embassy Office Parks (REIT) (a)	465,200	2,017,200

TOTAL INDIA		15,289,453

Indonesia - 0.3%
PT Bank Danamon Indonesia Tbk Series A	5,126,800	3,348,261
PT Bank Rakyat Indonesia Tbk	15,355,500	4,458,629

TOTAL INDONESIA		7,806,890

Ireland - 2.2%
Greencore Group PLC	1,314,176	3,457,530
Irish Residential Properties REIT PLC	3,970,500	7,081,714
James Hardie Industries PLC CDI	884,467	11,392,207
Kerry Group PLC Class A	76,200	8,504,996
Ryanair Holdings PLC sponsored ADR (a)	330,380	24,758,677

TOTAL IRELAND		55,195,124

Italy - 1.6%
Banca Generali SpA	439,584	10,937,032
Davide Campari-Milano SpA	1,321,300	12,968,972
Enel SpA	2,271,736	14,556,849

TOTAL ITALY		38,462,853

Japan - 20.1%
A Dot Co. Ltd. (a)	3,300	33,051
Advance Residence Investment Corp.	2,891	8,047,221
AEON Financial Service Co. Ltd.	317,100	6,446,145
Bandai Namco Holdings, Inc.	271,800	12,727,980
Chugai Pharmaceutical Co. Ltd.	163,300	11,247,944
Electric Power Development Co. Ltd.	184,600	4,490,495
Fanuc Corp.	154,900	26,490,018
Fast Retailing Co. Ltd.	19,300	9,089,549
Hitachi High-Technologies Corp.	125,800	5,147,550
Hoshizaki Corp.	304,300	18,835,135
Hoya Corp.	377,500	24,895,313
Isuzu Motors Ltd.	727,600	9,586,037
JSR Corp.	1,101,200	17,050,069
Kansai Electric Power Co., Inc.	501,300	7,392,726
Kao Corp.	196,200	15,485,410
Keyence Corp.	26,450	16,459,952
Makita Corp.	702,900	24,448,971
Minebea Mitsumi, Inc.	669,200	10,101,226
Mitsubishi Estate Co. Ltd.	606,500	11,004,896
Mitsubishi UFJ Financial Group, Inc.	3,176,300	15,709,326
Money Forward, Inc. (a)	191,900	8,008,098
Nidec Corp.	52,800	6,681,584
Nintendo Co. Ltd.	37,600	10,779,582
Nippon Telegraph & Telephone Corp.	212,500	9,059,107
Nitori Holdings Co. Ltd.	38,700	4,993,323
Oracle Corp. Japan	61,100	4,096,120
ORIX Corp.	919,400	13,185,837
Recruit Holdings Co. Ltd.	956,500	27,423,299
Ryohin Keikaku Co. Ltd.	19,400	4,908,202
Shimadzu Corp.	192,400	5,555,175
SMC Corp.	64,800	24,281,729
SoftBank Corp.	230,090	22,428,417
Sony Corp.	236,700	9,993,761
Sony Financial Holdings, Inc.	226,100	4,266,932
Subaru Corp.	287,400	6,562,114
Taiheiyo Cement Corp.	180,200	6,018,487
Takeda Pharmaceutical Co. Ltd.	221,795	9,083,003
Temp Holdings Co., Ltd.	266,500	4,309,014
Terumo Corp.	438,600	13,423,657
Tokio Marine Holdings, Inc.	205,500	9,955,793
Toyota Motor Corp.	390,500	23,004,667
Tsuruha Holdings, Inc.	78,900	6,407,110
Welby, Inc. (a)	400	18,767
Yahoo! Japan Corp.	2,515,700	6,170,135

TOTAL JAPAN		495,302,927

Luxembourg - 0.8%
B&M European Value Retail SA	2,885,976	14,043,024
Tenaris SA	328,700	4,630,410

TOTAL LUXEMBOURG		18,673,434

Malta - 0.1%
Kambi Group PLC (a)	184,400	3,149,594
Multi-National - 0.4%
HKT Trust/HKT Ltd. unit	6,053,000	9,731,127
Netherlands - 5.6%
AerCap Holdings NV (a)	74,068	3,447,125
ASML Holding NV (Netherlands)	104,578	19,655,406
Basic-Fit NV (a)(c)	332,900	11,202,917
Ferrari NV	108,200	14,504,115
Heineken NV (Bearer)	133,300	14,067,714
Koninklijke Philips Electronics NV	350,585	14,324,053
NIBC Holding NV (c)	1,137,836	10,420,265
NXP Semiconductors NV	111,700	9,873,163
Takeaway.com Holding BV (a)(c)	90,400	6,865,200
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	432,725	25,228,482
(NY Reg.)	143,400	8,358,786

TOTAL NETHERLANDS		137,947,226

Norway - 0.5%
Aker Bp ASA	134,400	4,783,889
Schibsted ASA (B Shares)	187,100	6,703,100

TOTAL NORWAY		11,486,989

Portugal - 0.2%
Galp Energia SGPS SA Class B	298,224	4,777,128
Singapore - 1.2%
Parkway Life REIT	4,815,800	10,376,046
United Overseas Bank Ltd.	657,013	12,211,885
UOL Group Ltd.	1,227,000	6,292,308

TOTAL SINGAPORE		28,880,239

Spain - 1.4%
CaixaBank SA	6,164,574	19,277,741
Cellnex Telecom SA (c)	305,668	8,969,821
Masmovil Ibercom SA (a)	275,670	5,825,946
Melia Hotels International SA	113,593	1,054,425

TOTAL SPAIN		35,127,933

Sweden - 1.0%
D. Carnegie & Co. AB (a)	398,300	7,711,271
Lundin Petroleum AB	143,373	4,854,508
Telefonaktiebolaget LM Ericsson (B Shares)	1,252,839	11,510,601

TOTAL SWEDEN		24,076,380

Switzerland - 7.0%
Lonza Group AG	31,000	9,613,658
Nestle SA (Reg. S)	629,188	59,993,338
Roche Holding AG (participation certificate)	207,950	57,301,637
Sonova Holding AG Class B	35,000	6,924,429
Zurich Insurance Group Ltd.	113,046	37,418,992

TOTAL SWITZERLAND		171,252,054

United Kingdom - 14.2%
AstraZeneca PLC (United Kingdom)	486,600	38,841,116
Beazley PLC	1,615,700	10,837,498
BP PLC	5,249,156	38,116,628
British American Tobacco PLC (United Kingdom)	284,181	11,855,416
Bunzl PLC	753,714	24,856,006
Centrica PLC	3,859,200	5,748,656
Cranswick PLC	103,800	3,679,989
Dechra Pharmaceuticals PLC	175,000	6,149,518
Diageo PLC	767,157	31,393,645
Great Portland Estates PLC	351,840	3,420,866
Hotel Chocolat Group Ltd. (b)	1,096,800	4,785,566
HSBC Holdings PLC (United Kingdom)	1,150,100	9,345,549
John David Group PLC	1,686,900	11,042,639
Melrose Industries PLC	23,920	57,060
Micro Focus International PLC	338,430	8,798,985
Moneysupermarket.com Group PLC	1,437,200	6,965,270
Prudential PLC	1,507,243	30,182,796
Rolls-Royce Holdings PLC	1,485,275	17,491,490
Rotork PLC	6,568,700	24,194,681
Royal Dutch Shell PLC:
Class A (United Kingdom)	489,823	15,393,142
Class B (United Kingdom)	330,623	10,449,534
Smith & Nephew PLC	444,000	8,817,421
Standard Chartered PLC (United Kingdom)	2,051,835	15,801,975
Standard Life PLC	3,550,524	12,206,051

TOTAL UNITED KINGDOM		350,431,497

United States of America - 2.4%
Altria Group, Inc.	168,900	9,699,927
Boston Beer Co., Inc. Class A (a)	13,100	3,860,963
Constellation Brands, Inc. Class A (sub. vtg.)	30,400	5,330,032
International Flavors & Fragrances, Inc. (b)	175,900	22,654,161
Kosmos Energy Ltd.	595,427	3,709,510
Philip Morris International, Inc.	94,600	8,361,694
QIAGEN NV (a)	102,000	4,149,360

TOTAL UNITED STATES OF AMERICA		57,765,647

TOTAL COMMON STOCKS
(Cost $2,152,524,309)		2,359,468,355

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)
(Cost $16,632,132)	305,400	19,164,599
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.38% to 2.41% 4/4/19 to 6/27/19(e)
(Cost $408,798)	410,000	408,813
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.48% (f)	60,535,298	60,547,405
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	30,721,033	30,724,105
TOTAL MONEY MARKET FUNDS
(Cost $91,271,115)		91,271,510
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,260,836,354)		2,470,313,277
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,733,248)
NET ASSETS - 100%		$2,463,580,029

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	55	June 2019	$5,132,600	$111,528	$111,528
TME S&P/TSX 60 Index Contracts (Canada)	3	June 2019	429,723	3,991	3,991
TOTAL FUTURES CONTRACTS					$115,519

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,418,668 or 3.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $408,813.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$640,090
Fidelity Securities Lending Cash Central Fund	227,774
Total	$867,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$116,129,207	$46,416,098	$69,713,109	$--
Consumer Discretionary	237,792,863	139,306,872	98,485,991	--
Consumer Staples	266,128,071	122,171,780	143,956,291	--
Energy	177,113,993	78,757,291	98,356,702	--
Financials	493,492,254	390,599,240	102,893,014	--
Health Care	264,932,448	76,882,793	188,049,655	--
Industrials	360,625,296	172,636,398	187,988,898	--
Information Technology	124,935,018	70,964,242	53,970,776	--
Materials	173,240,712	118,455,380	54,785,332	--
Real Estate	84,345,823	71,323,727	13,022,096	--
Utilities	79,897,269	42,606,854	37,290,415	--
Government Obligations	408,813	--	408,813	--
Money Market Funds	91,271,510	91,271,510	--	--
Total Investments in Securities:	$2,470,313,277	$1,421,392,185	$1,048,921,092	$--
Derivative Instruments:
Assets
Futures Contracts	$115,519	$115,519	$--	$--
Total Assets	$115,519	$115,519	$--	$--
Total Derivative Instruments:	$115,519	$115,519	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$115,519	$0
Total Equity Risk	115,519	0
Total Value of Derivatives	$115,519	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,436,334) — See accompanying schedule: Unaffiliated issuers (cost $2,169,565,239)	$2,379,041,767
Fidelity Central Funds (cost $91,271,115)	91,271,510
Total Investment in Securities (cost $2,260,836,354)		$2,470,313,277
Foreign currency held at value (cost $508)		500
Receivable for investments sold		22,203,924
Receivable for fund shares sold		879,423
Dividends receivable		17,086,637
Distributions receivable from Fidelity Central Funds		176,118
Receivable for daily variation margin on futures contracts		23,086
Other receivables		41,175
Total assets		2,510,724,140
Liabilities
Payable to custodian bank	$2,797,835
Payable for investments purchased
Regular delivery	11,238,482
Delayed delivery	384,018
Payable for fund shares redeemed	1,522,258
Other payables and accrued expenses	477,413
Collateral on securities loaned	30,724,105
Total liabilities		47,144,111
Net Assets		$2,463,580,029
Net Assets consist of:
Paid in capital		$2,314,685,256
Total distributable earnings (loss)		148,894,773
Net Assets, for 32,444,828 shares outstanding		$2,463,580,029
Net Asset Value, offering price and redemption price per share ($2,463,580,029 ÷ 32,444,828 shares)		$75.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$27,748,760
Interest		5,992
Income from Fidelity Central Funds		867,864
Income before foreign taxes withheld		28,622,616
Less foreign taxes withheld		(2,517,030)
Total income		26,105,586
Expenses
Custodian fees and expenses	$140,385
Independent directors' fees and expenses	7,268
Interest	22,792
Total expenses		170,445
Net investment income (loss)		25,935,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,360)	(65,137,708)
Fidelity Central Funds	(1,211)
Foreign currency transactions	(64,857)
Futures contracts	356,975
Total net realized gain (loss)		(64,846,801)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $368,358)	(87,081,610)
Fidelity Central Funds	214
Assets and liabilities in foreign currencies	(142,659)
Futures contracts	26,114
Total change in net unrealized appreciation (depreciation)		(87,197,941)
Net gain (loss)		(152,044,742)
Net increase (decrease) in net assets resulting from operations		$(126,109,601)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,935,141	$76,845,009
Net realized gain (loss)	(64,846,801)	162,484,178
Change in net unrealized appreciation (depreciation)	(87,197,941)	(160,419,767)
Net increase (decrease) in net assets resulting from operations	(126,109,601)	78,909,420
Distributions to shareholders	(129,850,863)	–
Distributions to shareholders from net investment income	–	(77,089,559)
Distributions to shareholders from net realized gain	–	(90,648,501)
Total distributions	(129,850,863)	(167,738,060)
Affiliated share transactions
Proceeds from sales of shares	75,871,852	371,362,580
Reinvestment of distributions	129,850,863	167,738,059
Cost of shares redeemed	(131,243,426)	(899,594,488)
Net increase (decrease) in net assets resulting from share transactions	74,479,289	(360,493,849)
Total increase (decrease) in net assets	(181,481,175)	(449,322,489)
Net Assets
Beginning of period	2,645,061,204	3,094,383,693
End of period	$2,463,580,029	$2,645,061,204
Other Information
Undistributed net investment income end of period		$3,625,716
Shares
Sold	1,037,658	4,209,064
Issued in reinvestment of distributions	1,880,560	1,939,830
Redeemed	(1,757,348)	(10,247,744)
Net increase (decrease)	1,160,870	(4,098,850)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$84.55	$87.45	$74.96	$71.96	$79.13	$78.06
Income from Investment Operations
Net investment income (loss)A	.81	2.30	2.18	2.09	2.13	2.74B
Net realized and unrealized gain (loss)	(5.23)	(.27)C	12.27	2.87	(7.28)	.64
Total from investment operations	(4.42)	2.03	14.45	4.96	(5.15)	3.38
Distributions from net investment income	(.56)	(2.34)	(1.92)	(1.96)	(2.02)	(2.31)
Distributions from net realized gain	(3.65)	(2.60)	(.03)	–	–	–
Total distributions	(4.20)D	(4.93)E	(1.96)F	(1.96)	(2.02)	(2.31)
Net asset value, end of period	$75.93	$84.55	$87.45	$74.96	$71.96	$79.13
Total ReturnG,H	(4.71)%	2.30%	19.54%	6.95%	(6.78)%	4.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	.01%K	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%K	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%K	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.17%K	2.63%	2.74%	2.87%	2.67%	3.34%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,463,580	$2,645,061	$3,094,384	$2,138,296	$2,104,932	$2,841,400
Portfolio turnover rateL	87%K	53%	61%	59%	81%	67%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $4.20 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $3.649 per share.

 E Total distributions of $4.93 per share is comprised of distributions from net investment income of $2.338 and distributions from net realized gain of $2.595 per share.

 F Total distributions of $1.96 per share is comprised of distributions from net investment income of $1.921 and distributions from net realized gain of $.034 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnership and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$310,554,551
Gross unrealized depreciation	(109,808,126)
Net unrealized appreciation (depreciation)	$200,746,425
Tax cost	$2,269,682,371

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,025,226,489 and $1,065,512,677, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,635 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$83,897,000	2.45%	$22,792

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $227,774. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.0142%	$1,000.00	$952.90	$.07
Hypothetical-C		$1,000.00	$1,024.86	$.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

INTCEN-SANN-0519
1.859211.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019